Schedule of Investments (unaudited) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 11.3%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, (LIBOR USD 1 Month + 1.58%), 2.06%, 01/25/35(a)	USD	1,335	$1,153,735
AIG CLO Ltd., Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.36%), 3.23%, 10/25/32(a)(b)		7,000	6,901,910
AIMCO CLO(a)(b):
Series 2015-AA, Class BR, (LIBOR USD 3 Month + 1.30%), 2.52%, 01/15/28		1,500	1,364,317
Series 2018-AA, Class A, (LIBOR USD 3 Month + 1.02%), 2.15%, 04/17/31		2,700	2,536,975
Ajax Mortgage Loan Trust(b):
Series 2018-E, Class A, 4.38%, 06/25/58(c)		6,147	6,272,687
Series 2018-E, Class B, 5.25%, 06/25/58(c)(d)		630	504,000
Series 2018-E, Class C, 0.00%, 06/25/58(c)		1,572	1,076,844
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		6,431	5,723,927
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		719	575,468
Series 2018-F, Class C, 0.00%, 11/25/58		1,699	900,553
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		6,515	5,797,913
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		816	570,850
Series 2018-G, Class C, 5.25%, 06/25/57(d)		2,084	1,975,873
Series 2019-B, Class A, 3.75%, 01/25/59(c)		3,529	3,554,552
Series 2019-B, Class B, 5.25%, 01/25/59(c)(d)		420	294,000
Series 2019-B, Class C, 0.00%, 01/25/59(d)		1,076	885,470
Allegany Park CLO Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.33%), 3.16%, 01/20/33(a)(b)		4,000	3,784,532
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 3.26%, 10/21/28(a)(b)		1,300	1,185,690
Allegro CLO VI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 2.26%, 01/17/31		5,350	5,020,864
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 2.63%, 01/17/31		1,000	896,186
Allegro CLO VII Ltd., Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 2.32%, 06/13/31(a)(b)		1,700	1,605,866
ALM 2020 Ltd., Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.36%, 10/15/29(a)(b)		3,500	3,214,707
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 2.63%, 10/15/28		4,175	4,019,883
Series 2013-7RA, Class A2R, (LIBOR USD 3 Month + 2.00%), 3.22%, 10/15/28		1,000	944,071
Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 3.92%, 10/15/28		1,000	948,375
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 2.87%, 10/15/27		2,000	1,866,681
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 3.42%, 10/15/27		600	548,867
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 3.92%, 07/15/27(a)(b)		3,000	2,476,450
American Express Credit Account Master Trust:
Series 2017-5, Class A, (LIBOR USD 1 Month + 0.38%), 1.19%, 02/18/25(a)		4,110	4,079,196
Series 2017-6, Class A, 2.04%, 05/15/23		2,000	2,011,869
Series 2018-4, Class A, 2.99%, 12/15/23		3,010	3,081,235
Series 2018-6, Class A, 3.06%, 02/15/24		1,535	1,577,730
Series 2019-2, Class A, 2.67%, 11/15/24		1,960	2,031,062
AMMC CLO 16 Ltd., Series 2015-16A, Class AR, (LIBOR USD 3 Month + 1.26%), 2.57%, 04/14/29(a)(b)		8,000	7,649,706

Security		Par (000)	Value

Asset-Backed Securities (continued)
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.01%, 11/02/30(a)(b)	USD	1,750	$1,666,623
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.93%, 11/10/30(a)(b)		2,000	1,879,127
AMSR Trust(b):
Series 2020-SFR1, Class E, 3.22%, 04/17/37		10,250	8,886,119
Series 2020-SFR1, Class F, 3.57%, 04/17/37		19,850	16,569,118
Series 2020-SFR1, Class G, 4.31%, 04/17/37		7,500	6,067,275
Anchorage Capital CLO 13 LLC, Series 2019-13A, Class A, (LIBOR USD 3 Month + 1.47%), 2.69%, 04/15/32(a)(b)		10,500	10,129,509
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.30%, 04/13/31(a)(b)		2,400	2,294,445
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 2.39%, 01/28/31		3,400	3,137,277
Series 2014-3RA, Class C, (LIBOR USD 3 Month + 1.85%), 2.74%, 01/28/31		1,250	1,108,314
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 2.74%, 01/28/31		600	543,501
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 3.49%, 01/28/31		2,250	1,712,683
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.07%, 01/15/30(a)(b)		1,850	1,660,355
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 2.49%, 07/15/30		4,189	4,010,626
Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 3.62%, 07/15/30		1,000	935,000
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.49%, 07/28/28		1,400	1,303,251
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 3.89%, 07/28/28		4,000	3,245,031
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.56%, 10/13/30		9,000	8,585,252
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 2.42%, 10/15/31		7,650	7,249,997
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.75%), 2.97%, 10/15/31		3,000	2,780,251
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)EUR		499	392,428
Antares CLO Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.53%), 2.67%, 01/20/30(a)(b)USD		5,000	4,641,342
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.30%, 04/15/31(a)(b)		2,400	2,244,009
Apidos CLO XV(a)(b):
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 2.99%, 04/20/31		7,000	6,172,317
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 3.84%, 04/20/31		2,000	1,540,232
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 3.13%, 07/16/31(a)(b)		1,750	1,601,421

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XXIX, Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 2.54%, 07/25/30(a)(b)	USD	1,000	$895,809
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R, (LIBOR USD 3 Month + 1.17%), 2.31%, 10/20/31(a)(b)		4,500	4,180,728
Apidos CLO XXVII, Series 2017-27A, Class A2, (LIBOR USD 3 Month + 1.70%), 2.83%, 07/17/30(a)(b)		2,000	1,839,454
Apidos CLO XXX, Series XXXA, Class A1A, (LIBOR USD 3 Month + 1.14%), 2.28%, 10/18/31(a)(b)		2,000	1,924,434
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	219	157,043
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		468	349,242
Ares CLO, Series 2018-50A, Class B, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/32(a)(b)	USD	4,000	3,639,106
Ares LIII CLO Ltd.(a)(b):
Series 2019-53A, Class C, (LIBOR USD 3 Month + 2.65%), 3.67%, 04/24/31		4,500	4,207,500
Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 4.77%, 04/24/31		3,000	2,418,055
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 4.62%, 01/15/29(a)(b)		1,000	831,160
Ares XLI CLO Ltd., Series 2016-41A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.42%, 01/15/29(a)(b)		7,250	7,012,909
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 4.27%, 10/15/30(a)(b)		1,850	1,472,128
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,250	1,366,195
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class C, (LIBOR USD 3 Month + 1.75%), 2.97%, 04/15/30		800	705,081
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 3.92%, 04/15/30		3,500	2,721,981
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		4,500	2,258,663
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 2.94%, 07/20/30(a)(b)		1,000	881,252
Ares XXVII CLO Ltd.(a)(b):
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 2.40%), 3.29%, 07/28/29		1,000	935,000
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 4.64%, 07/28/29		1,500	1,265,527
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 3.49%, 05/15/30(a)(b)		700	615,408
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 2.98%, 05/24/30(a)(b)		1,000	913,723
Ares XXXIV CLO Ltd.(a)(b):
Series 2015-2A, Class AR2, (LIBOR USD 3 Month + 1.25%), 2.03%, 04/17/33		12,500	12,062,500
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 3.10%), 3.88%, 04/17/33		7,250	5,447,862
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 2.39%, 10/15/30		3,000	2,842,971

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2015-4A, Class A3R, (LIBOR USD 3 Month + 1.50%), 2.72%, 10/15/30	USD	1,500	$1,362,724
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.02%, 10/15/30		1,017	903,116
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 2.62%, 07/15/30		1,500	1,383,115
Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 3.12%, 07/15/30		1,000	914,801
Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 4.22%, 07/15/30		1,000	785,240
Assurant CLO I Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 2.39%, 10/20/29		4,000	3,793,281
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 2.84%, 10/20/29		3,000	2,682,055
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 3.24%, 10/20/29		1,250	1,122,583
Assurant CLO III Ltd., Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.23%), 2.37%, 10/20/31(a)(b)		2,000	1,891,086
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 04/20/30(a)(b)		1,000	831,249
Atlas Senior Loan Fund VII Ltd.(a)(b):
Series 2016-7A, Class A1R, (LIBOR USD 3 Month + 1.28%), 2.92%, 11/27/31		5,750	5,451,799
Series 2016-7A, Class A2R, (LIBOR USD 3 Month + 1.55%), 3.19%, 11/27/31		5,500	4,989,154
Series 2016-7A, Class B1R, (LIBOR USD 3 Month + 1.80%), 3.44%, 11/27/31		1,700	1,495,052
Atlas Senior Loan Fund X Ltd., Series 2018- 10A, Class B, (LIBOR USD 3 Month + 1.50%), 2.72%, 01/15/31(a)(b)		1,300	1,120,231
Atlas Senior Loan Fund XI Ltd., Series 2018- 11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 2.09%, 07/26/31(a)(b)		2,000	1,879,439
Atlas Senior Loan Fund XII Ltd., Series 2018- 12A, Class A1, (LIBOR USD 3 Month + 1.18%), 2.20%, 10/24/31(a)(b)		1,700	1,599,014
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 2.85%, 05/28/30(a)(b)		13,500	12,799,428
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		11,500	504,850
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 3.13%, 08/23/30(a)(b)		1,000	886,008
Atrium XV(a)(b):
Series 15A, Class B, (LIBOR USD 3 Month + 1.75%), 2.79%, 01/23/31		1,000	910,070
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 3.24%, 01/23/31		500	444,778
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.04%, 01/23/31		500	402,502
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR	670	480,293
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 07/15/32(a)		358	238,164
BA Credit Card Trust:
Series 2018-A2, Class A2, 3.00%, 09/15/23	USD	1,890	1,932,150
Series 2018-A3, Class A3, 3.10%, 12/15/23		1,390	1,431,810
Bain Capital Credit CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 2.39%, 07/20/30		4,300	4,154,149

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-1A, Class A1A, (LIBOR USD 3 Month + 1.38%), 2.52%, 04/18/32	USD	4,500	$4,195,037
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)	EUR	270	182,301
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2005-HE1, Class M2, (LIBOR USD 1 Month + 1.25%), 1.73%, 01/25/35	USD	1,175	1,124,415
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 0.66%, 09/25/36		1,192	1,409,885
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 0.65%, 01/25/37		1,349	1,308,741
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 0.63%, 03/25/37		4,386	4,082,545
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 0.63%, 03/25/37		5,675	5,694,310
Series 2007-HE3, Class 2A, (LIBOR USD 1 Month + 0.14%), 0.63%, 04/25/37		6,425	6,541,935
Series 2007-HE5, Class 2A, (LIBOR USD 1 Month + 0.22%), 0.71%, 06/25/47		19,661	18,379,814
Bear Stearns Asset-Backed Securities Trust(a):
Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 2.21%, 04/25/34		3,692	3,591,999
Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 1.69%, 01/25/36		789	781,007
Series 2006-1, Class M1, (LIBOR USD 1 Month + 0.50%), 0.99%, 02/25/36		387	384,659
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 2.39%, 01/20/29		8,732	8,432,981
Series 2014-IVA, Class BRR, (LIBOR USD 3 Month + 2.65%), 3.79%, 01/20/29		2,000	1,859,988
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 2.38%, 10/18/29(a)(b)		10,000	9,676,494
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 2.24%, 01/20/31(a)(b)		1,500	1,434,891
Benefit Street Partners CLO XIX Ltd.(a)(b):
Series 2019-19A, Class A, (LIBOR USD 3 Month + 1.35%), 3.23%, 01/15/33		7,000	6,591,537
Series 2019-19A, Class B, (LIBOR USD 3 Month + 2.00%), 3.88%, 01/15/33		4,250	3,882,812
Benefit Street Partners CLO XV Ltd.(a)(b):
Series 2018-15A, Class A1, (LIBOR USD 3 Month + 1.15%), 2.29%, 07/18/31		2,200	2,035,430
Series 2018-15A, Class A2A, (LIBOR USD 3 Month + 1.70%), 2.84%, 07/18/31		1,000	903,234
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	550	395,319
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 2.28%, 10/22/30(a)(b)	USD	996	955,521
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		1,230	1,243,285
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,225	1,256,364
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.18%), 2.86%, 11/23/25(a)(b)		1,451	1,444,444
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)	EUR	200	164,751

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cairn CLO VII BV, Series 2016-7X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 01/31/30(a)	EUR	400	$322,111
California Street CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 2.25%, 10/15/25(a)(b)	USD	492	485,229
Canyon CLO Ltd., Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.70%), 2.92%, 07/15/31(a)(b)		1,000	945,070
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24		2,150	2,193,275
Carbone CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.14%), 2.28%, 01/20/31(a)(b)		750	723,317
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 2.74%, 05/15/31		1,500	1,389,610
Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 2.36%, 07/15/31		10,500	9,837,516
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 2.99%, 04/20/27		600	518,174
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2X, Class DRR, (EURIBOR 3 Month + 5.70%), 5.70%, 11/17/31(a)	EUR	384	279,725
CarMax Auto Owner Trust:
Series 2018-1, Class A3, 2.48%, 11/15/22	USD	2,223	2,237,185
Series 2018-4, Class A3, 3.36%, 09/15/23		2,000	2,051,142
Series 2019-3, Class A4, 2.30%, 04/15/25		1,590	1,615,951
Series 2020-2, Class A2A, 1.75%, 01/17/23		1,900	1,903,330
Carrington Mortgage Loan Trust, Series 2006- FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 0.74%, 04/25/36(a)		2,876	1,969,646
CarVal CLO II Ltd., Series 2019-1A, Class AN, (LIBOR USD 3 Month + 1.48%), 2.62%, 04/20/32(a)(b)		3,500	3,327,646
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 4.84%, 04/20/29(a)(b)		1,000	833,698
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 2.39%, 07/20/30		1,000	964,407
Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 3.53%, 10/17/29		1,000	917,762
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.23%), 2.36%, 10/17/29		10,000	9,453,329
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 2.53%, 04/17/31		2,500	2,237,781
C-BASS Mortgage Loan Trust, Series 2007- CB3, Class A1, 3.65%, 03/25/37(e)		6,675	3,153,683
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 2.23%, 06/09/30(a)(b)		3,600	3,484,422
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 2.27%, 07/23/30(a)(b)		8,375	8,052,691
Cedar Funding IX CLO Ltd.(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 2.12%, 04/20/31(a)		8,900	8,482,513
Series 2018-9A, Class SUB, 0.00%, 04/20/31(c)		3,950	1,771,970
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (LIBOR USD 3 Month + 1.10%), 2.23%, 07/17/31(a)(b)		1,750	1,657,090

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.23%, 10/20/28(a)(b)	USD	3,500	$3,345,049
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (LIBOR USD 3 Month + 1.00%), 2.14%, 01/20/31(a)(b)		7,800	7,449,644
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 2.38%, 10/17/30		19,880	19,004,839
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 4.38%, 10/17/30		1,895	1,540,530
Cedar Funding X CLO Ltd.(a)(b):
Series 2019-10A, Class A, (LIBOR USD 3 Month + 1.34%), 2.48%, 10/20/32		12,500	11,696,083
Series 2019-10A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 10/20/32		2,000	1,694,706
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 1.79%, 04/30/31		8,000	7,666,027
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 2.61%, 04/30/31		1,000	901,192
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, (LIBOR USD 3 Month + 1.33%), 2.17%, 10/29/25(a)(b)		815	808,176
Chase Issuance Trust:
Series 2012-A7, Class A7, 2.16%, 09/15/24		2,425	2,498,895
Series 2020-A1, Class A1, 1.53%, 01/15/25		1,585	1,614,484
Chesapeake Funding II LLC(b):
Series 2018-2A, Class A1, 3.23%, 08/15/30		693	698,633
Series 2019-1A, Class A1, 2.94%, 04/15/31		1,463	1,465,951
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 2.35%, 10/18/30		5,000	4,787,228
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 2.05%, 04/27/31		7,000	6,682,210
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 2.29%, 04/27/31		1,700	1,589,169
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 2.92%, 04/24/30		500	456,310
Series 2014-3A, Class CR2, (LIBOR USD 3 Month + 2.35%), 3.45%, 10/22/31		1,000	904,241
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.26%, 10/17/30		4,400	4,246,326
Series 2014-4RA, Class A2, (LIBOR USD 3 Month + 1.65%), 2.78%, 10/17/30		1,000	908,747
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/30		400	362,061
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 4.33%, 10/17/30		750	606,446
Series 2017-3A, Class A1, (LIBOR USD 3 Month + 1.22%), 2.36%, 07/20/30		3,500	3,403,125
Series 2017-5A, Class B, (LIBOR USD 3 Month + 1.85%), 2.98%, 11/16/30		500	442,646
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.40%), 2.54%, 04/18/31		1,000	899,175
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 3.79%, 04/18/31		2,250	1,747,833
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 1.15%), 2.28%, 10/17/31		2,700	2,549,519
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 3.23%, 10/17/31		1,000	897,208
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.25%), 2.38%, 04/17/30		9,000	8,626,389
Series 2019-5A, Class A1, (LIBOR USD 3 Month + 1.34%), 2.56%, 10/15/32		12,500	11,908,230

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-6A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.51%, 01/16/33	USD	8,500	$8,178,436
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (LIBOR USD 1 Month + 0.37%), 1.29%, 08/08/24(a)		2,000	1,991,432
Series 2018-A6, Class A6, 3.21%, 12/07/24		900	954,676
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M3, (LIBOR USD 1 Month + 0.31%), 0.80%, 08/25/36(a)		2,766	2,114,580
Clear Creek CLO(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.34%, 10/20/30		7,000	6,543,842
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.74%, 10/20/30		3,000	2,699,181
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(c)		959	948,400
Series 1997-7, Class M1, 7.03%, 07/15/28(c)		3,637	3,619,659
Series 1998-8, Class A1, 6.28%, 09/01/30		5,040	5,156,243
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, (LIBOR USD 1 Month + 1.75%), 2.73%, 09/01/33(a)		9,649	9,277,898
Credit Acceptance Auto Loan Trust(b):
Series 2018-3A, Class A, 3.55%, 08/15/27		1,710	1,716,793
Series 2019-3A, Class A, 2.38%, 11/15/28		620	615,072
Series 2020-1A, Class A, 2.01%, 02/15/29		1,330	1,322,689
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 0.83%, 07/25/37(a)(b)		1,759	1,200,275
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30(a)	EUR	154	105,824
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 0.96%, 10/15/36(a)	USD	926	842,975
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 2.32%, 10/20/30		1,000	938,101
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 2.79%, 10/20/30		1,000	915,963
Dewolf Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.21%), 2.43%, 10/15/30(a)(b)		3,000	2,816,806
Discover Card Execution Note Trust(a):
Series 2017-A5, Class A5, (LIBOR USD 1 Month + 0.60%), 1.41%, 12/15/26		2,770	2,758,654
Series 2019-A2, Class A, (LIBOR USD 1 Month + 0.27%), 1.08%, 12/15/23		3,000	2,989,242
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/23		1,010	1,013,931
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)	EUR	460	347,102
Dryden 36 Senior Loan Fund(a)(b):
Series 2014-36A, Class AR2, (LIBOR USD 3 Month + 1.28%), 2.50%, 04/15/29	USD	7,500	7,253,467
Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 4.92%, 04/15/29		4,000	3,366,499
Dryden 50 Senior Loan Fund(b):
Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 3.47%, 07/15/30(a)		1,000	907,954
Series 2017-50A, Class SUB, 0.00%, 07/15/30(c)		4,000	1,795,764
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 4.93%, 01/16/32(a)(b)		1,000	808,850

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 4.84%, 08/15/30(a)(b)	USD	1,500	$1,218,883
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 2.30%, 01/17/29		1,900	1,814,867
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.35%), 3.48%, 01/17/29		2,250	2,071,328
Elmwood CLO I Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 2.49%, 04/20/30(a)(b)		2,500	2,391,392
Elmwood CLO II Ltd.(a)(b):
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 2.59%, 04/20/31		9,250	8,925,483
Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.10%), 3.24%, 04/20/31		10,500	9,954,924
Elmwood CLO III Ltd., Series 2019-3A, Class A1, (LIBOR USD 3 Month + 1.37%), 2.59%, 10/15/32(a)(b)		13,000	12,406,915
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (LIBOR USD 3 Month + 1.70%), 2.88%, 04/15/33(a)(b)(d)		1,250	1,131,389
Enterprise Fleet Financing LLC(b):
Series 2017-1, Class A3, 2.60%, 07/20/22 .		608	607,371
Series 2019-2, Class A2, 2.29%, 02/20/25 .		1,200	1,200,452
First Franklin Mortgage Loan Trust(a):
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 0.74%, 06/25/36		1,450	1,084,842
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 0.61%, 10/25/36		3,944	2,773,338
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 0.64%, 12/25/36		4,099	3,450,555
Series 2006-FFH1, Class M1, (LIBOR USD 1 Month + 0.37%), 0.86%, 01/25/36		10,000	9,113,726
Flatiron CLO 17 Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 2.94%, 05/15/30		3,000	2,866,027
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 3.99%, 05/15/30		1,000	915,164
Flatiron CLO 19 Ltd.(a)(b):
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.32%), 3.21%, 11/16/32		3,000	2,857,929
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.70%), 4.59%, 11/16/32		1,500	1,402,500
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.79%, 11/16/32		3,500	2,771,798
Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.85%, 03/15/23		980	979,281
Ford Credit Auto Owner Trust:
Series 2018-A, Class A3, 3.03%, 11/15/22 .		740	749,310
Series 2019-B, Class A4, 2.24%, 10/15/24 .		970	997,682
Ford Credit Floorplan Master Owner Trust,
Series 2018-3, Class A1, 3.52%, 10/15/23 .		2,000	2,009,444
Ford Credit Floorplan Master Owner Trust A,
Series 2019-4, Class A, 2.44%, 09/15/26		1,590	1,530,888
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.22%), 2.24%, 07/24/30(a)(b)		8,578	8,161,952
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.42%, 10/15/30(a)(b)		2,500	2,353,257
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (LIBOR USD 3 Month + 1.10%), 2.32%, 07/15/31(a)(b)		13,250	12,371,929

Security		Par (000)	Value

Asset-Backed Securities (continued)
Galaxy XX CLO Ltd.(a)(b):
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 1.75%), 2.89%, 04/20/31	USD	1,000	$883,073
Series 2015-20A, Class D1R, (LIBOR USD 3 Month + 2.60%), 3.74%, 04/20/31		1,800	1,380,467
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/31(a)(b)		500	435,694
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (LIBOR USD 3 Month + 1.02%), 2.71%, 05/16/31(a)(b)		7,000	6,516,455
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.19%), 2.41%, 10/15/30(a)(b)		2,250	2,114,320
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A4, 2.21%, 11/18/24		1,980	1,995,870
GoldenTree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class AJ, (LIBOR USD 3 Month + 1.30%), 2.44%, 04/20/30		2,000	1,848,791
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 3.04%, 04/20/30		500	453,418
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3 Month + 1.30%), 2.44%, 10/20/32(a)(b)		7,000	6,614,320
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 1.95%, 10/29/29		6,500	6,222,232
Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 2.44%, 10/29/29		900	814,118
GoldenTree Loan Opportunities X Ltd.(a)(b):
Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 2.26%, 07/20/31		3,300	3,162,465
Series 2015-10A, Class C1R, (LIBOR USD 3 Month + 2.10%), 3.24%, 07/20/31		1,000	902,044
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 2.21%, 01/18/31(a)(b)		2,188	2,127,107
Greene King Finance plc, Series B1, (LIBOR GBP 3 Month + 1.80%), 2.29%, 12/15/34(a)	GBP	100	114,598
Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(c)	USD	6,963	6,579,742
Greywolf CLO V Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.16%), 2.15%, 01/27/31(a)(b)		5,290	5,058,677
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 2.40%, 01/20/30		5,900	5,635,329
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 3.44%, 01/20/30		1,000	916,563
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 0.84%, 12/25/35(a)		1,025	369,642
Series 2006-4, Class 1A1, 3.61%, 03/25/36(c)		4,018	3,012,273
Series 2006-5, Class 1A1, (LIBOR USD 1 Month + 0.18%), 0.67%, 03/25/36(a)		4,389	1,852,993
Series 2006-18, Class AF6, 5.68%, 11/25/36(e)		3,995	1,508,304
GSAMP Trust(a):
Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 0.63%, 11/25/36		8,331	4,515,087
Series 2006-HE6, Class A4, (LIBOR USD 1 Month + 0.24%), 0.73%, 08/25/36		2,004	1,676,062

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 2.99%, 07/28/31(a)(b)	USD	1,000	$909,997
Gulf Stream Meridian 1 Ltd.(a)(b):
Series 2020-IA, Class A1, (LIBOR USD 3 Month + 1.37%), 3.00%, 04/15/33		7,500	7,147,084
Series 2020-IA, Class B, (LIBOR USD 3 Month + 2.00%), 3.63%, 04/15/33		2,000	1,856,751
Halsey Point CLO I Ltd.(a)(b):
Series 2019-1A, Class A1A1, (LIBOR USD 3 Month + 1.35%), 3.26%, 01/20/33		5,000	4,704,743
Series 2019-1A, Class B1, (LIBOR USD 3 Month + 2.20%), 4.11%, 01/20/33		2,500	2,348,375
Harley-Davidson Motorcycle Trust, Series 2020- A, Class A3, 1.87%, 10/15/24		900	898,097
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	235	169,818
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(a)		350	236,903
Harvest CLO XXIII DAC, Series 23X, Class E, (EURIBOR 3 Month + 5.33%), 5.33%, 10/20/32(a)		118	76,150
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 2.99%, 07/18/31	USD	1,000	880,331
Series 6A-2015, Class BR, (LIBOR USD 3 Month + 1.75%), 3.49%, 02/05/31		1,100	983,542
Honda Auto Receivables Owner Trust:
Series 2018-1, Class A4, 2.83%, 05/15/24 .		2,330	2,381,494
Series 2018-2, Class A4, 3.16%, 08/19/24 .		2,000	2,072,265
HPS Loan Management Ltd., Series 8A-2016, Class CR, (LIBOR USD 3 Month + 1.95%), 3.09%, 07/20/30(a)(b)		1,000	875,873
Invesco Euro CLO III DAC(a):
Series 3X, Class D, (EURIBOR 3 Month + 4.00%), 4.00%, 07/15/32	EUR	300	261,820
Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32		300	228,990
Invitation Homes Trust(a)(b):
Series 2018-SFR2, Class F, (LIBOR USD 1 Month + 2.25%), 3.06%, 06/17/37	USD	10,228	8,846,307
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 1.75%, 07/17/37		5,600	5,434,140
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 2.75%, 07/17/37		5,090	4,609,872
Series 2018-SFR3, Class F, (LIBOR USD 1 Month + 2.25%), 3.00%, 07/17/37		2,096	1,809,007
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 1.85%, 01/17/38		2,938	2,859,185
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (LIBOR USD 1 Month + 0.80%), 1.29%, 07/25/36(a)		2,975	2,359,137
Kayne CLO II Ltd.(a)(b):
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.24%), 2.46%, 10/15/31		5,375	5,048,688
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 3.12%, 10/15/31		3,750	3,462,290
Kayne CLO III Ltd.(a)(b):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 2.70%, 04/15/32		15,500	14,669,848
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 3.27%, 04/15/32		4,000	3,709,079
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 2.21%, 01/20/31(a)(b)		5,000	4,764,174

Security		Par (000)	Value

Asset-Backed Securities (continued)
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (LIBOR USD 3 Month + 1.08%), 2.26%, 07/16/31(a)(b)	USD	4,080	$3,880,817
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.18%, 10/20/27(a)(b)		1,400	1,339,911
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 2.45%, 03/20/30(a)(b)		1,500	1,412,076
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 2.79%, 07/20/30(a)(b)		350	309,686
Long Beach Mortgage Loan Trust(a):
Series 2005-3, Class 1A, (LIBOR USD 1 Month + 0.52%), 1.01%, 08/25/45		2,474	2,205,369
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 0.64%, 05/25/36		29,171	18,211,683
Series 2006-6, Class 2A3, (LIBOR USD 1 Month + 0.15%), 0.64%, 07/25/36		6,972	3,007,069
Series 2006-7, Class 1A, (LIBOR USD 1 Month + 0.16%), 0.64%, 08/25/36		8,255	4,813,812
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 0.65%, 11/25/36		4,515	1,852,059
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 0.71%, 11/25/36		4,332	1,808,524
Series 2006-WL3, Class 2A4, (LIBOR USD 1 Month + 0.30%), 0.79%, 01/25/36		2,123	1,690,535
Madison Park Funding XII Ltd., Series 2014- 12A, Class AR, (LIBOR USD 3 Month + 1.26%), 2.40%, 07/20/26(a)(b)		178	176,931
Madison Park Funding XV Ltd., Series 2014- 15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 3.19%, 01/27/26(a)(b)		1,450	1,371,198
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 2.30%, 10/21/30(a)(b)		12,250	11,788,159
Madison Park Funding XX Ltd., Series 2016- 20A, Class DR, (LIBOR USD 3 Month + 3.00%), 3.99%, 07/27/30(a)(b)		1,315	1,002,599
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A1, (LIBOR USD 3 Month + 1.18%), 2.17%, 04/25/29(a)(b)		2,500	2,408,195
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.04%, 07/29/30(a)(b)		3,500	3,385,439
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 3.74%, 04/20/30(a)(b)		1,000	760,649
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (LIBOR USD 3 Month + 2.50%), 3.72%, 04/15/29(a)(b)		1,500	1,160,092
Madison Park Funding XXXI Ltd.(a)(b):
Series 2018-31A, Class C, (LIBOR USD 3 Month + 2.15%), 3.19%, 01/23/31		600	549,786
Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 4.04%, 01/23/31		750	577,438
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 2.64%, 12/18/30(a)(b)		1,500	1,298,188
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.11%), 2.10%, 04/25/31(a)(b)		1,550	1,476,779
Mariner CLO 7 Ltd.(a)(b):
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.50%), 2.26%, 04/30/32		5,000	4,660,640
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 2.76%, 04/30/32		5,000	4,572,256

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Mariner CLO LLC, Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 1.90%), 3.04%, 04/20/29(a)(b)	USD	2,000	$1,791,327
Mastr Asset-Backed Securities Trust, Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 0.75%, 06/25/36(a)(b)		3,029	2,596,918
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A, (LIBOR USD 1 Month + 0.34%), 1.15%, 05/15/23(a)(b)		2,000	1,951,333
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		1,117	1,115,200
Milos CLO Ltd., Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.07%), 2.21%, 10/20/30(a)(b)		2,300	2,207,245
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(e)		707	259,991
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 2.39%, 10/20/30(a)(b)		6,250	5,777,867
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, (LIBOR USD 1 Month + 1.20%), 2.01%, 12/15/28(a)(b)		806	799,039
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2B, (LIBOR USD 1 Month + 0.92%), 1.73%, 05/15/68(a)(b)		2,180	2,044,244
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR2, (LIBOR USD 3 Month + 2.15%), 3.26%, 10/21/30		1,500	1,329,854
Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 4.11%, 10/21/30		1,250	947,048
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 2.78%, 10/17/30		800	718,653
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/30		1,000	886,916
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 3.28%, 10/17/27		700	638,670
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.03%, 10/17/27		600	478,534
Neuberger Berman Loan Advisers CLO Ltd.(a)(b):
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 2.31%, 10/18/30		14,850	14,247,604
Series 2017-26A, Class B, (LIBOR USD 3 Month + 1.50%), 2.64%, 10/18/30		1,500	1,381,912
Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 3.82%, 01/15/30		1,000	765,987
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (LIBOR USD 3 Month + 1.10%), 2.09%, 12/21/29(a)(b)		4,750	3,968,628
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A4, 3.27%, 06/16/25		2,000	2,090,424
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 1.13%, 10/17/22(a)		1,960	1,949,151
Oak Hill Credit Partners X-R Ltd.(a)(b):
Series 2014-10RA, Class B, (LIBOR USD 3 Month + 1.75%), 2.89%, 12/12/30		2,150	1,946,848
Series 2014-10RA, Class C, (LIBOR USD 3 Month + 2.20%), 3.34%, 12/12/30		1,300	1,162,696
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		949	949,464
Series 1999-C, Class A2, 7.48%, 08/15/27		4,252	3,918,528
Series 2001-D, Class A3, 5.90%, 09/15/22(c)		428	304,623
Series 2002-B, Class A4, 7.09%, 06/15/32(c)		65	65,092

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b):
Series 2014-6A, Class A1R, (LIBOR USD 3 Month + 1.26%), 2.39%, 10/17/30	USD	12,000	$11,485,076
Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.72%), 2.85%, 10/17/30		7,500	6,868,145
Series 2014-6A, Class BR, (LIBOR USD 3 Month + 2.15%), 3.28%, 10/17/30		2,700	2,432,888
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 3.93%, 04/17/27		3,000	2,532,865
Series 2015-9A, Class CR, (LIBOR USD 3 Month + 2.70%), 3.92%, 07/15/27		2,000	1,665,840
Series 2015-10A, Class CR, (LIBOR USD 3 Month + 2.60%), 3.59%, 10/26/27		1,000	881,443
Series 2016-11A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 2.26%, 10/26/30		1,000	967,139
Series 2016-12A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.14%, 10/18/28		1,000	806,309
Series 2019-17A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.47%, 07/20/32		6,500	6,296,757
Series 2019-17A, Class C1, (LIBOR USD 3 Month + 2.55%), 3.69%, 07/20/32		2,500	2,337,500
Series 2019-17A, Class D, (LIBOR USD 3 Month + 3.95%), 5.09%, 07/20/32		1,500	1,200,180
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	298	222,966
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		200	115,598
Series 2019-3X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 04/20/30		400	319,619
Octagon Investment Partners 26 Ltd.(a):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 4.07%, 04/20/31	USD	1,250	948,389
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.82%, 07/15/30(b)		6,000	5,398,519
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 3.32%, 07/15/30(a)(b)		1,500	1,342,844
Octagon Investment Partners 28 Ltd., Series 2016-1A, Class C1R, (LIBOR USD 3 Month + 2.25%), 3.27%, 10/24/30(a)(b)		4,000	3,615,566
Octagon Investment Partners 30 Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 2.46%, 03/17/30		2,625	2,531,438
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.50%), 4.64%, 03/17/30		750	629,500
Octagon Investment Partners 31 LLC, Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.70%), 4.84%, 07/20/30(a)(b)		1,250	1,015,627
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 3.47%, 07/15/29(a)(b)		1,000	913,053
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (LIBOR USD 3 Month + 1.40%), 2.54%, 01/20/30(a)(b)		2,000	1,799,304
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 3.74%, 01/20/31(a)(b)		1,000	770,369
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 2.74%, 07/25/30(a)(b)		5,250	4,778,906
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 2.39%, 07/15/29(a)(b)		2,200	2,118,447

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 1.99%, 01/25/31(a)(b)	USD	2,000	$1,929,042
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2RR, (LIBOR USD 3 Month + 1.90%), 3.60%, 02/14/31(a)(b)		2,500	2,251,896
Octagon Loan Funding Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.18%), 2.87%, 11/18/31		23,212	22,192,578
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.70%), 3.39%, 11/18/31		1,500	1,361,360
OHA Credit Funding 3 Ltd.(a)(b):
Series 2019-3A, Class A1, (LIBOR USD 3 Month + 1.32%), 2.46%, 07/20/32		8,000	7,775,114
Series 2019-3A, Class D, (LIBOR USD 3 Month + 3.55%), 4.69%, 07/20/32		1,250	1,035,136
OHA Credit Funding 4 Ltd.(a)(b):
Series 2019-4A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.43%, 10/22/32		11,500	10,943,928
Series 2019-4A, Class C, (LIBOR USD 3 Month + 2.65%), 3.75%, 10/22/32		2,000	1,870,000
Series 2019-4A, Class D, (LIBOR USD 3 Month + 3.75%), 4.85%, 10/22/32		2,000	1,566,285
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.09%, 01/20/32(a)(b)		400	305,469
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 3.94%, 07/23/30(a)(b)		1,000	772,405
OHA Credit Partners XIV Ltd.(a)(b):
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.50%), 2.61%, 01/21/30		1,000	901,523
Series 2017-14A, Class C, (LIBOR USD 3 Month + 1.80%), 2.91%, 01/21/30		2,000	1,757,459
OHA Loan Funding Ltd., Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.34%), 3.03%, 11/15/32(a)(b)		23,875	22,553,710
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 3.30%, 10/22/30(a)(b)		1,500	1,359,873
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 2.88%, 04/17/31		1,400	1,276,989
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 3.23%, 04/17/31		1,000	888,805
OZLM XI Ltd., Series 2015-11A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.01%, 10/30/30(a)(b)		8,698	8,160,729
OZLM XIV Ltd., Series 2015-14A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 2.38%, 01/15/29(a)(b)		7,000	6,680,814
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 2.44%, 11/22/30(a)(b)		10,000	9,405,982
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	238	180,233
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		148	101,302
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 2.88%, 10/17/31	USD	1,350	1,226,265
Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 2.33%, 10/17/31		500	475,211
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/31		1,300	1,169,274

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 4.33%, 10/17/31	USD	1,800	$1,415,183
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 3.78%, 01/17/31		500	384,049
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 3.95%, 05/21/29		1,000	915,184
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 4.85%, 05/21/29		4,100	3,305,910
Series 2015-2A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 2.24%, 07/20/30		8,000	7,770,621
Series 2015-2A, Class CR2, (LIBOR USD 3 Month + 2.75%), 3.89%, 07/20/30		1,400	1,077,690
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.17%, 04/18/31		12,500	12,121,903
Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.45%), 2.59%, 04/18/31		10,000	9,011,047
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.75%), 2.89%, 04/18/31		1,000	902,499
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 2.28%, 07/16/31		8,000	7,715,013
Series 2018-2A, Class A2, (LIBOR USD 3 Month + 1.65%), 2.83%, 07/16/31		1,000	908,760
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.34%), 3.27%, 11/14/32		7,000	6,826,007
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.78%, 11/14/32		7,000	6,419,206
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 4.58%, 11/14/32		2,500	2,337,500
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.75%), 5.68%, 11/14/32		1,500	1,176,782
Palmer Square Loan Funding Ltd.(a)(b):
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.65%), 2.79%, 04/20/27		7,500	7,042,509
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.15%), 4.29%, 04/20/27		5,000	4,252,004
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.29%, 08/20/27		2,500	2,305,737
Series 2020-2A, Class B, (LIBOR USD 3 Month + 2.25%), 3.36%, 04/20/28		2,000	1,823,531
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.48%, 08/23/31		2,600	2,407,819
Series 2018-1A, Class A1A, (LIBOR USD 3 Month + 1.28%), 2.42%, 10/20/31		2,000	1,938,743
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.85%), 5.54%, 05/15/32		2,500	1,962,416
PFS Financing Corp., Series 2018-D, Class A, 3.19%, 04/17/23(b)		3,000	3,004,168
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A1, 3.84%, 12/25/58(b)(e)		7,549	7,083,747
Progress Residential Trust(b):
Series 2018-SFR3, Class F, 5.37%, 10/17/35		30,710	28,114,277
Series 2019-SFR2, Class E, 4.14%, 05/17/36		13,495	12,835,050
Series 2019-SFR2, Class F, 4.84%, 05/17/36		5,580	5,062,475
Series 2019-SFR3, Class E, 3.37%, 09/17/36		10,000	9,301,533
Series 2019-SFR3, Class F, 3.87%, 09/17/36		3,000	2,494,971
Series 2019-SFR4, Class E, 3.44%, 10/17/36		12,500	10,897,608
Series 2020-SFR1, Class E, 3.03%, 04/17/37		10,000	9,063,780

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2020-SFR1, Class F, 3.43%, 04/17/37	USD	5,500	$4,692,083
Series 2020-SFR1, Class G, 4.03%, 04/17/37		3,500	2,760,500
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 2.43%, 10/15/30(a)(b)		12,500	11,993,906
Regata XII Funding Ltd.(a)(b):
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 2.54%, 10/15/32		21,000	20,074,049
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.75%), 4.97%, 10/15/32		1,000	788,808
Regatta Funding LP(a)(b):
Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 2.47%, 01/15/29		6,075	5,893,484
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.07%, 01/15/29		2,500	2,305,170
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 3.92%, 01/15/29		5,000	4,679,595
Series 2013-2A, Class CR2, (LIBOR USD 3 Month + 3.70%), 4.92%, 01/15/29		4,500	3,540,497
Regatta IX Funding Ltd.(a)(b):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 2.93%, 04/17/30		10,000	9,229,212
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 3.58%, 04/17/30		1,000	923,619
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.03%, 04/17/30		750	624,164
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 3.19%, 07/20/28(a)(b)		1,000	912,767
Regatta VII Funding Ltd.(a)(b):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 3.12%, 12/20/28		750	676,480
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 3.87%, 12/20/28		1,000	783,961
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 2.38%, 10/17/30(a)(b)		3,500	3,319,122
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 2.93%, 01/17/31(a)(b)		1,500	1,322,446
Regatta XIII Funding Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 2.10%), 3.32%, 07/15/31(a)(b)		1,250	1,126,332
Regatta XV Funding Ltd., Series 2018-4A, Class C, (LIBOR USD 3 Month + 3.30%), 4.29%, 10/25/31(a)(b)		1,000	835,619
Regatta XVI Funding Ltd.(a)(b):
Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.05%), 3.95%, 01/15/33		6,700	6,224,119
Series 2019-2A, Class D, (LIBOR USD 3 Month + 3.90%), 5.80%, 01/15/33		1,000	786,528
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 2.33%, 10/20/30		17,000	15,965,108
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 2.79%, 05/20/31		7,000	6,510,823
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 3.41%, 05/20/31		1,000	907,192
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 2.30%, 10/20/31		3,500	3,297,396
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 2.94%, 10/20/31		1,125	1,024,744
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 3.34%, 10/20/31		700	631,595

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 4.24%, 10/20/31	USD	600	$466,054
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.75%), 2.89%, 04/20/32		3,000	2,820,365
Series 2019-1A, Class B1, (LIBOR USD 3 Month + 2.05%), 3.19%, 04/20/32		3,000	2,754,808
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.75%), 3.89%, 04/20/32		1,000	935,000
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 04/20/32		2,000	1,620,324
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.33%), 3.02%, 08/20/32		3,000	2,809,557
Series 2019-2A, Class C, (LIBOR USD 3 Month + 2.50%), 4.19%, 08/20/32		1,000	910,883
Rockford Tower Europe CLO DAC, Series 2018-1X, Class E, (EURIBOR 3 Month + 5.36%), 5.36%, 12/20/31(a)	EUR	300	201,851
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 2.31%, 01/15/30(a)(b)	USD	4,500	4,275,125
RR 5 Ltd.(a)(b):
Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 3.47%, 10/15/31		1,250	1,124,774
Series 2018-5A, Class C, (LIBOR USD 3 Month + 3.10%), 4.32%, 10/15/31		1,200	886,579
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR USD 3 Month + 1.25%), 2.47%, 04/15/30(a)(b)		20,500	19,527,691
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR USD 3 Month + 1.35%), 2.57%, 01/15/33(a)(b)		3,700	3,487,487
RRE 1 Loan Management DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 04/15/32(a)	EUR	1,050	765,954
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26	USD	571	576,015
Series 2016-A, Class A2A, 2.70%, 05/15/31		524	523,589
Series 2016-B, Class A2A, 2.43%, 02/17/32		614	607,883
Series 2016-C, Class A2A, 2.34%, 09/15/34		1,294	1,286,403
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 1.53%, 01/15/37(a)		734	678,726
Series 2018-C, Class A2B, (LIBOR USD 1 Month + 0.75%), 1.56%, 11/15/35(a)		1,000	973,111
Series 2019-A, Class A2A, 3.44%, 07/15/36		430	436,312
Series 2020-A, Class A2B, (LIBOR USD 1 Month + 0.83%), 1.64%, 09/15/37(a)		150	138,069
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		548	549,628
Series 2016-A, Class A1, (LIBOR USD 1 Month + 1.75%), 2.24%, 08/25/36(a)		707	699,211
Series 2016-C, Class A2B, 2.36%, 12/27/32		215	213,898
Series 2016-D, Class A2B, 2.34%, 04/25/33		317	319,555
Series 2017-F, Class A2FX, 2.84%, 01/25/41		2,250	2,279,951
Series 2018-A, Class A2B, 2.95%, 02/25/42		1,900	1,882,336
SoFi Professional Loan Program Trust(b):
Series 2018-C, Class A2FX, 3.59%, 01/25/48		383	387,218
Series 2018-D, Class A2FX, 3.60%, 02/25/48		377	388,336
Sound Point CLO II Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.07%), 2.06%, 01/26/31(a)(b)		3,400	3,197,371
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.18%), 2.17%, 10/26/31(a)(b)		6,600	6,178,469
Sound Point CLO XXII Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.37%), 2.51%, 01/20/32(a)(b)		4,000	3,757,452

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 2.29%, 04/18/31(a)(b)	USD	6,000	$5,501,190
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 3.82%, 01/15/30(a)(b)		1,700	1,311,455
Structured Asset Securities Corp. Mortgage Loan Trust(a):
Series 2006-BC3, Class A1, (LIBOR USD 1 Month + 0.16%), 0.65%, 10/25/36		7,905	5,976,101
Series 2007-MN1A, Class A1, (LIBOR USD 1 Month + 0.23%), 0.72%, 01/25/37(b)		1,870	1,175,537
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.14%, 01/20/29(a)(b)		575	541,534
TCW CLO AMR Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.07%), 2.76%, 02/15/29(a)(b)		1,000	970,100
TCW CLO Ltd.(a)(b):
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 2.89%, 07/29/29		5,700	5,155,467
Series 2017-1A, Class DR, (LIBOR USD 3 Month + 3.15%), 3.99%, 07/29/29		6,250	5,044,216
THL Credit Wind River CLO Ltd., Series 2017- 2A, Class A, (LIBOR USD 3 Month + 1.23%), 2.37%, 07/20/30(a)(b)		10,000	9,411,899
TIAA CLO I Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.35%), 3.49%, 07/20/31(a)(b)		1,000	868,094
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 2.33%, 01/16/31(a)(b)		10,000	9,233,155
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 2.84%, 01/20/32(a)(b)		1,000	890,616
TICP CLO IX Ltd.(a)(b):
Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 2.28%, 01/20/31		4,750	4,580,580
Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 2.74%, 01/20/31		1,000	919,808
TICP CLO VI Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.42%, 01/15/29		20,900	20,572,821
Series 2016-6A, Class CR, (LIBOR USD 3 Month + 2.30%), 3.52%, 01/15/29		500	459,777
TICP CLO VII Ltd.(a)(b):
Series 2017-7A, Class BR, (LIBOR USD 3 Month + 1.70%), 3.21%, 04/15/33		2,000	1,760,154
Series 2017-7A, Class CR, (LIBOR USD 3 Month + 2.15%), 3.66%, 04/15/33		5,500	4,887,106
Series 2017-7A, Class DR, (LIBOR USD 3 Month + 3.20%), 4.71%, 04/15/33		4,000	2,930,997
TICP CLO VIII Ltd.(a)(b):
Series 2017-8A, Class A2, (LIBOR USD 3 Month + 1.65%), 2.79%, 10/20/30		3,000	2,776,378
Series 2017-8A, Class C, (LIBOR USD 3 Month + 3.10%), 4.24%, 10/20/30		1,000	792,108
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 2.32%, 10/20/31		17,000	16,135,202
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 3.29%, 10/20/31		3,500	3,158,437
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 4.19%, 10/20/31		1,100	850,061

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class A, (LIBOR USD 3 Month + 1.11%), 2.33%, 01/15/31	USD	7,800	$7,467,956
Series 2018-12A, Class C, (LIBOR USD 3 Month + 2.00%), 3.22%, 01/15/31		500	453,327
Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 4.02%, 01/15/31		1,000	794,666
TICP CLO XIII Ltd.(a)(b):
Series 2019-13A, Class B, (LIBOR USD 3 Month + 1.85%), 3.07%, 07/15/32		2,250	2,100,789
Series 2019-13A, Class C, (LIBOR USD 3 Month + 2.50%), 3.72%, 07/15/32		1,000	935,000
Series 2019-13A, Class D, (LIBOR USD 3 Month + 3.45%), 4.67%, 07/15/32		1,000	820,485
TICP CLO XIV Ltd.(a)(b):
Series 2019-14A, Class A1A, (LIBOR USD 3 Month + 1.34%), 2.48%, 10/20/32		7,000	6,839,984
Series 2019-14A, Class B, (LIBOR USD 3 Month + 2.70%), 3.84%, 10/20/32		3,250	3,038,750
Towd Point Mortgage Trust(b)(c):
Series 2016-3, Class A1, 2.25%, 04/25/56		739	737,483
Series 2016-4, Class A1, 2.25%, 07/25/56		1,497	1,493,162
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A4, 1.98%, 12/15/22		2,000	2,018,602
Series 2017-D, Class A4, 2.12%, 02/15/23		1,250	1,265,272
Series 2018-B, Class A3, 2.96%, 09/15/22		2,910	2,950,061
Series 2018-C, Class A3, 3.02%, 12/15/22		3,000	3,051,680
Series 2020-A, Class A3, 1.66%, 05/15/24		1,905	1,929,315
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 3.79%, 10/20/28(a)(b)		1,000	804,799
Tricon American Homes Trust(b):
Series 2017-SFR1, Class D, 3.41%, 09/17/34		3,035	2,915,234
Series 2017-SFR2, Class F, 5.10%, 01/17/36		7,938	7,240,589
Series 2019-SFR1, Class E, 3.40%, 03/17/38		7,000	5,972,897
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		690	697,490
VOLT LXXXVIII LLC, Series 2020-NPL4, Class A1, 2.98%, 03/25/50(b)(e)		23,313	20,960,633
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.04%, 04/18/31		1,000	878,292
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 3.40%, 07/14/31		500	439,029
Series 2017-3A, Class C, (LIBOR USD 3 Month + 3.55%), 4.69%, 07/20/30		900	725,878
Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.15%), 2.37%, 10/15/31		3,300	3,158,216
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, (LIBOR USD 1 Month + 0.14%), 0.63%, 07/25/37(a)(b)		2,923	2,408,468
Washington Mutual Asset-Backed CertificatesTrust, Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 0.64%, 10/25/36(a)		18,366	13,782,970
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 2.49%, 07/20/30(a)(b)		3,800	3,553,870
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.12%), 2.22%, 10/22/29		9,800	9,180,417
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 2.75%, 10/22/29		2,100	1,919,717

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 3.20%, 10/22/29	USD	1,800	$1,635,749
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.11%, 10/22/29		2,800	2,224,054
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.25%, 01/22/31(a)(b)		17,600	16,757,585
York CLO-3 Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 4.74%, 10/20/29(a)(b)		2,000	1,650,127
York CLO-7 Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.37%), 3.16%, 01/22/33(a)(b)		3,000	2,824,203

Total Asset-Backed Securities — 11.3% (Cost: $1,933,995,404)			1,793,554,924

		Shares

Common Stocks — 15.8%

Aerospace & Defense — 0.2%
BAE Systems plc		1,375,529	8,773,721
Boeing Co. (The)		5,792	816,788
General Dynamics Corp.		2,560	334,387
Howmet Aerospace, Inc.		4,186	54,711
Huntington Ingalls Industries, Inc.		1,033	197,727
L3Harris Technologies, Inc.		4,775	924,917
Lockheed Martin Corp.		34,712	13,505,051
Northrop Grumman Corp.		1,699	561,808
Raytheon Technologies Corp.		99,174	6,427,467
Safran SA		55,192	5,131,263
Singapore Technologies Engineering Ltd.		143,000	346,309
Textron, Inc.		2,487	65,557
TransDigm Group, Inc.		546	198,242

			37,337,948

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.		4,066	288,280
Deutsche Post AG (Registered)		233,947	6,949,909
DSV Panalpina A/S		26,703	2,774,447
Expeditors International of Washington, Inc.		13,090	937,310
FedEx Corp.		2,593	328,715
United Parcel Service, Inc., Class B		7,673	726,326
ZTO Express Cayman, Inc., ADR		8,090	240,758

			12,245,745

Airlines — 0.0%
Alaska Air Group, Inc.		1,332	43,317
American Airlines Group, Inc.(f)		4,282	51,427
Copa Holdings SA, Class A		83,292	3,682,339
Delta Air Lines, Inc.		6,253	162,015
Japan Airlines Co. Ltd.		800	14,270
Southwest Airlines Co.		5,377	168,031
United Airlines Holdings, Inc.(g)		2,711	80,192

			4,201,591

Auto Components — 0.0%
Aptiv plc		2,828	196,687
BorgWarner, Inc.		11,777	336,469
Bridgestone Corp.		19,800	616,321
Magna International, Inc.		7,747	301,877

			1,451,354

Security	Shares	Value

Automobiles — 0.1%
Astra International Tbk. PT	21,819,300	$5,580,646
Bayerische Motoren Werke AG	3,853	226,654
Ferrari NV	125	19,537
Ford Motor Co.	42,348	215,551
Geely Automobile Holdings Ltd.	3,116,000	4,847,009
General Motors Co.	13,932	310,544
Harley-Davidson, Inc.	1,685	36,783
Maruti Suzuki India Ltd.	85,004	6,034,574

		17,271,298

Banks — 1.0%
Absa Group Ltd.	427,980	2,112,147
Abu Dhabi Commercial Bank PJSC	110,017	132,223
Agricultural Bank of China Ltd., Class A	162,000	78,902
Agricultural Bank of China Ltd., Class H	3,853,000	1,602,779
Al Rajhi Bank	116,089	1,764,652
Alinma Bank	106,369	449,724
AMMB Holdings Bhd	221,700	153,132
Arab National Bank	58,825	318,133
Banco de Chile	7,225,024	636,917
Bangkok Bank PCL, NVDR	75,100	238,755
Bank AlBilad	58,494	352,562
Bank Al-Jazira	183,270	581,724
Bank Central Asia Tbk. PT	932,000	1,614,401
Bank Mandiri Persero Tbk. PT	25,760,700	7,657,661
Bank of America Corp.	88,101	2,118,829
Bank of Beijing Co. Ltd., Class A	669,640	468,672
Bank of China Ltd., Class A	1,171,900	573,908
Bank of China Ltd., Class H	17,288,000	6,581,596
Bank of Communications Co. Ltd., Class A	800,800	583,463
Bank of Communications Co. Ltd., Class H	2,434,000	1,542,441
Bank of Jiangsu Co. Ltd., Class A	573,300	486,934
Bank of Shanghai Co. Ltd., Class A	365,000	419,220
Bank of the Philippine Islands	4,981,450	5,721,450
Bank Polska Kasa Opieki SA	134,120	1,701,286
BDO Unibank, Inc.	154,360	303,729
BOC Hong Kong Holdings Ltd.	57,000	174,941
China CITIC Bank Corp. Ltd., Class H	2,423,000	1,183,719
China Construction Bank Corp., Class H	15,370,000	12,336,940
China Everbright Bank Co. Ltd., Class A	147,400	77,274
China Minsheng Banking Corp. Ltd., Class A	401,800	332,625
Chongqing Rural Commercial Bank Co. Ltd., Class H	342,000	149,199
CIMB Group Holdings Bhd	651,900	521,247
Citigroup, Inc.	23,832	1,157,282
Citizens Financial Group, Inc.	216,479	4,846,965
Comerica, Inc.	29,791	1,038,514
Commercial Bank PSQC (The)	116,820	127,686
Commercial International Bank Egypt SAE	1,015,942	4,129,837
Credicorp Ltd.	6,819	1,016,326
CTBC Financial Holding Co. Ltd.	1,430,000	952,941
DBS Group Holdings Ltd.(f)	492,700	6,936,778
Dubai Islamic Bank PJSC	485,428	484,250
E.Sun Financial Holding Co. Ltd.	1,547,003	1,405,592
Erste Group Bank AG(g)	160,892	3,486,990
Fifth Third Bancorp.	7,654	143,053
FinecoBank Banca Fineco SpA	449,528	5,008,473
First Abu Dhabi Bank PJSC	248,500	774,904
First Financial Holding Co. Ltd.	1,112,690	819,467
First Republic Bank	1,818	189,599
Grupo Financiero Banorte SAB de CV, Class O	1,536,311	4,205,875
HDFC Bank Ltd.	447,103	5,871,245
HDFC Bank Ltd., ADR	4,778	207,126
Hong Leong Bank Bhd	75,000	231,366
Hong Leong Financial Group Bhd	18,200	55,431

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hua Nan Financial Holdings Co. Ltd.	875,773	$568,886
Huaxia Bank Co. Ltd., Class A	80,900	74,588
Huntington Bancshares, Inc.	11,215	103,627
Industrial & Commercial Bank of China Ltd., Class A	127,400	92,645
Industrial & Commercial Bank of China Ltd., Class H	15,993,000	10,723,457
Industrial Bank Co. Ltd., Class A	130,852	304,548
Industrial Bank of Korea	14,156	92,218
JPMorgan Chase & Co.	34,111	3,266,469
KeyCorp	10,841	126,298
Komercni banka A/S	39,371	833,671
Krung Thai Bank PCL, NVDR	3,213,600	1,080,290
M&T Bank Corp.	61,861	6,933,381
Malayan Banking Bhd	2,913,700	5,113,713
Masraf Al Rayan QSC	261,370	271,518
Mega Financial Holding Co. Ltd.	927,000	932,497
Metropolitan Bank & Trust Co.	39,550	30,249
Moneta Money Bank A/S(b)	211,264	438,893
National Commercial Bank	18,364	181,241
Oversea-Chinese Banking Corp. Ltd.	25,900	165,250
People’s United Financial, Inc.	4,768	60,506
PNC Financial Services Group, Inc. (The)	4,774	509,243
Postal Savings Bank of China Co. Ltd., Class H(b)	667,000	398,568
Public Bank Bhd	318,500	1,210,482
Qatar International Islamic Bank QSC	96,658	210,688
Qatar Islamic Bank SAQ	79,060	333,513
Qatar National Bank QPSC	178,739	836,887
Regions Financial Corp.	10,451	112,348
RHB Bank Bhd	475,800	523,615
Riyad Bank	45,083	203,811
Sberbank of Russia PJSC, ADR	583,737	6,197,213
Shanghai Pudong Development Bank Co. Ltd., Class A	90,833	135,495
Siam Commercial Bank PCL (The), NVDR	84,800	177,112
SinoPac Financial Holdings Co. Ltd.	1,169,000	475,800
SVB Financial Group(g)	557	107,596
Taishin Financial Holding Co. Ltd.	1,122,513	477,442
Taiwan Business Bank	1,173,700	425,171
Taiwan Cooperative Financial Holding Co. Ltd.	894,050	600,366
Truist Financial Corp.	14,594	544,648
United Overseas Bank Ltd.	331,400	4,735,414
US Bancorp.	197,917	7,223,970
Wells Fargo & Co.	41,723	1,212,053
Zions Bancorp NA	46,162	1,459,181

		155,565,446

Beverages — 0.4%
Ambev SA(g)	17,892	37,410
Arca Continental SAB de CV	117,920	453,362
Asahi Group Holdings Ltd.	13,300	457,325
Brown-Forman Corp., Class B	1,967	122,347
China Resources Beer Holdings Co. Ltd.	92,000	433,303
Coca-Cola Amatil Ltd.	391,781	2,181,278
Coca-Cola Co. (The)	346,118	15,883,355
Coca-Cola Femsa SAB de CV	362,716	1,451,556
Coca-Cola Femsa SAB de CV, ADR	5,645	233,195
Constellation Brands, Inc., Class A	1,856	305,665
Diageo plc	243,503	8,383,773
Fomento Economico Mexicano SAB de CV	330,540	2,132,786
Fomento Economico Mexicano SAB de CV, ADR	33,045	2,125,785
Fraser & Neave Holdings Bhd	17,200	126,496
Heineken NV	55,923	4,756,803

Security	Shares	Value

Beverages (continued)
Kweichow Moutai Co. Ltd., Class A	800	$141,995
Molson Coors Beverage Co., Class B	2,035	83,455
Monster Beverage Corp.(g)	6,665	411,964
PepsiCo, Inc.	95,501	12,633,827
Pernod Ricard SA	38,911	5,941,544
Suntory Beverage & Food Ltd.	6,400	241,013
Tsingtao Brewery Co. Ltd., Class A	6,824	50,474

		58,588,711

Biotechnology — 0.2%
AbbVie, Inc.	179,155	14,726,541
Alexion Pharmaceuticals, Inc.(g)	2,423	260,400
Amgen, Inc.	19,266	4,608,812
Beijing Tiantan Biological Products Corp. Ltd., Class A	33,037	157,446
Biocon Ltd.	13,528	63,131
Biogen, Inc.(g)	1,976	586,536
Celltrion, Inc.(g)	439	75,875
China Biologic Products Holdings, Inc.(g)	1,836	191,385
Gilead Sciences, Inc.	31,049	2,608,116
Hualan Biological Engineering, Inc., Class A	18,980	103,538
Incyte Corp.(g)	1,929	188,386
Jinyu Bio-Technology Co. Ltd., Class A	35,700	118,677
Regeneron Pharmaceuticals, Inc.(g)	1,066	560,588
Vertex Pharmaceuticals, Inc.(g)	12,960	3,255,552
Walvax Biotechnology Co. Ltd., Class A	781,000	4,416,097

		31,921,080

Building Products — 0.1%
AGC, Inc.	3,900	96,175
Allegion plc	1,871	188,110
AO Smith Corp.	21,027	891,124
Beijing New Building Materials plc, Class A	1,027,470	3,666,350
Carrier Global Corp.(f)(g)	252,037	4,463,575
Fortune Brands Home & Security, Inc.	1,512	72,879
Johnson Controls International plc	11,520	335,347
Lennox International, Inc.	927	173,052
Masco Corp.	3,127	128,332
Trane Technologies plc	2,610	228,166

		10,243,110

Capital Markets — 0.1%
Ameriprise Financial, Inc.	1,380	158,617
Bank of New York Mellon Corp. (The)	9,477	355,767
Cboe Global Markets, Inc.	1,269	126,113
Charles Schwab Corp. (The)	13,484	508,616
CME Group, Inc.	3,940	702,147
Deutsche Boerse AG	1,651	255,969
E*TRADE Financial Corp.	2,746	111,515
Franklin Resources, Inc.	3,563	67,127
Goldman Sachs Group, Inc. (The)	3,523	646,189
Intercontinental Exchange, Inc.	9,944	889,491
Invesco Ltd.	4,785	41,247
MarketAxess Holdings, Inc.	425	193,379
Moody’s Corp.	1,831	446,581
Morgan Stanley	12,678	499,893
MSCI, Inc.	973	318,171
Nasdaq, Inc.	1,439	157,815
Northern Trust Corp.	2,494	197,425
Raymond James Financial, Inc.	1,568	103,363
S&P Global, Inc.	3,405	997,256
State Street Corp.	4,098	258,338

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T. Rowe Price Group, Inc.	2,598	$300,407

		7,335,426

Chemicals — 0.1%
Air Liquide SA	935	118,796
Air Products & Chemicals, Inc.	2,381	537,106
Albemarle Corp.	1,140	70,030
Asian Paints Ltd.	41,263	962,794
BASF SE	130,378	6,672,291
Celanese Corp.	1,340	111,314
CF Industries Holdings, Inc.	2,359	64,872
Corteva, Inc.	8,396	219,891
Croda International plc	2,839	174,087
Dow, Inc.	8,269	303,390
DuPont de Nemours, Inc.	8,056	378,793
Eastman Chemical Co.	1,480	89,555
Ecolab, Inc.	3,362	650,547
FMC Corp.	1,409	129,487
Givaudan SA (Registered)	22	73,772
International Flavors & Fragrances, Inc.	1,154	151,209
Linde plc	5,862	1,078,549
LyondellBasell Industries NV, Class A	2,789	161,623
Mesaieed Petrochemical Holding Co.	70,782	34,737
Mosaic Co. (The)	3,836	44,152
Petronas Chemicals Group Bhd	39,200	50,742
PhosAgro PJSC, GDR	32,407	390,633
Pidilite Industries Ltd.	20,638	416,060
PPG Industries, Inc.	2,553	231,889
Saudi Basic Industries Corp.	23,209	460,580
Sherwin-Williams Co. (The)	906	485,951
Sika AG (Registered)	30,479	5,041,507
Sinopec Shanghai Petrochemical Co. Ltd., Class H	544,000	147,697
Taiwan Fertilizer Co. Ltd.	26,000	40,070
Yanbu National Petrochemical Co.	23,135	275,662

		19,567,786

Commercial Services & Supplies — 0.0%
Cintas Corp.	918	203,640
Copart, Inc.(g)	2,240	179,447
Country Garden Services Holdings Co. Ltd.	28,000	129,365
Preston Holdings LLC(d)(g)	24,388	195,104
Republic Services, Inc.	2,288	179,242
Rollins, Inc.	1,514	60,560
S-1 Corp.	81,077	5,767,760
Waste Management, Inc.	4,305	430,586

		7,145,704

Communications Equipment — 0.1%
Arista Networks, Inc.(g)	588	128,949
Cisco Systems, Inc.	265,819	11,265,409
F5 Networks, Inc.(g)	650	90,519
Fiberhome Telecommunication Technologies Co. Ltd., Class A	21,900	97,467
Juniper Networks, Inc.	3,737	80,719
Motorola Solutions, Inc.	1,874	269,500
Sercomm Corp.	153,000	382,323
ZTE Corp., Class H	12,400	34,951

		12,349,837

Construction & Engineering — 0.1%
Bouygues SA	331,790	10,208,577
China Railway Group Ltd., Class H	65,000	38,865
HOCHTIEF AG	3,120	244,144

Security	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group, Inc.	1,560	$129,090
Kajima Corp.	10,900	113,260
Quanta Services, Inc.	1,542	56,067
Shimizu Corp.	6,900	52,993
Taisei Corp.	3,900	121,571
Vinci SA	97,882	8,018,691

		18,983,258

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class A	15,700	131,160
Anhui Conch Cement Co. Ltd., Class H	1,125,500	8,874,996
Asia Cement Corp.	33,000	48,480
Martin Marietta Materials, Inc.	675	128,405
Siam Cement PCL (The), NVDR	8,400	89,229
Titan Cement International SA(g)	4,251	58,790
Vulcan Materials Co.	1,469	165,953

		9,497,013

Consumer Finance — 0.1%
American Express Co.	7,420	677,075
Arrow Global Group plc	72,929	92,601
Capital One Financial Corp.	5,027	325,548
Cembra Money Bank AG	29,169	2,773,035
Discover Financial Services	3,586	154,090
Shriram Transport Finance Co. Ltd.	513,024	5,262,423
Synchrony Financial	6,748	133,543

		9,418,315

Containers & Packaging — 0.1%
Amcor plc	17,554	157,459
Amcor plc, CDI	1,486,947	13,550,020
Avery Dennison Corp.	910	100,455
Ball Corp.	3,588	235,337
International Paper Co.	223,882	7,667,958
Packaging Corp. of America	1,023	98,873
Sealed Air Corp.	1,662	47,517
WestRock Co.	3,047	98,083

		21,955,702

Distributors — 0.1%
Genuine Parts Co.	89,424	7,089,535
Jardine Cycle & Carriage Ltd.	5,500	78,199
LKQ Corp.(g)	3,330	87,079

		7,254,813

Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	3,100	88,280
H&R Block, Inc.	2,169	36,114
New Oriental Education & Technology Group, Inc., ADR(g)	5,036	642,896
TAL Education Group, ADR(g)	5,517	298,966

		1,066,256

Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B(g)	21,273	3,985,709
Metro Pacific Investments Corp.	1,868,000	94,179
Yuanta Financial Holding Co. Ltd.	167,000	95,187

		4,175,075

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	79,445	2,420,689
BCE, Inc.	29,958	1,211,492
Bharti Infratel Ltd.	24,853	57,500

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc.	10,608	$112,657
China Telecom Corp. Ltd., Class H	4,254,000	1,469,334
China Tower Corp. Ltd., Class H(b)	1,000,000	222,544
China Unicom Hong Kong Ltd.	546,000	353,116
Chunghwa Telecom Co. Ltd.	516,000	1,896,509
Elisa OYJ	381	23,153
Emirates Telecommunications Group Co. PJSC	94,080	395,355
Hellenic Telecommunications Organization SA	508,285	6,715,210
HKT Trust & HKT Ltd.(h)	3,963,000	6,395,177
KT Corp., ADR	55,771	547,113
LG Uplus Corp.(g)	5,714	62,746
Nippon Telegraph & Telephone Corp.	60,000	1,366,418
Ooredoo QPSC	94,446	164,018
Orange SA	53,884	654,639
PCCW Ltd.	4,307,000	2,638,402
Rostelecom PJSC	63,419	70,043
Saudi Telecom Co.	48,924	1,178,207
Spark New Zealand Ltd.	96,556	261,311
Telecom Italia SpA	827,263	329,937
Telefonica Brasil SA, ADR	160,310	1,346,604
Telefonica Deutschland Holding AG	323,470	920,196
Telekom Malaysia Bhd	157,700	147,189
Telekomunikasi Indonesia Persero Tbk. PT	1,469,000	337,800
Telenor ASA	14,324	219,717
TELUS Corp.	978,132	15,986,568
True Corp. PCL, NVDR	400,600	40,892
Verizon Communications, Inc.	95,252	5,472,227

		53,016,763

Electric Utilities — 0.2%
Alliant Energy Corp.	2,673	129,774
American Electric Power Co., Inc.	5,428	451,121
CEZ A/S	8,726	162,229
Duke Energy Corp.	7,937	671,946
Edison International	3,869	227,149
EDP — Energias de Portugal SA	1,935,259	8,154,934
Enel Chile SA	1,014,665	82,629
Enel SpA	1,444,775	9,868,466
Enerjisa Enerji A/S(b)	53,569	59,014
Entergy Corp.	2,157	206,015
Equatorial Energia SA	53,669	181,795
Evergy, Inc.	2,469	144,264
Eversource Energy	3,497	282,208
Exelon Corp.	10,703	396,867
FirstEnergy Corp.	5,835	240,810
Iberdrola SA	1,056,932	10,514,135
Inter RAO UES PJSC	2,717,729	182,063
Korea Electric Power Corp.(g)	3,325	64,986
Manila Electric Co.	18,760	93,669
NextEra Energy, Inc.	5,334	1,232,794
NRG Energy, Inc.	2,734	91,671
OGE Energy Corp.	27,697	873,009
Pinnacle West Capital Corp.	1,214	93,466
Power Assets Holdings Ltd.	157,500	1,055,293
PPL Corp.	8,318	211,444
Southern Co. (The)	11,402	646,836
Tenaga Nasional Bhd	434,100	1,229,156
Xcel Energy, Inc.	5,666	360,131

		37,907,874

Electrical Equipment — 0.1%
AMETEK, Inc.	2,467	206,907
Eaton Corp. plc	4,564	381,094
ElSewedy Electric Co.	107,748	60,803
Emerson Electric Co.	6,647	379,078

Security	Shares	Value

Electrical Equipment (continued)
Legrand SA	7,939	$532,252
Rockwell Automation, Inc.	1,262	239,124
Schneider Electric SE	109,621	10,130,340
Shanghai Electric Group Co. Ltd., Class H(g)	274,000	84,213
WEG SA	5,912	43,216

		12,057,027

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	3,212	283,491
AU Optronics Corp.(g)	229,000	60,223
AVIC Jonhon Optronic Technology Co. Ltd., Class A	11,800	59,173
CDW Corp.	1,564	173,291
China Railway Signal & Communication Corp. Ltd., Class H(b)	393,000	194,236
Corning, Inc.	8,438	185,720
Delta Electronics, Inc.	37,000	172,576
FLIR Systems, Inc.	1,465	63,581
Hon Hai Precision Industry Co. Ltd.	2,914,000	7,488,887
IPG Photonics Corp.(g)	383	49,533
Keysight Technologies, Inc.(g)	2,027	196,153
Largan Precision Co. Ltd.	1,000	136,313
Samsung SDI Co. Ltd.	31,415	7,421,351
Synnex Technology International Corp.	792,000	1,056,997
TE Connectivity Ltd.	3,630	266,660
WPG Holdings Ltd.	1,278,000	1,664,823
Zebra Technologies Corp., Class A(g)	618	141,930

		19,614,938

Energy Equipment & Services — 0.0%
Baker Hughes Co.	7,014	97,845
Halliburton Co.	9,510	99,855
Helmerich & Payne, Inc.	1,177	23,269
McDermott International, Inc.(g)	14,394	634
National Oilwell Varco, Inc.	4,170	52,709
Schlumberger Ltd.	15,134	254,554
TechnipFMC plc	4,535	40,407

		569,273

Entertainment — 0.1%
Activision Blizzard, Inc.	28,001	1,784,504
CD Projekt SA	1,164	101,907
Electronic Arts, Inc.(g)	24,832	2,837,304
Live Nation Entertainment, Inc.(g)	1,554	69,728
NCSoft Corp.(g)	1,892	1,002,475
NetEase, Inc., ADR	1,355	467,421
Netflix, Inc.(g)	4,766	2,001,005
Take-Two Interactive Software, Inc.(g)	2,124	257,110
Vivendi SA	11,505	248,659
Walt Disney Co. (The)	19,602	2,119,956
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,800	44,500

		10,934,569

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	163,105	25,622,165
Allied Properties REIT	391,662	12,538,136
American Tower Corp.	4,829	1,149,302
Apartment Investment & Management Co., Class A	1,613	60,762
Assura plc	23,801,351	22,829,145
AvalonBay Communities, Inc.	115,476	18,816,814
Boston Properties, Inc.	155,196	15,081,947
Comforia Residential REIT, Inc.	1,557	4,623,022

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust, Inc.	89,995	$3,347,814
Cousins Properties, Inc.	651,828	19,665,651
Cromwell European REIT(f)	25,319,100	10,882,039
Crown Castle International Corp.	117,752	18,773,201
CyrusOne, Inc.	201,763	14,153,674
Dexus	3,708,177	22,012,953
Digital Realty Trust, Inc.	2,888	431,727
Duke Realty Corp.	4,071	141,264
EPR Properties	390,708	11,494,629
Equinix, Inc.	36,203	24,444,266
Equity Residential	3,867	251,587
Essex Property Trust, Inc.	710	173,311
Extra Space Storage, Inc.	1,389	122,565
Federal Realty Investment Trust	753	62,702
Gecina SA	102,577	13,459,230
Goodman Group	2,073,294	17,658,732
Healthpeak Properties, Inc.	5,483	143,326
Host Hotels & Resorts, Inc.	7,887	97,089
Hudson Pacific Properties, Inc.	374,278	9,199,753
Iron Mountain, Inc.	3,102	75,006
Kenedix Office Investment Corp.	4,489	22,176,539
Kimco Realty Corp.	4,561	49,761
Link REIT	1,172,600	10,452,848
MCUBS MidCity Investment Corp.	12,942	8,982,627
Mid-America Apartment Communities, Inc.	1,276	142,810
NorthWest Healthcare Properties REIT	627,132	4,397,290
Omega Healthcare Investors, Inc.	317,100	9,243,465
Prologis, Inc.	309,233	27,592,861
Public Storage	1,623	300,985
Realty Income Corp.	3,813	209,410
Regency Centers Corp.	1,811	79,521
Sabana Shari’ah Compliant Industrial REIT	12,890,900	2,959,152
SBA Communications Corp.	1,222	354,282
Secure Income REIT plc	1,501,062	5,194,476
Segro plc	1,182,057	12,389,766
Simon Property Group, Inc.	3,324	221,944
SL Green Realty Corp.	891	47,268
Spirit Realty Capital, Inc.	505,064	15,535,769
STAG Industrial, Inc.	305,600	8,022,000
Sun Communities, Inc.	141,412	19,005,773
Target Healthcare REIT plc	7,001,766	9,513,834
UDR, Inc.	3,175	118,967
Ventas, Inc.	4,026	130,241
VEREIT, Inc.	1,541,663	8,448,313
VICI Properties, Inc.	702,110	12,230,756
Vornado Realty Trust	1,711	74,976
Welltower, Inc.	4,379	224,336
Weyerhaeuser Co.	8,050	176,054
XYMAX REIT Investment Corp.	3,295	2,796,741

		448,384,577

Food & Staples Retailing — 0.2%
Atacadao SA	14,541	53,721
BIM Birlesik Magazalar A/S	9,937	78,903
Carrefour SA	12,833	190,586
Cia Brasileira de Distribuicao	179,104	2,201,788
Cia Brasileira de Distribuicao, ADR	57,666	704,102
Clicks Group Ltd.	9,208	114,611
Colruyt SA	2,250	134,846
Costco Wholesale Corp.	14,829	4,493,187
CP ALL PCL, NVDR	824,700	1,802,732
Koninklijke Ahold Delhaize NV	195,702	4,751,716
Kroger Co. (The)	8,844	279,559
Laobaixing Pharmacy Chain JSC, Class A	3,800	40,442
Lawson, Inc.	2,300	119,553

Security	Shares	Value

Food & Staples Retailing (continued)
Loblaw Cos. Ltd.	35,238	$1,734,116
President Chain Store Corp.	84,000	868,621
Raia Drogasil SA	10,197	197,587
Seven & i Holdings Co. Ltd.	2,300	76,169
SPAR Group Ltd. (The)	3,816	36,373
Sun Art Retail Group Ltd.	190,500	317,160
Sysco Corp.	5,676	319,388
Walgreens Boots Alliance, Inc.	32,878	1,423,289
Wal-Mart de Mexico SAB de CV	2,610,570	6,300,853
Walmart, Inc.	39,919	4,852,154
Wm Morrison Supermarkets plc	298,754	686,589
X5 Retail Group NV, GDR	136,469	4,027,638

		35,805,683

Food Products — 0.3%
Almarai Co. JSC	34,243	446,486
Archer-Daniels-Midland Co.	6,233	231,494
Britannia Industries Ltd.	11,444	478,904
Campbell Soup Co.	1,822	91,063
China Mengniu Dairy Co. Ltd.(g)	1,473,000	5,216,054
Conagra Brands, Inc.	5,258	175,827
Dali Foods Group Co. Ltd.(b)	962,500	594,617
Danone SA	743	51,785
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,644	79,882
General Mills, Inc.	28,421	1,702,134
Gruma SAB de CV, Class B	10,127	95,879
Guangdong Haid Group Co. Ltd., Class A	15,400	93,562
Henan Shuanghui Investment & Development Co. Ltd., Class A(g)	57,597	326,298
Hershey Co. (The)	27,233	3,606,466
Hormel Foods Corp.	3,127	146,500
Indofood CBP Sukses Makmur Tbk. PT	156,900	103,813
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,300	136,039
IOI Corp. Bhd	171,700	161,673
JM Smucker Co. (The)	2,587	297,272
Kellogg Co.	2,687	175,998
Kraft Heinz Co. (The)	6,723	203,909
Kuala Lumpur Kepong Bhd	10,000	48,597
Lamb Weston Holdings, Inc.	1,574	96,581
McCormick & Co., Inc. (Non-Voting)	1,380	216,439
Mondelez International, Inc., Class A	15,631	804,059
Nestle India Ltd.	3,218	763,313
Nestle Malaysia Bhd	20,400	663,937
Nestle SA (Registered)	255,679	27,078,971
PPB Group Bhd	58,000	221,095
QL Resources Bhd	65,500	123,845
Savola Group (The)(g)	26,607	286,507
Standard Foods Corp.	84,000	189,323
Thai Union Group PCL, NVDR	436,500	176,094
Tingyi Cayman Islands Holding Corp.	146,000	259,165
Tyson Foods, Inc., Class A	3,184	198,013
Uni-President China Holdings Ltd.	209,000	209,823
Uni-President Enterprises Corp.	510,000	1,187,478
Universal Robina Corp.	50,740	125,590
Want Want China Holdings Ltd.	682,000	486,090
Wens Foodstuffs Group Co. Ltd., Class A	49,100	207,993
Wilmar International Ltd.	185,200	466,386

		48,224,954

Gas Utilities — 0.1%
Atmos Energy Corp.	1,343	136,946
Beijing Enterprises Holdings Ltd.	63,500	224,954
China Gas Holdings Ltd.	14,400	52,398

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
China Resources Gas Group Ltd.	80,000	$449,627
ENN Energy Holdings Ltd.	903,500	10,184,670
Infraestructura Energetica Nova SAB de CV	82,313	273,158
Kunlun Energy Co. Ltd.	286,000	186,328
Petronas Gas Bhd	58,600	209,319

		11,717,400

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	19,276	1,775,127
ABIOMED, Inc.(g)	490	93,713
Align Technology, Inc.(g)	785	168,657
Ansell Ltd.	197,410	3,640,674
Baxter International, Inc.	5,601	497,257
Becton Dickinson and Co.	3,799	959,361
Boston Scientific Corp.(g)	15,177	568,834
Cooper Cos., Inc. (The)	536	153,671
Danaher Corp.	10,771	1,760,628
Dentsply Sirona, Inc.	3,793	160,975
Edwards Lifesciences Corp.(g)	11,699	2,544,533
Hartalega Holdings Bhd	324,600	573,423
Hologic, Inc.(g)	18,686	936,169
IDEXX Laboratories, Inc.(g)	930	258,168
Intuitive Surgical, Inc.(g)	1,255	641,154
Koninklijke Philips NV	213,828	9,321,298
Lepu Medical Technology Beijing Co. Ltd., Class A	642,281	3,419,134
Medtronic plc	141,740	13,838,076
ResMed, Inc.	2,694	418,432
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	100,000	151,914
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,700	132,079
Siemens Healthineers AG(b)	1,091	48,030
STERIS plc	912	129,960
Stryker Corp.	3,495	651,573
Teleflex, Inc.	500	167,700
Top Glove Corp. Bhd	59,600	100,446
Varian Medical Systems, Inc.(g)	1,741	199,136
Zimmer Biomet Holdings, Inc.	2,219	265,614

		43,575,736

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	17,100	340,997
AmerisourceBergen Corp.	25,698	2,304,083
Anthem, Inc.	2,767	776,780
Bangkok Dusit Medical Services PCL, NVDR	1,638,600	1,041,147
Bumrungrad Hospital PCL, NVDR	105,700	380,504
Cardinal Health, Inc.	3,222	159,425
Centene Corp.(g)	6,307	419,920
China National Medicines Corp. Ltd., Class A	23,567	103,057
Cigna Corp.	4,046	792,126
CVS Health Corp.	20,292	1,248,973
DaVita, Inc.(g)	1,037	81,933
Fresenius Medical Care AG & Co. KGaA	8,753	685,978
Hapvida Participacoes e Investimentos SA(b)	13,823	132,640
HCA Healthcare, Inc.	2,873	315,685
Henry Schein, Inc.(g)	34,372	1,875,336
Humana, Inc.	1,451	554,021
IHH Healthcare Bhd	354,100	430,881
Jointown Pharmaceutical Group Co. Ltd., Class A	57,500	144,455
Laboratory Corp. of America Holdings(g)	1,056	173,659
McKesson Corp.	1,745	246,481
Mediclinic International plc	895,656	2,856,084
Notre Dame Intermedica Participacoes SA	426,376	4,313,236

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	17,226	$1,896,755
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	27,800	72,317
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	112,700	198,375
Sinopharm Group Co. Ltd., Class H	136,400	367,784
Sonic Healthcare Ltd.	442,350	7,812,010
Suzuken Co. Ltd.	1,200	46,246
Topchoice Medical Corp., Class A(g)	9,981	171,063
UnitedHealth Group, Inc.	11,313	3,308,713
Universal Health Services, Inc., Class B	878	92,796

		33,343,460

Health Care Technology — 0.0%
Cerner Corp.	11,019	764,608
Veeva Systems, Inc., Class A(g)	2,305	439,794

		1,204,402

Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	5,469	86,957
Chipotle Mexican Grill, Inc.(g)	285	250,387
Compass Group plc	41,962	706,112
Crown Resorts Ltd.	33,366	213,595
Darden Restaurants, Inc.	1,438	106,110
Domino’s Pizza, Inc.	2,562	927,264
Genting Malaysia Bhd	790,400	434,456
Genting Singapore Ltd.	1,047,900	581,447
Hilton Worldwide Holdings, Inc.	3,100	234,701
Jollibee Foods Corp.	67,120	189,625
Kangwon Land, Inc.(g)	25,173	520,257
Las Vegas Sands Corp.	3,660	175,753
Marriott International, Inc., Class A	2,954	268,637
McDonald’s Corp.	16,080	3,015,965
McDonald’s Holdings Co. Japan Ltd.	1,500	73,344
MGM Resorts International	5,633	94,803
Norwegian Cruise Line Holdings Ltd.(g)	2,327	38,163
Royal Caribbean Cruises Ltd.	1,857	86,852
Saudi Airlines Catering Co.	7,727	163,829
SJM Holdings Ltd.	3,782,000	3,734,130
Sodexo SA	1,252	100,092
Starbucks Corp.	64,986	4,986,376
Wynn Resorts Ltd.	1,047	89,550
Yum China Holdings, Inc.	21,416	1,037,819
Yum! Brands, Inc.	19,304	1,668,445

		19,784,669

Household Durables — 0.2%
Barratt Developments plc	699,875	4,562,736
Berkeley Group Holdings plc	2,532	132,912
Coway Co. Ltd.	1,477	74,857
DR Horton, Inc.	3,741	176,650
Garmin Ltd.	10,169	825,316
Haier Electronics Group Co. Ltd.	3,058,000	8,422,017
Leggett & Platt, Inc.	1,414	49,674
Lennar Corp., Class A	3,032	151,812
LG Electronics, Inc.	3,343	150,452
Mohawk Industries, Inc.(g)	647	56,755
Newell Brands, Inc.	4,118	57,158
Nikon Corp.	31,300	291,147
NVR, Inc.(g)	39	120,900
Persimmon plc	314,406	8,711,015
PulteGroup, Inc.	2,785	78,732
Sekisui House Ltd.	29,600	507,780
Taylor Wimpey plc	3,144,630	5,807,633

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	687	$76,765

		30,254,311

Household Products — 0.2%
Church & Dwight Co., Inc.	2,670	186,873
Clorox Co. (The)	4,751	885,777
Colgate-Palmolive Co.	10,719	753,224
Hindustan Unilever Ltd.	43,656	1,264,083
Kimberly-Clark Corp.	3,719	515,007
Kimberly-Clark de Mexico SAB de CV, Class A(g)	405,349	572,679
Procter & Gamble Co. (The)	168,471	19,857,677
Reckitt Benckiser Group plc	88,073	7,336,460
Unilever Indonesia Tbk. PT	776,600	430,623

		31,802,403

Independent Power and Renewable Electricity Producers — 0.1%
Aboitiz Power Corp.	75,600	40,799
AES Corp.	7,173	95,042
CGN Power Co. Ltd., Class H(b)	2,016,000	507,124
China Power International Development Ltd.	772,000	157,230
China Yangtze Power Co. Ltd., Class A	2,754,400	6,760,022
Colbun SA	386,280	56,677
Electricity Generating PCL, NVDR	57,500	503,000
Huadian Power International Corp. Ltd., Class A	356,800	184,300
Huaneng Power International, Inc., Class A	371,400	220,393
Huaneng Power International, Inc., Class H	360,000	135,340
Hubei Energy Group Co. Ltd., Class A	122,000	63,773
SDIC Power Holdings Co. Ltd., Class A	252,181	272,585
Sichuan Chuantou Energy Co. Ltd., Class A	276,440	349,389

		9,345,674

Industrial Conglomerates — 0.1%
3M Co.	7,128	1,082,886
CITIC Ltd.	142,000	147,482
General Electric Co.	94,781	644,511
Honeywell International, Inc.	14,036	1,991,708
Industries Qatar QSC	111,170	213,094
KOC Holding A/S	34,071	74,760
Roper Technologies, Inc.	2,360	804,831
Shanghai Industrial Holdings Ltd.	73,000	124,193
Siemens AG (Registered)	428	39,497
Sime Darby Bhd	304,200	140,907
SK Holdings Co. Ltd.	27,829	4,153,927
SM Investments Corp.	2,900	48,336

		9,466,132

Insurance — 0.6%
Aflac, Inc.	8,000	297,920
Allianz SE (Registered)	76,050	13,995,589
Allstate Corp. (The)	3,529	358,970
American Financial Group, Inc.	13,337	883,443
American International Group, Inc.	9,400	239,042
Aon plc	2,548	439,963
Arthur J Gallagher & Co.	2,011	157,863
Assicurazioni Generali SpA	67,438	962,114
Assurant, Inc.	661	70,225
Aviva plc	178,999	541,316
Bajaj Finserv Ltd.	797	53,654
BB Seguridade Participacoes SA	802,849	3,915,400
Bupa Arabia for Cooperative Insurance Co.	3,976	113,245
Cathay Financial Holding Co. Ltd.	709,000	946,032
China Development Financial Holding Corp.	1,296,000	392,129
China Life Insurance Co. Ltd., Class H	3,080,000	6,568,714

Security	Shares	Value

Insurance (continued)
China Pacific Insurance Group Co. Ltd., Class A	62,550	$268,306
Chubb Ltd.	4,925	531,949
Cincinnati Financial Corp.	1,641	107,978
Co. for Cooperative Insurance (The)(g)	2,951	56,606
DB Insurance Co. Ltd.	7,842	286,429
Everest Re Group Ltd.	461	79,813
Fidelity National Financial, Inc.	93,110	2,518,625
Fubon Financial Holding Co. Ltd.	605,000	855,457
Globe Life, Inc.	1,085	89,339
Hannover Rueck SE	34,172	5,444,783
Hartford Financial Services Group, Inc. (The) .	3,907	148,427
Japan Post Holdings Co. Ltd.	267,500	2,139,704
Lincoln National Corp.	2,163	76,722
Loews Corp.	2,773	96,112
Marsh & McLennan Cos., Inc.	5,552	540,376
MetLife, Inc.	20,250	730,620
MS&AD Insurance Group Holdings, Inc.	8,700	250,648
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	34,541	7,565,326
Phoenix Group Holdings plc	732,526	5,558,645
Ping An Insurance Group Co. of China Ltd., Class H	790,000	8,039,247
Principal Financial Group, Inc.	3,956	144,038
Progressive Corp. (The)	6,410	495,493
Prudential Financial, Inc.	4,486	279,792
Prudential plc	436,966	6,164,462
Qatar Insurance Co. SAQ	72,642	39,538
Sampo OYJ, Class A	193,513	6,414,468
Samsung Fire & Marine Insurance Co. Ltd.	2,276	356,950
SCOR SE	298,722	8,416,404
Travelers Cos., Inc. (The)	2,814	284,805
Unum Group	2,244	39,158
Willis Towers Watson plc	1,394	248,536
WR Berkley Corp.	1,637	88,398
Zurich Insurance Group AG	16,391	5,196,838

		93,489,611

Interactive Media & Services — 0.4%
Alphabet, Inc., Class A(g)	9,572	12,890,613
Alphabet, Inc., Class C(g)	6,546	8,828,328
Auto Trader Group plc(b)	1,106,316	6,368,516
Facebook, Inc., Class A(g)	61,567	12,603,381
Kakaku.com, Inc.	43,200	881,511
NAVER Corp.	4,453	721,967
Tencent Holdings Ltd.	392,600	20,638,761
TripAdvisor, Inc.	24,138	482,036
Twitter, Inc.(g)	24,024	689,008

		64,104,121

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., ADR(g)	7,118	1,442,605
Amazon.com, Inc.(g)	9,775	24,183,350
Booking Holdings, Inc.(g)	822	1,217,028
eBay, Inc.	86,592	3,448,959
Expedia Group, Inc.	1,511	107,251
Meituan Dianping, Class B(g)	25,700	344,100
Naspers Ltd., Class N	1,960	305,071
Pinduoduo, Inc., ADR(g)	1,956	92,793

		31,141,157

IT Services — 0.3%
Accenture plc, Class A	10,725	1,986,163
Akamai Technologies, Inc.(g)	1,783	174,217
Alliance Data Systems Corp.	441	22,081

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	16,043	$2,353,348
Beijing Sinnet Technology Co. Ltd., Class A	14,600	55,478
Booz Allen Hamilton Holding Corp.	36,277	2,664,183
Broadridge Financial Solutions, Inc.	14,864	1,724,224
CGI, Inc., Class A(g)	76,890	4,903,571
Cognizant Technology Solutions Corp., Class A	5,968	346,263
DXC Technology Co.	2,831	51,326
Fidelity National Information Services, Inc.	6,658	878,124
Fiserv, Inc.(g)	6,187	637,632
FleetCor Technologies, Inc.(g)	935	225,569
Gartner, Inc.(g)	974	115,721
Global Payments, Inc.	3,273	543,383
HCL Technologies Ltd.	118,638	850,860
Infosys Ltd.	369,763	3,456,224
Infosys Ltd., ADR	464,962	4,291,599
International Business Machines Corp.	9,612	1,206,883
Jack Henry & Associates, Inc.	832	136,074
Leidos Holdings, Inc.	1,457	143,966
Mastercard, Inc., Class A	16,565	4,554,878
Mphasis Ltd.	17,789	172,867
NEC Corp.	9,600	368,398
Paychex, Inc.	189,460	12,981,799
PayPal Holdings, Inc.(g)	16,533	2,033,559
Tata Consultancy Services Ltd.	47,379	1,254,233
Tech Mahindra Ltd.	84,416	607,127
VeriSign, Inc.(g)	7,688	1,610,559
Visa, Inc., Class A	18,617	3,327,230
Western Union Co. (The)	4,580	87,341
Wipro Ltd.	233,198	592,054

		54,356,934

Leisure Products — 0.1%
Hasbro, Inc.	153,256	11,066,616
Sankyo Co. Ltd.	10,300	282,802

		11,349,418

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	4,592	352,023
Illumina, Inc.(g)	1,738	554,474
IQVIA Holdings, Inc.(g)	1,967	280,475
Lonza Group AG (Registered)(g)	7,986	3,487,211
Mettler-Toledo International, Inc.(g)	267	192,224
PerkinElmer, Inc.	1,200	108,636
Samsung Biologics Co. Ltd.(b)(g)	317	151,425
Thermo Fisher Scientific, Inc.	6,506	2,177,428
Waters Corp.(g)	1,326	247,962
WuXi AppTec Co. Ltd., Class H(b)	6,200	87,412

		7,639,270

Machinery — 0.2%
Amada Co. Ltd.	20,800	188,012
Atlas Copco AB, Class A	150,532	5,188,007
Caterpillar, Inc.	6,000	698,280
Cummins, Inc.	1,705	278,767
Deere & Co.	3,458	501,617
Dover Corp.	1,572	147,218
Flowserve Corp.	1,417	39,917
Fortive Corp.	3,323	212,672
IDEX Corp.	2,936	451,058
Illinois Tool Works, Inc.	3,181	516,912
Ingersoll Rand, Inc.(g)	3,749	109,021
Kone OYJ, Class B	139,056	8,420,416
Otis Worldwide Corp.(f)(g)	83,071	4,229,145
PACCAR, Inc.	3,743	259,128

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	1,388	$219,470
Pentair plc	1,807	62,504
Snap-on, Inc.	8,330	1,085,316
Spirax-Sarco Engineering plc	3,187	348,784
Stanley Black & Decker, Inc.	1,711	188,552
Volvo AB, Class B	609,105	7,805,419
WABCO Holdings, Inc.(g)	130	17,469
Westinghouse Air Brake Technologies Corp.	1,968	111,035
Xylem, Inc.	4,862	349,578
Zhengzhou Yutong Bus Co. Ltd., Class A	45,770	83,902
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	316,460	284,023

		31,796,222

Marine — 0.0%
MISC Bhd	53,400	97,373
Projector SA(d)(g)	24,388	—

		97,373

Media — 0.1%
Charter Communications, Inc., Class A(g)	1,704	843,872
Cheil Worldwide, Inc.	4,522	65,998
China South Publishing & Media Group Co. Ltd., Class A	173,701	266,821
Comcast Corp., Class A	110,664	4,164,286
Cyfrowy Polsat SA	20,580	127,243
Dentsu Group, Inc.	3,200	66,828
Discovery, Inc., Class A(g)	1,699	38,091
Discovery, Inc., Class C(g)	3,743	76,395
DISH Network Corp., Class A(g)	3,066	76,696
Fox Corp., Class A	3,830	99,082
Fox Corp., Class B	1,746	44,628
Interpublic Group of Cos., Inc. (The)	4,184	71,044
News Corp., Class A	4,147	41,097
News Corp., Class B	1,309	13,378
Omnicom Group, Inc.	6,938	395,674
Shaw Communications, Inc., Class B	37,796	616,651
ViacomCBS, Inc.	6,324	109,152
WPP plc	75,468	585,566

		7,702,502

Metals & Mining — 0.1%
Alrosa PJSC	80,325	66,529
Anglo American Platinum Ltd.	2,853	149,726
Anglo American plc	6,732	119,889
AngloGold Ashanti Ltd.	12,837	313,353
Baoshan Iron & Steel Co. Ltd., Class A	69,500	47,467
China Steel Corp.	150,000	100,465
Cia de Minas Buenaventura SAA, ADR	10,594	79,349
Eregli Demir ve Celik Fabrikalari TAS	780,050	899,317
Franco-Nevada Corp.	7,047	932,343
Freeport-McMoRan, Inc.	15,678	138,437
Gold Fields Ltd.	25,484	189,693
Highland Gold Mining Ltd.	42,956	126,837
Hochschild Mining plc	107,064	186,787
Newmont Corp.	8,983	534,309
Novolipetsk Steel PJSC	185,643	317,842
Nucor Corp.	3,276	134,938
Rio Tinto plc	16,248	754,210
Shandong Gold Mining Co. Ltd., Class A	89,200	452,305
Shandong Gold Mining Co. Ltd., Class H(b)	51,000	151,689
Vale SA(g)	627,983	5,207,112
Wheaton Precious Metals Corp.	47,668	1,811,244
Zhaojin Mining Industry Co. Ltd., Class H	489,500	549,965

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Zhongjin Gold Corp. Ltd., Class A	199,600	$235,310
Zijin Mining Group Co. Ltd., Class A	573,000	312,275

		13,811,391

Multiline Retail — 0.0%
Canadian Tire Corp. Ltd., Class A	10,797	757,601
Dollar General Corp.	10,173	1,783,327
Dollar Tree, Inc.(g)	2,557	203,716
Falabella SA	150,683	411,495
Kohl’s Corp.	1,719	31,733
Magazine Luiza SA	9,972	92,130
Nordstrom, Inc.	1,149	21,578
Target Corp.	25,012	2,744,817

		6,046,397

Multi-Utilities — 0.0%
Ameren Corp.	2,731	198,680
CenterPoint Energy, Inc.	5,441	92,660
CMS Energy Corp.	3,075	175,552
Consolidated Edison, Inc.	3,680	289,984
Dominion Energy, Inc.	8,951	690,391
DTE Energy Co.	2,081	215,883
E.ON SE	362,773	3,633,999
NiSource, Inc.	4,034	101,294
Public Service Enterprise Group, Inc.	5,464	277,079
Qatar Electricity & Water Co. QSC	31,180	127,962
Sempra Energy	3,051	377,866
WEC Energy Group, Inc.	3,409	308,685

		6,490,035

Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	4,063	53,144
Cabot Oil & Gas Corp.	4,521	97,744
Cheniere Energy, Inc.(g)	196,150	9,158,244
Chevron Corp.	20,575	1,892,900
China Petroleum & Chemical Corp., Class H	1,364,000	679,835
CNOOC Ltd.	1,761,000	1,947,001
CNOOC Ltd., ADR	18,653	2,096,037
Concho Resources, Inc.	2,173	123,253
ConocoPhillips	12,094	509,157
Devon Energy Corp.	4,129	51,489
Diamondback Energy, Inc.	1,759	76,587
Ecopetrol SA, ADR	25,399	265,420
Energy Transfer LP	3,291,373	27,647,533
Enterprise Products Partners LP	1,881,915	33,046,427
EOG Resources, Inc.	6,337	301,071
EQM Midstream Partners LP	206,770	4,164,348
Exxon Mobil Corp.	46,019	2,138,503
Gibson Energy, Inc.	472,479	6,731,031
Hess Corp.	2,797	136,046
HollyFrontier Corp.	1,636	54,053
Kinder Morgan, Inc.	714,176	10,876,901
LUKOIL PJSC	14,517	936,748
Magellan Midstream Partners LP	557,249	22,919,651
Marathon Oil Corp.	8,688	53,171
Marathon Petroleum Corp.	7,064	226,613
MOL Hungarian Oil & Gas plc	24,069	152,377
MPLX LP	1,336,565	24,191,827
Noble Energy, Inc.	5,168	50,698
Novatek PJSC, GDR	200	28,046
Occidental Petroleum Corp.	9,666	160,456
ONEOK, Inc.	60,443	1,809,059
PetroChina Co. Ltd., Class H	992,000	356,318
Petroleo Brasileiro SA(g)	1,410,722	4,856,418

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA, ADR(g)	153,966	$1,063,905
Petronas Dagangan Bhd	31,200	147,179
Petronet LNG Ltd.	2,395,281	7,716,707
Phillips 66	4,814	352,240
Phillips 66 Partners LP	375,862	15,992,928
Pioneer Natural Resources Co.	1,804	161,115
Plains All American Pipeline LP	2,185,795	19,300,570
Qatar Gas Transport Co. Ltd.	8,220,650	5,598,774
Reliance Industries Ltd.	15,417	299,753
Shell Midstream Partners LP	186,963	2,746,487
Targa Resources Corp.	120,307	1,559,179
TC PipeLines LP	131,614	4,409,069
Tupras Turkiye Petrol Rafinerileri A/S	286,526	3,720,855
Valero Energy Corp.	4,472	283,301
Williams Cos., Inc. (The)	364,009	7,050,854

		228,191,022

Personal Products — 0.1%
Beiersdorf AG	315	32,958
Colgate-Palmolive India Ltd.	7,598	146,658
Coty, Inc., Class A	3,163	17,238
Dabur India Ltd.	140,022	905,843
Estee Lauder Cos., Inc. (The), Class A	2,418	426,535
Godrej Consumer Products Ltd.	28,878	207,238
Hengan International Group Co. Ltd.	70,000	622,507
Kao Corp.	700	53,982
L’Oreal SA	1,997	580,610
Marico Ltd.	103,837	394,428
Pola Orbis Holdings, Inc.	9,200	164,178
Unilever NV	4,976	247,801
Unilever plc	367,451	18,920,854

		22,720,830

Pharmaceuticals — 1.0%
Allergan plc	3,575	669,741
Astellas Pharma, Inc.	1,100	18,193
AstraZeneca plc	55,223	5,775,890
Bristol-Myers Squibb Co.	37,520	2,281,591
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	36,700	65,581
Chugai Pharmaceutical Co. Ltd.	1,000	119,202
Cipla Ltd.	12,200	94,948
Dr Reddy’s Laboratories Ltd.	5,255	272,195
Eli Lilly & Co.	11,363	1,757,174
GlaxoSmithKline plc	563,769	11,761,686
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	14,500	62,659
Hypera SA	57,883	309,858
Jazz Pharmaceuticals plc(g)	2,522	278,051
Jiangsu Hengrui Medicine Co. Ltd., Class A	27,310	353,883
Johnson & Johnson	166,237	24,942,199
Livzon Pharmaceutical Group, Inc., Class A	26,900	149,523
Lupin Ltd.	7,499	82,697
Merck & Co., Inc.	66,695	5,291,581
Mylan NV(g)	5,574	93,476
Novartis AG (Registered)	243,545	20,783,758
Novo Nordisk A/S, Class B	282,586	18,026,168
Orion OYJ, Class B	3,219	163,584
Perrigo Co. plc	1,463	77,978
Pfizer, Inc.	502,647	19,281,539
Richter Gedeon Nyrt	30,663	655,230
Roche Holding AG	39,018	13,511,831
Sanofi	268,468	26,222,281
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	56,800	174,576

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Shionogi & Co. Ltd.	2,100	$115,978
Sun Pharmaceutical Industries Ltd.	25,333	154,504
Taisho Pharmaceutical Holdings Co. Ltd.	400	24,991
UCB SA	375	34,365
Yunnan Baiyao Group Co. Ltd., Class A	19,400	246,283
Zoetis, Inc.	5,160	667,240

		154,520,434

Professional Services — 0.1%
Adecco Group AG (Registered)	5,410	236,746
CoStar Group, Inc.(g)	102	66,123
Equifax, Inc.	1,399	194,321
IHS Markit Ltd.(g)	4,334	291,678
ManpowerGroup, Inc.	787	58,427
Nielsen Holdings plc	3,843	56,607
Randstad NV	46,085	1,854,718
RELX plc	539,706	12,230,871
Robert Half International, Inc.	27,294	1,290,187
SGS SA (Registered)	1,563	3,525,661
Verisk Analytics, Inc.	2,243	342,798

		20,148,137

Real Estate Management & Development — 0.7%
Aldar Properties PJSC	79,017	38,571
Aroundtown SA	2,453,884	13,199,134
Barwa Real Estate Co.	185,470	144,611
CBRE Group, Inc., Class A(g)	3,634	156,008
CK Asset Holdings Ltd.	4,152,500	26,238,593
Daito Trust Construction Co. Ltd.	14,600	1,388,248
Daiwa House Industry Co. Ltd.	4,200	106,429
Emaar Development PJSC	157,196	97,891
Emaar Malls PJSC	130,402	45,443
Entra ASA(b)	973,397	12,255,877
ESR Cayman Ltd.(b)(g)	5,764,400	12,619,153
Hang Lung Properties Ltd.	2,493,000	5,333,043
Henderson Land Development Co. Ltd.	44,000	179,327
Huaku Development Co. Ltd.	25,000	76,064
Land & Houses PCL, NVDR	15,878,300	3,587,946
LEG Immobilien AG	54,750	6,285,574
Vonovia SE	505,637	25,003,177
Yuexiu Property Co. Ltd.	322,000	61,222

		106,816,311

Road & Rail — 0.0%
BTS Group Holdings PCL, NVDR	2,704,800	955,633
Central Japan Railway Co.	1,000	157,354
CJ Logistics Corp.(g)	2,372	288,073
CSX Corp.	8,412	557,127
Daqin Railway Co. Ltd., Class A	741,217	749,279
East Japan Railway Co.	1,800	131,436
Guangshen Railway Co. Ltd., Class A	113,900	37,950
Hankyu Hanshin Holdings, Inc.	1,100	37,634
JB Hunt Transport Services, Inc.	923	93,334
Kansas City Southern	1,087	141,908
Kyushu Railway Co.	1,100	29,593
Norfolk Southern Corp.	2,866	490,373
Old Dominion Freight Line, Inc.	1,092	158,657
Tokyu Corp.	1,300	19,567
Union Pacific Corp.	7,566	1,208,971
West Japan Railway Co.	600	37,079

		5,093,968

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.(g)	12,667	$663,624
Analog Devices, Inc.	3,992	437,523
Applied Materials, Inc.	74,797	3,715,915
ASML Holding NV	21,650	6,323,651
Broadcom, Inc.	4,330	1,176,115
Elan Microelectronics Corp.	36,000	115,639
GCL System Integration Technology Co. Ltd., Class A(g)	145,800	51,634
Intel Corp.	71,524	4,290,010
KLA Corp.	1,712	280,922
Lam Research Corp.	2,833	723,208
Maxim Integrated Products, Inc.	33,867	1,862,008
MediaTek, Inc.	32,000	441,870
Microchip Technology, Inc.	2,572	225,642
Micron Technology, Inc.(g)	12,028	576,021
NVIDIA Corp.	12,943	3,782,980
Powertech Technology, Inc.	685,000	2,290,683
Qorvo, Inc.(g)	1,273	124,792
QUALCOMM, Inc.	15,060	1,184,770
Realtek Semiconductor Corp.(g)	25,000	214,083
SK Hynix, Inc.	1,901	130,822
Skyworks Solutions, Inc.	1,855	192,697
Taiwan Semiconductor Manufacturing Co. Ltd.	2,296,000	23,161,589
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	72,347	3,843,796
Texas Instruments, Inc.	88,834	10,310,962
United Microelectronics Corp.	96,000	49,667
Vanguard International Semiconductor Corp.	63,000	146,161
Xilinx, Inc.	2,730	238,602

		66,555,386

Software — 0.3%
Adobe, Inc.(g)	13,641	4,824,003
ANSYS, Inc.(g)	1,508	394,840
Autodesk, Inc.(g)	2,404	449,860
Cadence Design Systems, Inc.(g)	5,922	480,452
Citrix Systems, Inc.	1,330	192,863
Fortinet, Inc.(g)	5,059	545,057
Glodon Co. Ltd., Class A	23,200	169,784
Intuit, Inc.	14,375	3,878,519
Kingdee International Software Group Co. Ltd.(g)	40,000	57,207
Microsoft Corp.	140,121	25,111,084
NortonLifeLock, Inc.	10,810	229,929
Oracle Corp.	23,616	1,250,939
Paycom Software, Inc.(g)	531	138,602
salesforce.com, Inc.(g)	18,846	3,052,110
Sangfor Technologies, Inc., Class A	4,700	126,276
ServiceNow, Inc.(g)	3,323	1,168,167
Synopsys, Inc.(g)	1,624	255,163
Trend Micro, Inc.	9,000	456,587

		42,781,442

Specialty Retail — 0.2%
ABC-Mart, Inc.	4,000	203,275
Advance Auto Parts, Inc.	771	93,222
AutoZone, Inc.(g)	262	267,324
Best Buy Co., Inc.	2,504	192,132
CarMax, Inc.(g)	1,797	132,349
China International Travel Service Corp. Ltd., Class A	11,700	149,431
Gap, Inc. (The)	2,303	18,700
GOME Retail Holdings Ltd.	1,324,000	153,709
HLA Corp. Ltd., Class A	231,833	208,147
Home Depot, Inc. (The)	70,424	15,481,308
Home Product Center PCL, NVDR	1,753,600	732,133

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Jarir Marketing Co.	11,717	$459,597
JUMBO SA	3,527	55,197
L Brands, Inc.	2,497	29,689
Lowe’s Cos., Inc.	8,380	877,805
Nitori Holdings Co. Ltd.	2,200	337,207
O’Reilly Automotive, Inc.(g)	825	318,730
Ross Stores, Inc.	3,939	359,867
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,300	90,318
Shimamura Co. Ltd.	1,100	69,351
Suning.com Co. Ltd., Class A	59,000	69,653
Tiffany & Co.	2,021	255,657
TJX Cos., Inc. (The)	13,322	653,444
Topsports International Holdings Ltd.(b)	3,876,000	4,899,896
Tractor Supply Co.	3,313	336,038
Ulta Beauty, Inc.(g)	650	141,648
USS Co. Ltd.	10,900	172,600
Vivo Energy plc(b)	1,989,984	1,957,487
Yamada Denki Co. Ltd.	4,400	20,865

		28,736,779

Technology Hardware, Storage & Peripherals — 0.3%
Acer, Inc.	172,000	95,227
Advantech Co. Ltd.	96,000	907,996
Apple, Inc.	89,172	26,198,734
Asustek Computer, Inc.	88,000	594,848
Chicony Electronics Co. Ltd.	619,000	1,743,617
Compal Electronics, Inc.(g)	813,000	518,282
Hewlett Packard Enterprise Co.	14,099	141,836
HP, Inc.	27,800	431,178
King Slide Works Co. Ltd.	14,000	145,595
Lenovo Group Ltd.	690,000	372,736
Lite-On Technology Corp.	2,340,000	3,636,241
NetApp, Inc.	7,001	306,434
Quanta Computer, Inc.	331,000	715,181
Samsung Electronics Co. Ltd.	16,497	678,316
Seagate Technology plc	2,547	127,223
Western Digital Corp.	3,199	147,410
Wistron Corp.	2,377,000	2,229,014
Xerox Holdings Corp.	2,056	37,604

		39,027,472

Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	53,000	451,350
Capri Holdings Ltd.(g)	1,630	24,857
Cie Financiere Richemont SA (Registered)	54,708	3,103,775
Hanesbrands, Inc.	3,888	38,647
Hermes International	615	449,608
Kering SA	9,584	4,875,427
LVMH Moet Hennessy Louis Vuitton SE	16,652	6,437,546
NIKE, Inc., Class B	20,535	1,790,241
PVH Corp.	797	39,236
Ralph Lauren Corp.	5,096	375,983
Shenzhou International Group Holdings Ltd .	57,500	663,644
Tapestry, Inc.	3,100	46,128
Under Armour, Inc., Class A(g)	2,023	21,080
Under Armour, Inc., Class C(g)	2,090	19,374
VF Corp.	3,587	208,405
Yue Yuen Industrial Holdings Ltd.	100,000	159,516

		18,704,817

Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd.	10,665	269,769

Security	Shares	Value

Tobacco — 0.3%
Altria Group, Inc.	222,217	$8,722,017
British American Tobacco plc	655,089	25,249,914
Eastern Co. SAE	74,458	57,295
Imperial Brands plc	40,587	853,889
ITC Ltd.	148,631	358,080
Japan Tobacco, Inc.	98,900	1,841,820
KT&G Corp.	21,295	1,421,813
Philip Morris International, Inc.	200,750	14,975,950

		53,480,778

Trading Companies & Distributors — 0.0%
BOC Aviation Ltd.(b)	509,000	3,480,479
Fastenal Co.	6,196	224,419
MonotaRO Co. Ltd.	1,900	61,050
United Rentals, Inc.(g)	833	107,040
WW Grainger, Inc.	1,491	410,890

		4,283,878

Transportation Infrastructure — 0.1%
Airports of Thailand PCL, NVDR	571,100	1,089,281
Anhui Expressway Co. Ltd., Class H	66,000	34,016
Grupo Aeroportuario del Pacifico SAB de CV, Class B	672,661	4,175,907
Jiangsu Expressway Co. Ltd., Class H	7,254,000	8,658,848
Kamigumi Co. Ltd.	4,000	70,422
Macquarie Infrastructure Corp.	41,720	1,151,055
Malaysia Airports Holdings Bhd	128,300	155,985
Shenzhen Expressway Co. Ltd., Class H	66,000	75,672
Taiwan High Speed Rail Corp.	75,000	85,658
Westports Holdings Bhd	127,100	108,480
Zhejiang Expressway Co. Ltd., Class H	170,000	128,570

		15,733,894

Water Utilities — 0.0%
Aguas Andinas SA, Class A	306,069	102,646
American Water Works Co., Inc.	2,012	244,841
Guangdong Investment Ltd.	540,000	1,122,372

		1,469,859

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	140,000	852,725
America Movil SAB de CV	42,056	25,407
Axiata Group Bhd	311,800	284,291
Bharti Airtel Ltd.(g)	550,618	3,749,778
China Mobile Ltd.	1,407,000	11,310,958
China United Network Communications Ltd., Class A	235,700	172,236
DiGi.Com Bhd	326,100	350,277
Etihad Etisalat Co.(g)	80,664	595,813
Far EasTone Telecommunications Co. Ltd.	207,000	461,046
Global Telecom Holding SAE(d)(g)	201,938	62,825
Globe Telecom, Inc.	3,115	135,130
Intouch Holdings PCL, NVDR	261,400	428,326
KDDI Corp.	42,400	1,228,086
Maxis Bhd	127,400	161,872
Mobile Telecommunications Co. Saudi Arabia(g)	40,813	132,513
Mobile TeleSystems PJSC	787,976	3,408,562
Mobile TeleSystems PJSC, ADR	440,301	3,773,380
NTT DOCOMO, Inc.	173,400	5,110,310
Rogers Communications, Inc., Class B	306,106	12,820,848
SK Telecom Co. Ltd.	6,583	1,144,151
Taiwan Mobile Co. Ltd.	282,000	1,016,078
Tele2 AB, Class B	1,167,047	15,048,631
T-Mobile US, Inc.(g)	4,207	369,375

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri A/S	108,009	$215,172
Turkcell Iletisim Hizmetleri A/S, ADR	24,109	119,822
Vodacom Group Ltd.	14,104	93,760
Vodafone Group plc	4,240,117	5,981,428

		69,052,800

Total Common Stocks — 15.8% (Cost: $2,550,290,885)		2,510,197,320

	Par (000)

Corporate Bonds — 31.2%

Aerospace & Defense — 0.9%
Arconic, Inc.:
5.87%, 02/23/22	1,255	1,279,927
5.13%, 10/01/24	2,551	2,453,144
5.90%, 02/01/27	2,650	2,546,332
BAE Systems plc, 3.40%, 04/15/30(b)	1,443	1,561,952
Boeing Co. (The):
4.88%, 05/01/25	8,260	8,260,000
2.70%, 02/01/27	525	465,916
5.15%, 05/01/30	7,500	7,500,000
3.75%, 02/01/50	150	119,899
5.81%, 05/01/50	13,020	13,020,000
5.93%, 05/01/60	11,910	11,910,000
Bombardier, Inc.(b):
8.75%, 12/01/21	5,158	4,291,456
5.75%, 03/15/22	3,344	2,508,000
6.13%, 01/15/23	102	72,930
7.50%, 12/01/24	650	431,990
7.50%, 03/15/25	2,871	1,851,795
7.88%, 04/15/27	3,609	2,336,827
BWX Technologies, Inc., 5.38%, 07/15/26(b)	3,016	3,080,090
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)	2,887	1,970,377
General Dynamics Corp., 4.25%, 04/01/50	1,182	1,527,225
Howmet Aerospace, Inc., 6.88%, 05/01/25	2,520	2,569,807
Huntington Ingalls Industries, Inc., 3.84%, 05/01/25(b)	2,910	3,059,492
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	2,560	2,497,024
L3Harris Technologies, Inc., 3.83%, 04/27/25	1,165	1,251,947
Moog, Inc., 4.25%, 12/15/27(b)	1,005	942,188
Rockwell Collins, Inc.:
3.50%, 03/15/27	750	801,673
4.35%, 04/15/47	1,025	1,238,879
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26	1,270	1,171,575
4.00%, 03/01/28	2,736	2,325,600
SSL Robotics LLC, 9.75%, 12/31/23(b)	600	637,200
TransDigm UK Holdings plc, 6.88%, 05/15/26	1,730	1,479,150
TransDigm, Inc.:
6.50%, 07/15/24	500	461,875
8.00%, 12/15/25(b)	5,616	5,840,640
6.25%, 03/15/26(b)	35,406	34,653,622
6.38%, 06/15/26	952	814,722
7.50%, 03/15/27	3,005	2,735,452
5.50%, 11/15/27(b)	2,985	2,522,325
Triumph Group, Inc., 6.25%, 09/15/24(b)	475	375,250

Security		Par (000)	Value

Aerospace & Defense (continued)
United Technologies Corp.:
3.65%, 08/16/23	USD	90	$97,267
4.13%, 11/16/28		1,550	1,798,994
4.50%, 06/01/42		1,300	1,653,074
4.05%, 05/04/47		300	367,277
4.63%, 11/16/48		1,025	1,373,859

			137,856,752

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.80%, 05/15/25		2,900	3,106,278
3.10%, 08/05/29		1,825	1,846,630
4.25%, 05/15/30		7,051	7,698,835
4.55%, 04/01/46		300	320,971
XPO Logistics, Inc.(b):
6.50%, 06/15/22		858	861,432
6.75%, 08/15/24		454	467,438
6.25%, 05/01/25		160	162,000

			14,463,584

Airlines — 0.0%
Avianca Holdings SA, 9.00%, 05/10/23(b)		3,100	527,000
Delta Air Lines, Inc., 3.40%, 04/19/21		2,000	1,918,317
Southwest Airlines Co., 2.65%, 11/05/20		1,000	996,905

			3,442,222

Auto Components — 0.4%
Adient US LLC(b):
9.00%, 04/15/25		105	109,462
7.00%, 05/15/26		1,400	1,393,000
Allison Transmission, Inc.(b):
5.00%, 10/01/24		655	628,800
5.88%, 06/01/29		5,044	4,890,309
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		318	265,530
6.25%, 04/01/25		490	373,135
6.50%, 04/01/27		350	263,375
Dealer Tire LLC, 8.00%, 02/01/28(b)		1,988	1,389,115
Faurecia SE, 2.63%, 06/15/25	EUR	300	308,208
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	USD	615	576,194
Icahn Enterprises LP:
6.25%, 02/01/22		660	666,600
6.75%, 02/01/24		6,472	6,488,180
4.75%, 09/15/24		2,616	2,460,400
6.38%, 12/15/25		5,379	5,298,315
6.25%, 05/15/26		7,358	7,230,118
5.25%, 05/15/27		2,504	2,378,825
IHO Verwaltungs GmbH(i):
4.75%, (4.75% Cash or 5.50% PIK), 09/15/26(b)		600	510,000
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(j)	EUR	906	881,642
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(b)	USD	200	172,000
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	2,746	2,775,991
6.25%, 05/15/26(b)	USD	9,445	9,506,392
8.50%, 05/15/27(b)		9,909	8,397,878
Schaeffler AG, 1.13%, 03/26/22	EUR	200	210,557
ZF Europe Finance BV:
1.25%, 10/23/23		200	198,738
2.00%, 02/23/26		1,200	1,168,724
2.50%, 10/23/27		900	877,237

			59,418,725

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles — 0.1%
BMW US Capital LLC, 3.80%, 04/06/23(b)	USD	1,500	$1,563,781
Ford Motor Co.:
8.50%, 04/21/23		515	507,919
9.00%, 04/22/25		640	623,200
4.35%, 12/08/26		59	46,757
9.63%, 04/22/30		135	134,496
4.75%, 01/15/43		2,544	1,621,800
5.29%, 12/08/46		404	273,965
General Motors Co., 6.25%, 10/02/43		400	350,132
Jaguar Land Rover Automotive plc(b):
5.63%, 02/01/23		150	122,250
4.50%, 10/01/27		450	277,875
Renault SA, 1.25%, 06/24/25	EUR	200	197,994
Tesla, Inc., 5.30%, 08/15/25(b)	USD	2,504	2,441,400
Volkswagen Group of America Finance LLC, 2.70%, 09/26/22(b)		200	200,767

			8,362,336

Banks — 4.8%
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.25%(a)(k)	EUR	1,200	1,141,529
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%(a)(k)	USD	630	578,025
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(a)(k)	EUR	7,190	7,806,516
Australia & New Zealand Banking Group Ltd.(a)(k):
(USD Swap Rate 5 Year + 5.17%), 6.75%(b)	USD	10,134	10,868,715
(USD Swap Rate 5 Year + 5.17%), 6.75%		2,062	2,211,495
Banco Bilbao Vizcaya Argentaria SA(a)(k):
(EUR Swap Annual 5 Year + 9.18%), 8.87%	EUR	3,400	3,774,923
(EUR Swap Annual 5 Year + 5.66%), 5.87%		200	204,011
(USD Swap Semi 5 Year + 3.87%), 6.13%	USD	19,000	16,672,500
Banco BPM SpA:
1.75%, 04/24/23	EUR	570	589,680
2.50%, 06/21/24		800	833,840
Banco Bradesco SA, 3.20%, 01/27/25(b)	USD	3,380	3,195,621
Banco de Sabadell SA(a):
(EUR Swap Annual 5 Year + 6.41%), 6.50%(k)	EUR	8,000	6,312,096
(EUR Swap Annual 5 Year + 6.05%), 6.12%(k)		800	631,864
(EUR Swap Annual 5 Year + 2.20%), 2.00%, 01/17/30		900	735,057
Banco Espirito Santo SA(g)(l):
4.75%, 01/15/18		1,500	263,004
2.63%, 05/08/18		800	140,269
4.00%, 01/21/19		5,400	946,814
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	5,084	4,872,696
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%), 6.75%(a)(k)	EUR	7,500	8,140,138
(EUR Swap Annual 5 Year + 4.53%), 4.37%(a)(k)		5,800	5,513,769
3.31%, 06/27/29	USD	1,000	1,042,991
Bancolombia SA, 3.00%, 01/29/25		2,355	2,179,859
Bank Leumi Le-Israel BM, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 01/29/31(a)(b)		5,188	4,789,173

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.:
2.50%, 10/21/22	USD	920	$937,416
3.30%, 01/11/23		1,900	1,991,369
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		1,015	1,042,654
(LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/23(a)		5,165	5,337,779
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(a)		1,400	1,492,687
Series L, 3.95%, 04/21/25		3,150	3,392,306
4.45%, 03/03/26		3,950	4,359,828
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		6,550	7,029,934
(LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/30(a)		1,950	2,031,680
(SOFR + 2.15%), 2.59%, 04/29/31(a)		3,915	4,017,414
Series L, 4.75%, 04/21/45		375	456,574
(LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/48(a)		225	273,515
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(k)		4,755	4,469,700
Bank of Ireland Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(a)		600	572,448
Bankia SA(a)(k):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	7,400	6,785,757
(EUR Swap Annual 5 Year + 6.22%), 6.37%		3,600	3,295,111
Barclays plc:
3.20%, 08/10/21	USD	1,310	1,323,936
(USD Swap Semi 5 Year + 6.77%), 7.88%(a)(k)		10,853	10,744,470
(USD Swap Semi 5 Year + 4.84%), 7.75%(a)(k)		18,490	17,842,850
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(a)(k)		2,900	2,892,750
4.38%, 09/11/24		1,400	1,444,622
(LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/25(a)		805	838,811
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%(a)(k)	GBP	3,026	3,506,347
5.20%, 05/12/26	USD	400	430,228
4.84%, 05/09/28		2,350	2,472,612
(LIBOR USD 3 Month + 3.05%), 5.09%, 06/20/30(a)		950	1,030,291
BBVA Bancomer SA, 6.75%, 09/30/22(b)		1,800	1,867,500
BNP Paribas SA:
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(k)		13,792	14,033,360
(EUR Swap Annual 5 Year + 5.23%), 6.12%(a)(k)	EUR	3,900	4,348,607
(USD Swap Rate 5 Year + 4.15%), 6.63%(a)(k)	USD	3,000	2,981,250
3.38%, 01/09/25(b)		1,550	1,616,306
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%(a)(b)(k)		6,785	5,665,475
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(b)		1,450	1,546,193
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(a)(k)		2,225	1,921,148
CaixaBank SA(a)(k):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	6,800	7,004,673
(EUR Swap Annual 5 Year + 4.50%), 5.25%		4,600	4,045,330

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Capital One Bank USA NA, (SOFR + 0.62%), 2.01%, 01/27/23(a)	USD	2,480	$2,454,177
Capital One NA, 2.15%, 09/06/22		2,265	2,257,210
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(a)(k)		1,205	1,209,142
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%(a)(k)		630	572,709
CIT Group, Inc.:
5.00%, 08/15/22		1,200	1,182,000
5.00%, 08/01/23		4,388	4,294,843
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		135	138,163
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		1,000	1,023,685
Series U, (SOFR + 3.81%), 5.00%(a)(k)		22,425	20,391,165
4.45%, 09/29/27		4,825	5,285,500
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		1,275	1,377,070
(SOFR + 1.42%), 2.98%, 11/05/30(a)		1,425	1,460,694
(SOFR + 1.15%), 2.67%, 01/29/31(a)		1,775	1,785,782
Citizens Bank NA:
3.25%, 02/14/22		1,305	1,334,245
3.70%, 03/29/23		460	481,935
Cooperatieve Rabobank UA:
(EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(k)	EUR	2,000	2,229,055
3.88%, 02/08/22	USD	3,500	3,645,637
3.88%, 09/26/23(b)		415	440,625
(EUR Swap Annual 5 Year + 4.10%), 4.62%(a)(k)	EUR	200	218,484
Credit Agricole SA:
(EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(k)		6,920	7,580,431
(USD Swap Semi 5 Year + 4.90%), 7.88%(a)(b)(k)	USD	8,900	9,456,250
2.38%, 01/22/25(b)		1,550	1,579,693
(USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(k)		26,568	29,490,480
3.25%, 01/14/30(b)		825	835,168
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 09/15/22		270	280,580
3.80%, 06/09/23		1,200	1,256,037
Danske Bank A/S(a):
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(b)		1,015	1,017,181
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(k)		24,620	24,066,050
Discover Bank:
3.35%, 02/06/23		885	897,807
2.45%, 09/12/24		250	245,031
(USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(a)		1,250	1,268,000
DNB Bank ASA(a)(k):
(USD Swap Semi 5 Year + 5.08%), 6.50%		4,600	4,634,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.88%		2,000	1,877,500
Emirates NBD Bank PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(k)		5,235	4,943,803
Erste Group Bank AG(a)(k):
(EUR Swap Annual 5 Year + 9.02%), 8.87% EUR		3,200	3,615,078
(EUR Swap Annual 5 Year + 6.20%), 6.50%		2,800	3,076,051

Security		Par (000)	Value

Banks (continued)
Fifth Third Bancorp, 2.60%, 06/15/22	USD	700	$712,818
Fifth Third Bank, 1.80%, 01/30/23		2,050	2,067,447
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%(a)(k)		13,674	13,708,185
(EUR Swap Annual 5 Year + 4.38%), 5.25%(a)(k)	EUR	3,600	3,890,815
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	USD	2,300	2,358,434
3.60%, 05/25/23		2,500	2,622,591
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29(a)		1,175	1,328,576
5.25%, 03/14/44		1,000	1,274,640
Huntington National Bank (The):
3.13%, 04/01/22		695	717,007
1.80%, 02/03/23		2,190	2,217,136
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		2,650	2,877,734
ING Groep NV(a)(k):
(USD Swap Rate 5 Year + 4.20%), 6.75%		14,752	14,456,960
(USD Swap Semi 5 Year + 4.45%), 6.50%		1,000	991,500
Intesa Sanpaolo SpA:
5.02%, 06/26/24(b)		1,500	1,499,572
5.71%, 01/15/26(b)		1,000	1,021,717
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(k)	EUR	6,505	7,134,849
Series XR, 4.00%, 09/23/29(b)	USD	925	909,027
Itau Unibanco Holding SA, 3.25%, 01/24/25(b)		3,245	3,147,650
JPMorgan Chase & Co.:
3.25%, 09/23/22		600	627,871
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)		1,300	1,341,077
3.38%, 05/01/23		1,680	1,759,199
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		1,335	1,410,538
3.63%, 05/13/24		200	215,568
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		940	1,003,589
(SOFR + 1.16%), 2.30%, 10/15/25(a)		350	357,281
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		4,075	4,453,420
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(a)		1,900	2,114,744
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)		3,250	3,593,730
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		775	875,555
5.63%, 08/16/43		1,125	1,554,169
4.95%, 06/01/45		2,175	2,758,070
Series W, (LIBOR USD 3 Month + 1.00%), 2.69%, 05/15/47(a)		26,321	20,363,110
KBC Group NV, (EUR Swap Annual 5 Year + 4.69%), 4.75%(a)(k)	EUR	5,000	5,451,854
Lloyds Bank plc, 2.25%, 08/14/22	USD	1,500	1,518,214
Lloyds Banking Group plc:
3.00%, 01/11/22		1,000	1,015,942
(USD Swap Semi 5 Year + 4.50%), 7.50%(a)(k)		3,975	3,935,250
4.58%, 12/10/25		2,750	2,972,842
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%(a)(k)		7,290	7,034,850
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(k)		31,745	30,633,925
Macquarie Group Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(k)		1,680	1,621,200

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	USD	685	$702,117
3.22%, 03/07/22		1,200	1,232,409
2.67%, 07/25/22		395	402,728
3.76%, 07/26/23		815	862,493
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(a)(k)		4,045	3,823,215
National Securities Clearing Corp., 1.50%, 04/23/25(b)		1,534	1,541,886
National Westminster Bank plc(a)(k):
Series C, (LIBOR USD 3 Month + 0.25%), 1.86%		2,100	1,732,500
Series A, (LIMEAN USD 6 Month + 0.25%), 2.06%		380	313,500
Series B, (LIBOR USD 6 Month + 0.25%), 1.87%		500	412,500
Nordea Bank Abp(a)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)		30,525	30,715,781
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%		3,392	3,413,200
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30		1,850	1,893,162
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.88%(a)(k)		630	586,294
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(a)(k)		5,425	5,177,512
(USD Swap Semi 5 Year + 7.60%), 8.62%(a)(k)		26,358	26,885,160
3.88%, 09/12/23		595	623,953
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25(a)		1,000	1,059,024
(LIBOR USD 3 Month + 1.87%), 4.44%, 05/08/30(a)		1,700	1,899,256
Santander Holdings USA, Inc.:
4.45%, 12/03/21		700	720,510
3.70%, 03/28/22		425	430,423
Santander UK Group Holdings plc:
2.88%, 08/05/21		2,500	2,529,769
3.57%, 01/10/23		3,825	3,897,483
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		250	256,007
(GBP Swap 5 Year + 5.79%), 6.75%(a)(k)	GBP	5,825	6,768,002
Santander UK plc:
3.75%, 11/15/21	USD	990	1,016,922
2.10%, 01/13/23		315	317,165
4.00%, 03/13/24		600	646,040
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(k)		3,200	3,293,000
Skandinaviska Enskilda Banken AB:
(USD Swap Semi 5 Year + 3.85%), 5.75%(a)(k)		4,800	4,791,600
(USD Swap Semi 5 Year + 3.49%), 5.63%(a)(k)		1,000	991,250
2.20%, 12/12/22(b)		1,710	1,742,496

Security		Par (000)	Value

Banks (continued)
Societe Generale SA(a)(k):
(EUR Swap Annual 5 Year + 5.54%), 6.75%	EUR	1,500	$1,644,387
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)	USD	3,565	3,480,331
(USD Swap Semi 5 Year + 6.24%), 7.38%		2,200	2,147,750
(USD Swap Semi 5 Year + 4.98%), 7.88%		6,732	6,601,534
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)		16,275	16,519,125
(USD Swap Rate 5 Year + 5.87%), 8.00%		3,783	3,839,745
Standard Chartered plc, (LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/26(a)(b)		1,325	1,318,559
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21		1,900	1,930,262
2.44%, 10/19/21		595	603,276
2.85%, 01/11/22		930	944,671
2.78%, 07/12/22		2,000	2,044,695
2.78%, 10/18/22		750	770,499
2.35%, 01/15/25		1,675	1,697,775
2.75%, 01/15/30		950	983,269
Svenska Handelsbanken AB, (USD Swap Semi 5 Year + 3.34%), 5.25%(a)(k)		2,000	1,981,500
TMB Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%(a)(k)		1,260	1,020,600
Truist Bank:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		535	540,683
2.45%, 08/01/22		1,190	1,215,316
1.25%, 03/09/23		2,300	2,295,242
UniCredit SpA(a):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(k)	EUR	3,793	3,844,817
(EUR Swap Annual 5 Year + 9.30%), 9.25%(k)		4,900	5,396,513
(EUR Swap Annual 5 Year + 6.39%), 6.62%(k)		3,600	3,491,378
(USD Swap Semi 5 Year + 5.18%), 8.00%(k)	USD	24,210	21,933,727
(EUR Swap Annual 5 Year + 4.93%), 5.38%(k)	EUR	1,000	893,966
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(k)		1,725	1,837,722
(EURIBOR Swap Rate 5 Year + 4.74%), 4.87%, 02/20/29		600	659,516
Unione di Banche Italiane SpA, (EUR Swap Annual 5 Year + 5.75%), 5.87%, 03/04/29(a)		300	342,799
US Bancorp, 3.00%, 07/30/29	USD	950	996,926
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 1.72%, 01/15/27(a)		2,055	1,758,124
Wells Fargo & Co.:
3.50%, 03/08/22		3,000	3,109,325
3.07%, 01/24/23		290	297,143
3.75%, 01/24/24		475	506,973
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		2,650	2,847,647
4.65%, 11/04/44		1,425	1,671,089
4.40%, 06/14/46		1,225	1,380,505
4.75%, 12/07/46		1,000	1,185,525
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51(a)		800	1,050,270
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(a)(k)		15,455	14,969,473
Woori Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%(a)(k)		1,260	1,184,400

			757,552,347

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages — 0.3%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36	USD	5,250	$5,876,502
4.90%, 02/01/46		2,300	2,653,719
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25		1,100	1,224,738
4.75%, 01/23/29		2,950	3,412,789
3.50%, 06/01/30		8,578	9,190,677
4.44%, 10/06/48		350	380,621
4.75%, 04/15/58		675	759,482
5.80%, 01/23/59		575	758,172
Central American Bottling Corp., 5.75%, 01/31/27(b)		5,119	5,010,221
Constellation Brands, Inc.:
2.70%, 05/09/22		2,000	2,033,159
2.65%, 11/07/22		2,000	2,038,719
2.88%, 05/01/30		4,241	4,311,193
3.75%, 05/01/50		3,032	3,083,222
Cott Holdings, Inc., 5.50%, 04/01/25(b)		500	502,500
Diageo Capital plc:
2.00%, 04/29/30		1,960	1,955,831
2.13%, 04/29/32		820	821,779
Embotelladora Andina SA, 3.95%, 01/21/50(b)		1,545	1,481,269
Keurig Dr Pepper, Inc., 4.06%, 05/25/23		1,470	1,575,869
PepsiCo, Inc., 3.63%, 03/19/50		875	1,055,969
Sunshine Mid BV, 6.50%, 05/15/26	EUR	500	530,939

			48,657,370

Biotechnology — 0.1%
AbbVie, Inc.:
2.50%, 05/14/20	USD	520	520,192
3.38%, 11/14/21		365	376,986
2.15%, 11/19/21(b)		720	729,248
2.90%, 11/06/22		2,310	2,401,938
2.30%, 11/21/22(b)		1,960	2,008,760
3.75%, 11/14/23		288	309,937
3.60%, 05/14/25		2,425	2,636,254
2.95%, 11/21/26(b)		345	364,129
3.20%, 11/21/29(b)		1,500	1,593,685
4.40%, 11/06/42		1,875	2,186,802
4.88%, 11/14/48		1,350	1,654,959
4.25%, 11/21/49(b)		350	403,535
Amgen, Inc.:
2.13%, 05/01/20		730	730,000
2.65%, 05/11/22		1,000	1,028,297
Baxalta, Inc., 5.25%, 06/23/45		225	315,872
Biogen, Inc., 3.63%, 09/15/22		600	633,903
Gilead Sciences, Inc.:
2.50%, 09/01/23		650	681,164
4.50%, 02/01/45		1,100	1,418,980
4.75%, 03/01/46		675	911,955
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(b)		1,200	1,248,000

			22,154,596

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		3,101	3,046,732
Builders FirstSource, Inc.(b):
6.75%, 06/01/27		1,202	1,238,060
5.00%, 03/01/30		880	755,128
Carrier Global Corp.(b):
1.92%, 02/15/23		425	427,661
2.24%, 02/15/25		1,275	1,265,641
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		1,173	1,141,681
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		1,000	947,500

Security		Par (000)	Value

Building Products (continued)
JELD-WEN, Inc., 6.25%, 05/15/25(b)	USD	902	$912,148
Masonite International Corp., 5.38%, 02/01/28(b)		2,239	2,132,648
PGT Innovations, Inc., 6.75%, 08/01/26(b)		310	306,032
Standard Industries, Inc.:
5.50%, 02/15/23(b)		13	13,000
5.38%, 11/15/24(b)		2,930	2,937,325
6.00%, 10/15/25(b)		2,847	2,932,410
2.25%, 11/21/26	EUR	1,219	1,137,312
5.00%, 02/15/27(b)	USD	350	350,875
4.75%, 01/15/28(b)		625	611,375
Summit Materials LLC:
6.13%, 07/15/23		400	400,380
6.50%, 03/15/27(b)		445	440,550

			20,996,458

Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28(b)		270	238,456
Ameriprise Financial, Inc.:
3.00%, 03/22/22		750	774,468
3.00%, 04/02/25		350	369,057
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23		1,020	1,037,945
Brookfield Finance, Inc., 4.35%, 04/15/30		1,479	1,569,899
Credit Suisse AG:
3.00%, 10/29/21		580	594,775
2.80%, 04/08/22		780	798,488
3.63%, 09/09/24		1,600	1,716,333
Credit Suisse Group AG(a):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)(k)		7,320	7,383,025
(USD Swap Semi 5 Year + 4.60%), 7.50%(k)		700	739,375
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)(k)		40,534	41,547,350
(USD Swap Semi 5 Year + 3.46%), 6.25%(k)		600	615,000
(SOFR + 1.56%), 2.59%, 09/11/25(b)		1,725	1,721,491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)(k)		9,970	9,820,450
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%(b)(k)		1,080	966,600
Deutsche Bank AG(a):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.52%), 6.00%(k)		8,400	6,090,000
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28		1,200	1,081,037
(USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32		700	627,970
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	819,000
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 0.78%), 1.54%, 10/31/22(a)		280	275,743
3.63%, 01/22/23		1,690	1,772,607
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%(a)(k)		12,030	12,225,488
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(k)		6,755	6,248,375
3.75%, 02/25/26		2,725	2,936,307
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		2,075	2,303,464
6.75%, 10/01/37		650	887,730
5.15%, 05/22/45		1,125	1,366,939
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,597	1,633,931

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Intercontinental Exchange, Inc.:
3.10%, 09/15/27	USD	1,025	$1,110,587
4.25%, 09/21/48		250	322,182
LPL Holdings, Inc.(b):
5.75%, 09/15/25		153	150,705
4.63%, 11/15/27		765	730,575
Moody’s Corp.:
2.75%, 12/15/21		185	188,552
2.63%, 01/15/23		255	262,410
Morgan Stanley:
3.13%, 01/23/23		1,400	1,456,189
Series F, 3.88%, 04/29/24		1,300	1,402,209
(SOFR + 1.99%), 2.19%, 04/28/26(a)		845	855,331
3.95%, 04/23/27		1,625	1,735,754
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		3,050	3,307,413
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		2,325	2,689,123
(SOFR + 1.14%), 2.70%, 01/22/31(a)		1,150	1,175,126
(SOFR + 3.12%), 3.62%, 04/01/31(a)		1,225	1,344,345
MSCI, Inc.(b):
5.75%, 08/15/25		430	449,178
4.75%, 08/01/26		641	670,024
5.38%, 05/15/27		1,755	1,891,013
4.00%, 11/15/29		838	876,204
3.63%, 09/01/30		1,461	1,479,263
Nasdaq, Inc., 3.25%, 04/28/50		3,323	3,333,342
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,192,250
SURA Asset Management SA, 4.88%, 04/17/24(b)		4,419	4,510,142
UBS Group AG:
(USD Swap Rate 5 Year + 5.50%), 6.87%(a)(k)		10,865	10,905,744
(EUR Swap Annual 5 Year + 5.29%), 5.75%(a)(k)	EUR	4,584	5,186,636
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(b)	USD	3,170	3,234,270
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(k)		5,325	5,444,812
(USD Swap Semi 5 Year + 4.87%), 7.00%(a)(k)		18,595	19,943,138
6.87%(k)		5,176	5,350,690
(LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/30(a)(b)		1,100	1,146,951

			193,505,461

Chemicals — 0.6%
Air Products and Chemicals, Inc.:
1.50%, 10/15/25		480	484,269
2.05%, 05/15/30		750	762,603
2.80%, 05/15/50		3,345	3,408,812
Ashland LLC, 4.75%, 08/15/22(e)		93	97,089
Ashland Services BV, 2.00%, 01/30/28	EUR	1,120	1,146,040
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(i)	USD	2,725	2,561,943
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		10,098	9,591,080
Blue Cube Spinco LLC:
9.75%, 10/15/23		1,783	1,858,777
10.00%, 10/15/25		6,427	6,810,692
Braskem Idesa SAPI, 7.45%, 11/15/29(b)		1,900	1,389,850
CeramTec BondCo GmbH, 5.25%, 12/15/25	EUR	300	286,346
CF Industries, Inc., 4.95%, 06/01/43	USD	1,075	1,098,510
Chemours Co. (The):
6.63%, 05/15/23		2,341	2,188,835
7.00%, 05/15/25		326	306,342

Security		Par (000)	Value

Chemicals (continued)
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20	USD	10,997	$10,997,533
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	269,500
CVR Partners LP, 9.25%, 06/15/23(b)		350	307,639
Dow Chemical Co. (The):
4.38%, 11/15/42		325	347,496
5.55%, 11/30/48		225	285,666
DuPont de Nemours, Inc.:
2.17%, 05/01/23		1,155	1,162,705
5.32%, 11/15/38		375	455,572
5.42%, 11/15/48		250	323,115
Ecolab, Inc.:
2.38%, 08/10/22		200	207,437
4.80%, 03/24/30		1,252	1,539,930
Element Solutions, Inc., 5.88%, 12/01/25(b)		7,692	7,620,849
FXI Holdings, Inc., 7.88%, 11/01/24(b)		395	288,350
Gates Global LLC, 6.25%, 01/15/26(b)		3,043	2,769,465
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		1,931	1,858,588
INEOS Group Holdings SA, 5.63%, 08/01/24(b)		400	389,000
LYB International Finance III LLC:
2.88%, 05/01/25		1,250	1,264,544
4.20%, 10/15/49		125	127,608
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	600	609,841
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		807	842,756
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	311	279,123
OCI NV:
5.00%, 04/15/23	EUR	520	568,132
6.63%, 04/15/23(b)	USD	200	200,031
3.13%, 11/01/24	EUR	400	425,628
5.25%, 11/01/24(b)	USD	660	650,205
Olin Corp.:
5.50%, 08/15/22		1,214	1,235,245
5.13%, 09/15/27		500	456,700
Pearl Holding III Ltd., 9.50%, 12/11/22		1,200	513,000
Phosagro OAO, 3.05%, 01/23/25(b)		4,047	4,001,471
PolyOne Corp., 5.25%, 03/15/23		400	416,000
PQ Corp.(b):
6.75%, 11/15/22		859	866,516
5.75%, 12/15/25		6,909	6,773,584
Rain CII Carbon LLC, 7.25%, 04/01/25(b)		400	342,400
Rock International Investment, Inc., 6.63%, 03/27/20(g)(l)		2,883	1,209,171
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29		695	677,625
Sherwin-Williams Co. (The):
3.45%, 06/01/27		770	827,625
4.50%, 06/01/47		150	181,337
SPCM SA, 4.88%, 09/15/25(b)		400	404,000
Syngenta Finance NV, 3.38%, 04/16/26	EUR	422	474,921
Tronox, Inc.(b):
6.50%, 05/01/25	USD	165	166,031
6.50%, 04/15/26		500	452,500
Valvoline, Inc., 4.25%, 02/15/30(b)		2,123	2,064,618
W.R. Grace & Co.(b):
5.13%, 10/01/21		4,502	4,524,510
5.63%, 10/01/24		2,303	2,308,758
Yingde Gases Investment Ltd., 6.25%, 01/19/23(b)		630	617,400

			94,295,313

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies — 0.5%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	290	$359,760
ADT Security Corp. (The):
6.25%, 10/15/21	USD	925	951,270
3.50%, 07/15/22		902	879,450
4.13%, 06/15/23		737	733,315
4.88%, 07/15/32(b)		8,259	7,350,510
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		12,768	13,126,781
9.75%, 07/15/27		4,190	4,231,900
APX Group, Inc.:
7.88%, 12/01/22		3,621	3,459,540
8.50%, 11/01/24(b)		414	380,880
6.75%, 02/15/27(b)		235	199,750
Aramark Services, Inc.:
5.00%, 04/01/25(b)		383	373,425
6.38%, 05/01/25(b)		1,537	1,598,480
4.75%, 06/01/26		350	334,250
Brink’s Co. (The), 4.63%, 10/15/27(b)		425	397,375
Cimpress plc, 7.00%, 06/15/26(b)		155	112,545
Clean Harbors, Inc.(b):
4.88%, 07/15/27		3,523	3,637,498
5.13%, 07/15/29		250	254,375
Garda World Security Corp.(b):
4.63%, 02/15/27		2,028	1,951,950
9.50%, 11/01/27		1,436	1,436,000
GFL Environmental, Inc.(b):
4.25%, 06/01/25		535	537,675
7.00%, 06/01/26		2,252	2,344,557
5.13%, 12/15/26		4,206	4,374,240
8.50%, 05/01/27		3,028	3,304,124
IAA, Inc., 5.50%, 06/15/27(b)		3,513	3,505,271
Intrum AB:
3.50%, 07/15/26	EUR	952	792,869
3.00%, 09/15/27		500	403,090
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	1,875	1,596,938
Mobile Mini, Inc., 5.88%, 07/01/24		4,773	4,822,162
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21		100	98,875
5.00%, 02/01/25		762	735,330
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		1,494	1,463,657
5.75%, 04/15/26		5,657	5,573,842
6.25%, 01/15/28		885	785,260
Republic Services, Inc., 2.30%, 03/01/30		600	604,808
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		1,068	1,078,680
SPIE SA, 2.63%, 06/18/26	EUR	800	844,271
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		1,004	1,095,841
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		700	724,905
Tuspark Forward Ltd., 7.95%, 08/15/21	USD	600	360,000
Verisure Holding AB:
3.50%, 05/15/23	EUR	1,205	1,304,521
(EURIBOR 3 Month + 5.00%), 5.00%, 04/15/25(a)		346	383,904
Verisure Midholding AB, 5.75%, 12/01/23		929	975,144
Waste Management, Inc., 3.45%, 06/15/29	USD	700	795,312
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		3,036	3,005,640

			83,279,970

Communications Equipment — 0.1%
CommScope Technologies LLC(b):
6.00%, 06/15/25		800	711,920
5.00%, 03/15/27		180	154,350

Security		Par (000)	Value

Communications Equipment (continued)
CommScope, Inc.(b):
5.50%, 03/01/24	USD	3,692	$3,692,000
5.50%, 06/15/24		325	287,625
6.00%, 03/01/26		1,109	1,111,772
Motorola Solutions, Inc., 4.60%, 05/23/29		1,775	2,015,821
Nokia OYJ:
3.38%, 06/12/22		395	397,963
4.38%, 06/12/27		380	385,700
6.63%, 05/15/39		2,016	2,152,080
ViaSat, Inc.(b):
5.63%, 09/15/25		500	470,000
5.63%, 04/15/27		6,610	6,510,850

			17,890,081

Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24		1,580	1,671,640
5.13%, 03/15/27		1,650	1,673,100
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		1,313	795,703
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		1,800	1,476,000
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	790	831,093
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	3,391	2,509,340
China City Construction International Co. Ltd., 5.35%, 07/03/17(g)(l)	CNY	6,794	52,797
China Singyes Solar Technologies Holdings Ltd., 2.00%, (2.00% Cash or 6.00% PIK), 12/19/22(i)	USD	1,547	1,216,423
Delhi International Airport Ltd.:
6.45%, 06/04/29(b)		945	823,331
6.45%, 06/04/29		2,825	2,461,281
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(k)	EUR	1,600	1,566,276
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	630	500,850
Heathrow Finance plc:
4.75%, 03/01/24	GBP	200	247,054
4.13%, 09/01/29		1,071	1,244,046
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(k)	USD	1,500	1,481,719
Mexico City Airport Trust, 4.25%, 10/31/26(b)		5,101	4,593,451
Tutor Perini Corp., 6.88%, 05/01/25(b)		740	582,750
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		2,995	2,980,025

			26,706,879

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	300	301,016
Cemex SAB de CV:
3.13%, 03/19/26		800	718,330
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(a)(k)		450	481,899

			1,501,245

Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
4.50%, 05/15/21	USD	3,483	3,380,480
3.95%, 02/01/22		2,055	1,923,837
3.50%, 05/26/22		500	465,187
2.88%, 08/14/24		350	294,715
3.50%, 01/15/25		650	563,779
Ally Financial, Inc.:
5.75%, 11/20/25		975	999,375
8.00%, 11/01/31		10,996	13,442,610

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
American Express Co.:
3.70%, 11/05/21	USD	1,700	$1,754,563
2.75%, 05/20/22		900	922,080
3.40%, 02/27/23		840	879,115
American Honda Finance Corp.:
2.20%, 06/27/22		1,600	1,606,247
1.95%, 05/10/23		590	586,550
Capital One Financial Corp.:
3.45%, 04/30/21		1,800	1,825,793
3.20%, 01/30/23		420	427,616
3.90%, 01/29/24		1,100	1,146,048
3.75%, 04/24/24		400	414,738
Caterpillar Financial Services Corp.:
2.95%, 02/26/22		990	1,020,772
1.95%, 11/18/22		1,930	1,969,407
Credit Acceptance Corp., 6.63%, 03/15/26		1,404	1,263,600
Curo Group Holdings Corp., 8.25%, 09/01/25(b)		1,175	938,237
FCE Bank plc, 1.62%, 05/11/23	EUR	900	880,557
Ford Motor Credit Co. LLC:
3.20%, 01/15/21	USD	277	267,305
5.88%, 08/02/21		1,779	1,761,210
3.81%, 10/12/21		545	512,300
5.60%, 01/07/22		551	535,847
2.98%, 08/03/22		1,491	1,356,810
3.35%, 11/01/22		3,011	2,709,900
3.09%, 01/09/23		433	389,565
4.14%, 02/15/23		1,178	1,086,705
4.38%, 08/06/23		586	533,260
3.81%, 01/09/24		3,777	3,352,087
3.02%, 03/06/24	EUR	200	194,214
5.58%, 03/18/24	USD	2,500	2,350,000
4.06%, 11/01/24		200	174,000
1.36%, 02/07/25	EUR	200	178,340
4.13%, 08/04/25	USD	3,078	2,613,007
2.33%, 11/25/25	EUR	1,800	1,611,754
4.39%, 01/08/26	USD	2,800	2,439,500
2.39%, 02/17/26	EUR	200	178,213
General Motors Financial Co., Inc.:
4.20%, 03/01/21	USD	440	437,004
3.55%, 04/09/21		2,000	1,969,538
4.20%, 11/06/21		2,595	2,542,802
3.15%, 06/30/22		435	414,472
3.55%, 07/08/22		1,690	1,633,962
3.25%, 01/05/23		6,300	5,983,598
4.00%, 10/06/26		1,550	1,407,652
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(k)		4,364	3,534,840
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24(b)(i)		3,085	1,866,425
goeasy Ltd., 5.38%, 12/01/24(b)		995	883,062
John Deere Capital Corp.:
3.20%, 01/10/22		460	476,603
2.95%, 04/01/22		820	849,984
1.95%, 06/13/22		1,045	1,066,241
1.20%, 04/06/23		205	206,646
2.60%, 03/07/24		205	214,691
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(a)(k)		1,136	969,150
Manappuram Finance Ltd., 5.90%, 01/13/23		630	492,975
Muthoot Finance Ltd., 4.40%, 09/02/23		475	406,125

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp.:
5.00%, 10/26/20	USD	102	$100,015
6.63%, 07/26/21		160	159,200
6.50%, 06/15/22		645	624,038
7.25%, 09/25/23		628	601,310
6.13%, 03/25/24		2,821	2,595,320
5.88%, 10/25/24		600	546,000
6.75%, 06/15/26		2,820	2,545,050
5.00%, 03/15/27		1,450	1,220,900
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	861,131
PACCAR Financial Corp.:
2.65%, 05/10/22		1,200	1,232,710
1.90%, 02/07/23		505	511,310
Springleaf Finance Corp.:
7.75%, 10/01/21		250	248,750
6.13%, 05/15/22		800	790,000
5.63%, 03/15/23		630	598,500
6.13%, 03/15/24		1,885	1,761,891
6.88%, 03/15/25		3,615	3,418,705
7.13%, 03/15/26		8,474	7,986,745
6.63%, 01/15/28		3,075	2,713,688
5.38%, 11/15/29		649	538,793
Synchrony Financial, 2.85%, 07/25/22		370	359,868
Toyota Motor Credit Corp.:
2.65%, 04/12/22		300	307,528
2.90%, 03/30/23		350	366,867
Voyager Aviation Holdings LLC, 8.50%, 08/15/21(b)		790	647,800

			115,041,212

Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, (6.50% Cash or 0.00% PIK), 06/30/27(b)(i)		3,287	3,051,098
Ardagh Packaging Finance plc:
4.25%, 09/15/22(b)		500	502,650
6.00%, 02/15/25(b)		2,000	2,001,740
5.25%, 04/30/25(b)		2,017	2,072,427
2.13%, 08/15/26	EUR	500	526,172
4.13%, 08/15/26(b)	USD	4,003	3,902,925
4.75%, 07/15/27	GBP	1,268	1,542,028
5.25%, 08/15/27(b)	USD	1,163	1,129,564
Ball Corp.:
5.00%, 03/15/22		400	419,000
4.00%, 11/15/23		300	310,350
5.25%, 07/01/25		1,163	1,285,115
4.88%, 03/15/26		584	627,800
Berry Global, Inc.:
5.50%, 05/15/22		150	150,036
1.00%, 01/15/25	EUR	230	237,477
4.50%, 02/15/26(b)	USD	480	473,808
4.88%, 07/15/26(b)		3,529	3,604,653
Cascades, Inc.(b):
5.13%, 01/15/26		800	800,000
5.38%, 01/15/28		700	703,150
Crown Americas LLC:
4.50%, 01/15/23		750	768,900
4.75%, 02/01/26		8,826	9,068,715
4.25%, 09/30/26		4,926	4,936,098
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		368	402,960
Crown European Holdings SA:
0.75%, 02/15/23	EUR	300	314,783
3.38%, 05/15/25		289	330,097
Graphic Packaging International LLC, 3.50%, 03/15/28(b)	USD	942	892,545
Greif, Inc., 6.50%, 03/01/27(b)		495	495,000
International Paper Co., 4.35%, 08/15/48		900	1,019,304

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)	USD	2,675	$2,764,078
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	661	671,442
5.50%, 04/15/24(b)	USD	3,999	3,687,878
OI European Group BV, 2.88%, 02/15/25	EUR	566	583,346
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22	USD	350	353,500
5.88%, 08/15/23		450	454,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	312,480
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%), 4.72%, 07/15/21(a)		1,838	1,810,430
5.13%, 07/15/23		3,278	3,294,390
7.00%, 07/15/24		2,935	2,945,860
Sealed Air Corp., 5.25%, 04/01/23(b)		486	500,775
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	600	662,362
4.13%, 02/01/28(b)	USD	225	221,063
2.25%, 06/01/28	EUR	1,127	1,194,885
Trivium Packaging Finance BV(e):
3.75%, 08/15/26		1,234	1,324,219
5.50%, 08/15/26(b)	USD	6,430	6,590,750
8.50%, 08/15/27(b)		8,560	8,945,200
WRKCo, Inc., 3.75%, 03/15/25		1,425	1,505,617

			79,391,170

Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.(b):
5.88%, 05/15/26		2,451	2,426,490
4.00%, 01/15/28		3,424	3,248,760
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(b)(i)		1,080	1,026,000
Core & Main LP, 6.13%, 08/15/25(b)		7,968	7,649,280
Matalan Finance plc, 6.75%, 01/31/23	GBP	700	520,050
Performance Food Group, Inc., 5.50%, 10/15/27(b)	USD	355	337,257
Wolverine Escrow LLC(b):
8.50%, 11/15/24		1,944	1,365,660
9.00%, 11/15/26		1,422	985,872

			17,559,369

Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		4,210	4,125,800
Carriage Services, Inc., 6.63%, 06/01/26(b)		1,600	1,577,760
frontdoor, Inc., 6.75%, 08/15/26(b)		1,973	2,046,987
Graham Holdings Co., 5.75%, 06/01/26(b)		2,609	2,635,090
Laureate Education, Inc., 8.25%, 05/01/25(b)	.	592	604,728
Service Corp. International:
4.63%, 12/15/27		833	851,501
5.13%, 06/01/29		3,159	3,285,360
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		3,185	3,249,337
Sotheby’s, 7.38%, 10/15/27(b)		3,319	2,794,200

			21,170,763

Diversified Financial Services — 0.4%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	556	599,329
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)	EUR	267	269,290
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	2,355	2,760,985
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	USD	905	904,152
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		1,217	1,156,150

Security		Par (000)	Value

Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	1,470	$1,304,829
8.50%, 11/01/22	GBP	300	304,169
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20	USD	493	494,003
4.42%, 11/15/35		1,325	1,380,872
HBOS Capital Funding LP: 6.85%(k)		5,805	5,791,231
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(i)	EUR	2,056	2,118,965
MDGH — GMTN BV, 2.50%, 11/07/24(b)	USD	4,865	4,889,325
Motion Finco SARL, 7.00%, 05/15/25	EUR	896	981,882
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	4,924	4,388,367
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/22		2,380	2,410,113
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		3,375	2,140,425
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)	EUR	2,815	3,208,211
4.50%, 05/15/26		2,331	2,656,603
6.25%, 05/15/26(b)	USD	6,464	6,889,654
8.25%, 11/15/26(b)		5,282	5,730,970
Shell International Finance BV:
2.38%, 04/06/25		605	623,997
2.38%, 11/07/29		650	653,191
4.38%, 05/11/45		350	412,195
Verscend Escrow Corp., 9.75%, 08/15/26(b)		11,430	11,915,775

			63,984,683

Diversified Telecommunication Services — 1.6%
Altice France Holding SA:
8.00%, 05/15/27(b)	EUR	500	555,905
8.00%, 05/15/27		1,399	1,555,422
10.50%, 05/15/27(b)	USD	10,819	11,686,792
4.00%, 02/15/28	EUR	100	93,969
Altice France SA:
2.50%, 01/15/25		817	844,098
7.38%, 05/01/26(b)	USD	11,432	11,946,440
5.88%, 02/01/27	EUR	1,400	1,589,421
8.13%, 02/01/27(b)	USD	8,241	8,879,677
5.50%, 01/15/28(b)		5,133	5,169,444
AT&T, Inc.:
3.88%, 08/15/21		2,000	2,062,619
3.20%, 03/01/22		70	72,587
3.00%, 06/30/22		2,700	2,775,916
2.63%, 12/01/22		416	426,560
4.05%, 12/15/23(e)		1,000	1,084,428
3.95%, 01/15/25		600	649,973
4.35%, 03/01/29		2,025	2,275,541
4.50%, 05/15/35		1,975	2,211,039
5.35%, 09/01/40		200	240,833
5.15%, 03/15/42		950	1,137,355
5.15%, 11/15/46		925	1,110,431
5.45%, 03/01/47		1,300	1,648,061
4.50%, 03/09/48		525	600,595
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(g)(l)		1,000	10,000

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
CCO Holdings LLC(b):
4.00%, 03/01/23	USD	165	$166,171
5.13%, 05/01/23		800	810,248
5.88%, 04/01/24		1,000	1,027,500
5.38%, 05/01/25		400	410,175
5.50%, 05/01/26		800	832,088
5.13%, 05/01/27		5,442	5,650,701
5.88%, 05/01/27		630	656,106
5.00%, 02/01/28		1,891	1,941,466
5.38%, 06/01/29		9,388	9,904,434
4.75%, 03/01/30		5,510	5,604,772
4.50%, 08/15/30		7,924	8,025,427
4.50%, 05/01/32		9,525	9,462,492
CenturyLink, Inc.:
Series T, 5.80%, 03/15/22		1,000	1,023,937
Series W, 6.75%, 12/01/23		1,103	1,152,194
Series Y, 7.50%, 04/01/24		4,198	4,554,830
5.13%, 12/15/26(b)		7,951	7,533,573
4.00%, 02/15/27(b)		4,351	4,220,470
Series P, 7.60%, 09/15/39		3,087	3,152,074
Series U, 7.65%, 03/15/42		2,894	2,894,000
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		815	824,935
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(e)		400	591,538
Front Range BidCo, Inc.(b):
4.00%, 03/01/27		11,119	10,783,540
6.13%, 03/01/28		7,016	6,612,720
Frontier Communications Corp., 8.00%, 04/01/27(b)(g)(l)		12,539	12,786,018
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)		1,040	1,067,872
Koninklijke KPN NV(a): (EUR Swap Annual 5 Year + 2.34%), 2.03%(k)	EUR	1,200	1,253,393
(USD Swap Semi 10 Year + 5.21%), 7.00%, 03/28/73(b)	USD	200	207,000
Level 3 Financing, Inc.:
5.38%, 08/15/22		1,526	1,529,205
5.38%, 01/15/24		555	559,162
5.38%, 05/01/25		1,147	1,155,144
5.25%, 03/15/26		1,314	1,343,565
4.63%, 09/15/27(b)		2,587	2,563,199
Metropolitan Light Co. Ltd., 5.50%, 11/21/22(b)		395	393,519
Network i2i Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%(a)(k)		1,260	1,130,850
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(i)		1,160	852,238
Qualitytech LP, 4.75%, 11/15/25(b)		182	183,137
Qwest Corp., 6.75%, 12/01/21		500	523,046
Sable International Finance Ltd., 5.75%, 09/07/27(b)		1,375	1,368,125
SES GLOBAL Americas Holdings GP, 5.30%, 03/25/44(b)		300	276,502
Sprint Capital Corp.:
6.88%, 11/15/28		7,140	8,599,059
8.75%, 03/15/32		4,287	6,023,235
TDC A/S, 6.87%, 02/23/23(e)	GBP	200	259,472
Telecom Argentina SA, 6.50%, 06/15/21(b)	USD	6,992	6,327,760
Telecom Italia Capital SA:
6.38%, 11/15/33		1,141	1,229,542
6.00%, 09/30/34		5,498	5,695,378
7.20%, 07/18/36		85	95,395
7.72%, 06/04/38		154	178,640
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	610	933,169

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA:
1.13%, 03/26/22(m)	EUR	300	$316,042
4.00%, 04/11/24		1,478	1,686,685
5.30%, 05/30/24(b)	USD	2,295	2,384,023
2.75%, 04/15/25	EUR	1,406	1,533,061
3.00%, 09/30/25		300	332,865
Telefonica Emisiones SA, 4.67%, 03/06/38	USD	1,575	1,756,046
Telesat Canada(b):
4.88%, 06/01/27		3,667	3,611,995
6.50%, 10/15/27		495	465,647
Verizon Communications, Inc.:
2.95%, 03/15/22		1,050	1,092,370
5.15%, 09/15/23		626	711,311
3.88%, 02/08/29		3,455	3,982,940
4.27%, 01/15/36		5,275	6,327,409
3.85%, 11/01/42		500	594,656
4.86%, 08/21/46		1,400	1,899,904
4.52%, 09/15/48		475	626,125
4.00%, 03/22/50		775	965,382
Virgin Media Finance plc(b):
6.00%, 10/15/24		300	303,750
5.75%, 01/15/25		4,441	4,486,742
Virgin Media Secured Finance plc:
5.50%, 08/15/26(b)		500	516,075
4.88%, 01/15/27	GBP	945	1,181,301
5.00%, 04/15/27		600	755,700
6.25%, 03/28/29		939	1,234,819
5.50%, 05/15/29(b)	USD	5,033	5,225,261
Ypso Finance Bis SA, 6.00%, 02/15/28(b)		2,918	2,654,796

			247,641,027

Electric Utilities — 0.8%
1MDB Energy Ltd., 5.99%, 05/11/22		5,700	5,642,999
AEP Transmission Co. LLC, 3.15%, 09/15/49		525	578,412
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		270	286,219
American Electric Power Co., Inc., Series I, 3.65%, 12/01/21		430	444,287
Baltimore Gas & Electric Co., 3.20%, 09/15/49		725	792,185
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	904	966,992
4.13%, 08/01/25		935	1,004,814
DPL, Inc., 7.25%, 10/15/21	USD	73	73,493
Drax Finco plc, 6.63%, 11/01/25(b)		450	459,000
DTE Electric Co., Series A, 4.05%, 05/15/48		675	844,096
Duke Energy Carolinas LLC:
3.35%, 05/15/22		1,700	1,777,073
6.05%, 04/15/38		925	1,344,374
3.70%, 12/01/47		750	903,127
3.20%, 08/15/49		1,100	1,237,064
Duke Energy Corp.:
3.95%, 10/15/23		470	504,303
3.75%, 04/15/24		1,160	1,262,185
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(a)(k)		30,400	30,096,000
Duke Energy Florida LLC:
2.50%, 12/01/29		2,225	2,383,298
3.85%, 11/15/42		300	348,894
Duke Energy Progress LLC, 3.45%, 03/15/29		1,350	1,533,661
Enel Americas SA, 4.00%, 10/25/26		4,668	4,773,030
Eversource Energy:
2.50%, 03/15/21		1,000	1,008,215
2.80%, 05/01/23		690	711,418

31

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Exelon Corp.:
2.45%, 04/15/21	USD	805	$811,135
3.95%, 06/15/25		1,025	1,132,548
4.70%, 04/15/50		250	321,617
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22		464	473,380
Series B, 3.90%, 07/15/27		1,200	1,320,945
2.65%, 03/01/30		950	965,848
Series C, 4.85%, 07/15/47		425	548,323
Series C, 3.40%, 03/01/50		500	532,462
Florida Power & Light Co.:
3.70%, 12/01/47		875	1,080,606
3.15%, 10/01/49		650	746,568
Greenko Investment Co., 4.88%, 08/16/23		2,238	1,997,415
Huachen Energy Co. Ltd., 6.63%, 05/18/20(g)(l)		901	354,206
Kallpa Generacion SA, 4.88%, 05/24/26		4,804	4,899,089
MidAmerican Energy Co.:
3.65%, 04/15/29		825	959,090
4.25%, 07/15/49		1,175	1,570,436
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		3,063	2,886,878
Naturgy Finance BV(a)(k):
(EUR Swap Annual 8 Year + 3.35%), 4.13%	EUR	1,800	2,002,118
(EUR Swap Annual 9 Year + 3.08%), 3.37%		200	218,074
NextEra Energy Capital Holdings, Inc.:
2.90%, 04/01/22	USD	780	805,775
2.75%, 05/01/25		1,490	1,585,564
3.55%, 05/01/27		1,875	2,063,319
2.75%, 11/01/29		675	724,475
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		969	986,248
4.25%, 09/15/24		733	743,995
4.50%, 09/15/27		2,471	2,535,864
Northern States Power Co., 2.90%, 03/01/50		350	383,727
NRG Energy, Inc.:
7.25%, 05/15/26		425	456,875
6.63%, 01/15/27		7,358	7,854,665
5.75%, 01/15/28		14	15,050
5.25%, 06/15/29(b)		1,139	1,218,730
NV Energy, Inc., 6.25%, 11/15/20		790	811,171
Ohio Power Co., 4.00%, 06/01/49		1,225	1,523,138
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45		1,000	1,216,176
3.70%, 05/15/50(b)		1,250	1,557,602
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	3,781,237
PPL Electric Utilities Corp., 3.95%, 06/01/47		475	586,190
Progress Energy, Inc., 3.15%, 04/01/22		700	720,347
Public Service Co. of Colorado, Series 34, 3.20%, 03/01/50		600	684,232
Southern California Edison Co.:
Series A, 2.90%, 03/01/21		350	353,225
4.00%, 04/01/47		575	642,609
Series B, 4.88%, 03/01/49		525	660,372
3.65%, 02/01/50		325	353,308
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(a)		7,475	7,526,336
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		499	462,683
Tampa Electric Co., 4.45%, 06/15/49		375	472,068
Virginia Electric & Power Co.:
4.45%, 02/15/44		875	1,106,785
4.60%, 12/01/48		2,050	2,732,043
3.30%, 12/01/49		500	553,875

Security		Par (000)	Value

Electric Utilities (continued)
Vistra Operations Co. LLC(b):
5.63%, 02/15/27	USD	944	$993,560
5.00%, 07/31/27		365	372,263
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	1,018,268
Xcel Energy, Inc., 2.40%, 03/15/21		1,000	1,007,952

			130,305,604

Electrical Equipment — 0.0%
Sensata Technologies BV(b):
4.88%, 10/15/23		175	175,875
5.00%, 10/01/25		4,909	4,882,491

			5,058,366

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26	EUR	1,260	1,317,034
3.88%, 03/15/28		500	520,529
CDW LLC:
5.50%, 12/01/24	USD	4,463	4,753,095
4.13%, 05/01/25		1,947	1,954,301
Ingram Micro, Inc., 5.45%, 12/15/24(e)		375	358,687
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		1,020	989,400

			9,893,046

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group:
9.75%, 12/05/20		1,769	1,541,241
7.50%, 12/02/22		1,725	922,875
Apergy Corp., 6.38%, 05/01/26		1,683	1,380,060
Archrock Partners LP(b):
6.88%, 04/01/27		1,144	858,000
6.25%, 04/01/28		1,000	745,000
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		410	413,565
Halliburton Co.:
3.50%, 08/01/23		27	26,610
3.80%, 11/15/25		475	458,753
2.92%, 03/01/30		350	281,808
5.00%, 11/15/45		475	385,594
Hilong Holding Ltd., 8.25%, 09/26/22		1,415	925,056
Nabors Industries Ltd.(b):
7.25%, 01/15/26		1,189	451,820
7.50%, 01/15/28		1,091	436,400
Tervita Corp., 7.63%, 12/01/21(b)		4,039	2,665,740
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		192	146,918
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		358	314,600
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		167	135,270
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		315	266,333
Transocean, Inc.:
8.37%, 12/15/21(e)		242	84,458
8.00%, 02/01/27(b)		2,423	962,367
USA Compression Partners LP:
6.88%, 04/01/26		2,974	2,394,070
6.88%, 09/01/27		3,175	2,540,000
Vallourec SA, 6.63%, 10/15/22	EUR	700	399,810

			18,736,348

Entertainment — 0.2%
Banijay Entertainment SASU:
3.50%, 03/01/25		666	689,334
5.38%, 03/01/25(b)	USD	200	186,000
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		982	913,604
5.88%, 11/01/24		1,080	996,300
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		1,551	1,375,543
4.75%, 10/15/27		1,065	899,925

32

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
Netflix, Inc.:
5.38%, 02/01/21	USD	317	$322,547
5.50%, 02/15/22		700	728,000
5.88%, 02/15/25		1,179	1,300,248
3.00%, 06/15/25	EUR	800	888,953
3.63%, 06/15/25(b)	USD	380	384,750
4.88%, 04/15/28		673	715,689
5.88%, 11/15/28		6,323	7,150,365
3.88%, 11/15/29	EUR	1,180	1,325,431
5.38%, 11/15/29(b)	USD	2,725	2,992,868
3.63%, 06/15/30	EUR	1,963	2,167,842
4.88%, 06/15/30(b)	USD	7,488	7,944,019
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	826	1,033,487
Walt Disney Co. (The), 1.65%, 09/01/22	USD	600	608,323

			32,623,228

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/28		3,145	3,368,888
American Tower Corp.:
3.30%, 02/15/21		2,000	2,023,161
4.70%, 03/15/22		660	700,110
3.50%, 01/31/23		680	718,624
3.00%, 06/15/23		1,500	1,567,469
3.13%, 01/15/27		1,175	1,244,147
3.95%, 03/15/29		925	1,035,349
2.90%, 01/15/30		900	937,367
AvalonBay Communities, Inc.:
3.45%, 06/01/25		1,525	1,626,912
2.30%, 03/01/30		1,725	1,700,006
Boston Properties LP, 2.90%, 03/15/30		975	952,373
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		3,144	2,515,200
CoreCivic, Inc., 4.75%, 10/15/27		1,333	1,119,720
Crown Castle International Corp.:
5.25%, 01/15/23		1,325	1,446,169
3.20%, 09/01/24		400	424,575
3.80%, 02/15/28		1,075	1,185,415
4.30%, 02/15/29		925	1,062,465
3.30%, 07/01/30		4,355	4,669,860
4.15%, 07/01/50		3,964	4,643,029
Duke Realty LP, 3.05%, 03/01/50		1,275	1,191,949
Equinix, Inc.:
2.63%, 11/18/24		760	781,242
2.90%, 11/18/26		625	639,337
3.20%, 11/18/29		1,350	1,410,116
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		945	888,300
GEO Group, Inc. (The), 5.13%, 04/01/23		2,700	2,261,250
GLP Capital LP:
5.25%, 06/01/25		1,426	1,386,928
5.38%, 04/15/26		217	216,186
HAT Holdings I LLC, 5.25%, 07/15/24(b)		930	922,932
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	880	1,037,002
Iron Mountain, Inc.:
6.00%, 08/15/23	USD	200	202,000
3.00%, 01/15/25	EUR	1,870	1,946,265
4.88%, 09/15/27(b)	USD	3,204	3,139,920
5.25%, 03/15/28(b)		1,050	1,026,375
4.88%, 09/15/29(b)		445	426,088
iStar, Inc., 4.25%, 08/01/25		700	553,000
Kimco Realty Corp., 3.20%, 05/01/21		960	964,163

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	USD	3,803	$3,860,844
4.50%, 09/01/26		1,754	1,696,995
5.75%, 02/01/27		2,046	2,071,575
4.50%, 01/15/28		3,197	3,005,180
Mid-America Apartments LP, 3.60%, 06/01/27		2,225	2,352,437
MPT Operating Partnership LP:
4.00%, 08/19/22	EUR	100	111,712
6.38%, 03/01/24	USD	255	263,336
5.50%, 05/01/24		169	168,155
5.25%, 08/01/26		1,055	1,065,550
5.00%, 10/15/27		6,974	7,113,480
4.63%, 08/01/29		3,030	3,012,971
Prologis LP, 2.25%, 04/15/30		900	902,275
Realty Income Corp., 3.00%, 01/15/27		550	555,314
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		3,963	3,457,717
SBA Communications Corp.:
4.00%, 10/01/22		7,900	7,941,870
4.88%, 09/01/24		12,143	12,501,219
3.88%, 02/15/27(b)		2,929	2,991,241
Simon Property Group LP, 3.25%, 09/13/49		950	787,979
UDR, Inc., 3.20%, 01/15/30		900	929,903
VICI Properties LP(b):
3.50%, 02/15/25		2,954	2,776,760
4.25%, 12/01/26		4,770	4,457,994
3.75%, 02/15/27		3,497	3,252,210
4.63%, 12/01/29		3,042	2,829,060
4.13%, 08/15/30		8,697	7,914,270

			127,953,939

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
6.63%, 06/15/24		1,286	1,329,403
5.75%, 03/15/25		2,841	2,919,128
7.50%, 03/15/26(b)		70	76,562
4.63%, 01/15/27(b)		2,426	2,450,260
5.88%, 02/15/28(b)		3,403	3,555,114
4.88%, 02/15/30(b)		2,096	2,124,820
Casino Guichard Perrachon SA(e):
3.58%, 02/07/25	EUR	300	276,154
4.05%, 08/05/26		300	274,511
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		400	337,522
Iceland Bondco plc, 4.63%, 03/15/25	GBP	971	1,058,961
Ingles Markets, Inc., 5.75%, 06/15/23	USD	389	389,000
Kroger Co. (The), 4.45%, 02/01/47		450	530,511
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)	EUR	1,200	1,242,694
Quatrim SASU, 5.88%, 01/15/24		300	333,229
Sysco Corp.:
2.60%, 06/12/22	USD	1,000	1,006,512
5.65%, 04/01/25		1,389	1,557,603
5.95%, 04/01/30		2,672	3,157,794
6.60%, 04/01/40		2,585	3,117,899
6.60%, 04/01/50		2,501	3,091,417
Walmart, Inc.:
3.70%, 06/26/28		1,125	1,303,042
4.05%, 06/29/48		1,550	2,026,464

			32,158,600

Food Products — 0.5%
Arcor SAIC, 6.00%, 07/06/23(b)		8,494	6,816,435
Chobani LLC, 7.50%, 04/15/25(b)		3,068	3,050,574
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		1,389	1,401,154

33

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
General Mills, Inc.:
3.70%, 10/17/23	USD	370	$401,360
4.70%, 04/17/48		250	333,767
Grupo Bimbo SAB de CV, 4.50%, 01/25/22		4,605	4,697,100
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		630	615,825
JBS Investments II GmbH, 7.00%, 01/15/26(b)		350	363,090
JBS USA LUX SA(b):
5.88%, 07/15/24		911	921,249
5.75%, 06/15/25		10,418	10,404,977
6.75%, 02/15/28		1,906	2,023,939
6.50%, 04/15/29		7,282	7,700,788
5.50%, 01/15/30		1,394	1,411,425
Knight Castle Investments Ltd., 7.99%, 01/23/21		231	120,409
Kraft Heinz Foods Co.:
2.25%, 05/25/28	EUR	500	541,662
3.75%, 04/01/30(b)	USD	1,600	1,639,564
5.00%, 07/15/35		837	898,555
6.88%, 01/26/39		2,541	3,043,514
4.63%, 10/01/39(b)		1,024	1,008,909
6.50%, 02/09/40		1,215	1,418,639
5.00%, 06/04/42		3,010	3,057,686
5.20%, 07/15/45		2,486	2,552,279
4.38%, 06/01/46		5,605	5,338,712
4.88%, 10/01/49(b)		5,286	5,266,420
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		400	407,800
4.88%, 11/01/26		800	804,000
Mondelez International, Inc.:
2.13%, 04/13/23		120	122,145
1.50%, 05/04/25		905	900,149
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	400	438,234
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25	USD	3,645	3,681,924
5.88%, 09/30/27		900	910,755
Post Holdings, Inc.(b):
5.00%, 08/15/26		3,346	3,306,517
5.75%, 03/01/27		1,500	1,535,625
5.63%, 01/15/28		1,342	1,365,485
4.63%, 04/15/30		1,775	1,739,482
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	400	506,470
Sigma Holdco BV, 7.88%, 05/15/26(b)	USD	200	189,000
Simmons Foods, Inc.(b):
7.75%, 01/15/24		2,959	3,077,360
5.75%, 11/01/24		385	358,050
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	540,600

			84,911,628

Gas Utilities — 0.0%
AmeriGas Partners LP:
5.63%, 05/20/24		550	561,000
5.88%, 08/20/26		250	254,550
5.75%, 05/20/27		750	763,125
China Oil & Gas Group Ltd., 5.50%, 01/25/23		630	589,050
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,179,244
Suburban Propane Partners LP, 5.88%, 03/01/27		800	762,760
Superior Plus LP, 7.00%, 07/15/26(b)		300	296,490

			5,406,219

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories:
4.75%, 11/30/36		850	1,111,217
4.90%, 11/30/46		600	844,972

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.:
3.25%, 11/12/20	USD	927	$930,431
2.89%, 06/06/22		1,400	1,435,500
3.73%, 12/15/24		1,925	2,078,799
3.70%, 06/06/27		2,175	2,370,352
4.69%, 12/15/44		450	546,815
DH Europe Finance II SARL, 2.05%, 11/15/22		715	725,862
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)		370	374,625
Hologic, Inc.(b):
4.38%, 10/15/25		1,448	1,454,661
4.63%, 02/01/28		1,469	1,491,035
Medtronic, Inc., 4.38%, 03/15/35		625	794,322
Ortho-Clinical Diagnostics, Inc.(b):
6.63%, 05/15/22		3,736	3,399,760
7.25%, 02/01/28		5,330	4,852,272
Teleflex, Inc., 4.63%, 11/15/27		634	649,850

			23,060,473

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		689	661,440
5.63%, 02/15/23		758	725,785
Aetna, Inc., 4.75%, 03/15/44		850	1,008,860
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		2,762	2,734,380
Anthem, Inc.:
2.38%, 01/15/25		505	519,709
4.65%, 01/15/43		650	794,842
3.70%, 09/15/49		1,050	1,139,343
3.13%, 05/15/50		410	409,519
Centene Corp.:
4.75%, 05/15/22		775	782,750
4.75%, 01/15/25		770	793,831
5.25%, 04/01/25(b)		2,280	2,376,900
5.38%, 06/01/26(b)		4,601	4,871,539
5.38%, 08/15/26(b)		3,292	3,506,309
4.25%, 12/15/27(b)		3,919	4,100,254
4.63%, 12/15/29(b)		6,218	6,808,710
3.38%, 02/15/30(b)		3,696	3,723,720
Cigna Corp.:
3.40%, 09/17/21		193	198,570
3.90%, 02/15/22(b)		1,500	1,562,202
4.13%, 11/15/25		1,200	1,345,414
4.90%, 12/15/48		675	869,085
3.40%, 03/15/50		500	524,631
Community Health Systems, Inc.:
6.25%, 03/31/23		2,230	2,096,200
8.63%, 01/15/24(b)		3,338	3,254,550
6.63%, 02/15/25(b)		1,642	1,506,535
8.00%, 03/15/26(b)		9,223	8,840,983
CVS Health Corp.:
3.50%, 07/20/22		2,370	2,464,990
3.70%, 03/09/23		310	328,478
2.63%, 08/15/24		700	728,781
4.10%, 03/25/25		3,125	3,447,201
4.30%, 03/25/28		3,600	4,082,280
4.78%, 03/25/38		1,425	1,681,998
5.13%, 07/20/45		700	874,960
5.05%, 03/25/48		950	1,203,859
DaVita, Inc., 5.13%, 07/15/24		1,250	1,268,750
Encompass Health Corp., 5.75%, 11/01/24		1,252	1,258,260

34

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.:
5.88%, 05/01/23	USD	300	$321,750
5.38%, 02/01/25		3,820	4,107,035
5.88%, 02/15/26		1,000	1,117,800
5.38%, 09/01/26		4,910	5,315,075
5.63%, 09/01/28		2,414	2,674,905
5.88%, 02/01/29		3,756	4,303,625
4.13%, 06/15/29		225	243,405
3.50%, 09/01/30		8,985	8,588,341
5.50%, 06/15/47		1,475	1,782,748
5.25%, 06/15/49		350	417,844
Laboratory Corp. of America Holdings, 4.63%, 11/15/20		310	312,778
LifePoint Health, Inc.(b):
6.75%, 04/15/25		1,540	1,586,816
4.38%, 02/15/27		1,962	1,844,280
MEDNAX, Inc.(b):
5.25%, 12/01/23		1,407	1,329,615
6.25%, 01/15/27		1,226	1,110,069
Molina Healthcare, Inc.:
5.38%, 11/15/22(e)		1,545	1,597,144
4.88%, 06/15/25(b)		1,552	1,559,760
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		2,852	2,388,409
Select Medical Corp., 6.25%, 08/15/26(b)		1,830	1,762,473
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		4,077	3,483,593
10.00%, 04/15/27		1,420	1,313,500
Synlab Bondco plc, (EURIBOR 3 Month + 3.50%), 3.50%, 07/01/22(a)	EUR	200	210,704
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		682	731,932
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	432	237,514
Tenet Healthcare Corp.:
8.13%, 04/01/22		4,425	4,459,515
4.63%, 07/15/24		1,132	1,117,261
4.63%, 09/01/24(b)		4,062	3,980,760
7.50%, 04/01/25(b)		1,589	1,708,970
5.13%, 05/01/25		990	925,650
4.88%, 01/01/26(b)		3,316	3,261,949
6.25%, 02/01/27(b)		3,296	3,245,242
5.13%, 11/01/27(b)		5,125	5,060,937
UnitedHealth Group, Inc.:
3.50%, 08/15/39		1,600	1,787,637
4.75%, 07/15/45		700	928,307
4.25%, 06/15/48		1,150	1,437,701
4.45%, 12/15/48		825	1,061,507
Vizient, Inc., 6.25%, 05/15/27(b)		2,319	2,436,573

			152,248,742

Health Care Technology — 0.1%
IQVIA, Inc.:
3.50%, 10/15/24	EUR	800	884,752
3.25%, 03/15/25(b)		525	578,463
3.25%, 03/15/25		1,690	1,862,098
5.00%, 10/15/26(b)	USD	1,657	1,706,710
5.00%, 05/15/27(b)		6,684	6,865,738

			11,897,761

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC(b):
4.25%, 05/15/24		1,535	1,534,524
5.75%, 04/15/25		2,567	2,701,768
5.00%, 10/15/25		7,095	7,130,475
3.88%, 01/15/28		3,660	3,549,871
4.38%, 01/15/28		1,674	1,618,674

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,000	$988,238
Boyne USA, Inc., 7.25%, 05/01/25(b)	USD	300	300,000
Carnival Corp.:
3.95%, 10/15/20		445	432,241
11.50%, 04/01/23(b)		1,380	1,441,884
Cedar Fair LP:
5.50%, 05/01/25(b)		4,124	4,124,000
5.38%, 04/15/27		380	338,200
Churchill Downs, Inc.(b):
5.50%, 04/01/27		7,371	7,092,229
4.75%, 01/15/28		3,221	2,998,751
Cirsa Finance International SARL:
7.88%, 12/20/23(b)		817	662,832
4.75%, 05/22/25	EUR	1,133	968,447
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21(g)(l)		200	83,272
7.63%, 11/01/21(b)	USD	500	188,460
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	300	334,153
4.88%, 08/28/25		119	129,479
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)	USD	300	241,662
Eldorado Resorts, Inc.:
6.00%, 04/01/25		610	585,600
6.00%, 09/15/26		220	221,034
Explorer II A/S, 3.38%, 02/24/25	EUR	551	425,085
Fortune Star BVI Ltd.:
6.88%, 01/31/21	USD	945	936,731
5.95%, 01/29/23		630	600,863
6.75%, 07/02/23		9,460	9,182,112
Gamenet Group SpA, (EURIBOR 3 Month + 3.75%), 3.75%, 04/27/23(a)	EUR	700	663,537
Golden Nugget, Inc., 6.75%, 10/15/24(b)	USD	6,625	5,167,500
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.57%, 03/15/36(a)	GBP	100	94,462
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	2,262	2,194,140
5.38%, 05/01/25(b)		1,593	1,583,044
5.13%, 05/01/26		3,220	3,179,106
5.75%, 05/01/28(b)		1,977	1,992,025
4.88%, 01/15/30		4,683	4,472,265
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		1,373	1,345,540
4.88%, 04/01/27		1,175	1,139,280
International Game Technology plc, 6.50%, 02/15/25(b)		1,000	979,990
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		40	30,300
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	1,030,500
5.25%, 06/01/26		519	530,677
4.75%, 06/01/27		525	541,900
Las Vegas Sands Corp.:
2.90%, 06/25/25		120	111,848
3.50%, 08/18/26		351	334,008
3.90%, 08/08/29		322	296,216
Marriott International, Inc., Series EE, 5.75%, 05/01/25		2,932	3,064,132
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26		248	234,980
4.75%, 01/15/28(b)		325	284,375

35

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
3.35%, 04/01/23	USD	840	$893,204
1.45%, 09/01/25		340	339,388
3.60%, 07/01/30		1,374	1,550,381
4.88%, 12/09/45		900	1,125,826
4.45%, 09/01/48		425	520,953
4.20%, 04/01/50		1,290	1,536,354
Melco Resorts Finance Ltd.:
5.25%, 04/26/26		1,260	1,228,500
5.63%, 07/17/27		630	611,100
5.38%, 12/04/29		431	405,140
MGM China Holdings Ltd., 5.88%, 05/15/26		1,260	1,223,775
MGM Resorts International:
7.75%, 03/15/22		4,032	4,101,310
6.00%, 03/15/23		5,725	5,567,562
5.75%, 06/15/25		261	250,563
4.63%, 09/01/26		261	233,595
NH Hotel Group SA, 3.75%, 10/01/23	EUR	463	446,815
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	239	242,203
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	399,900
5.25%, 11/15/23		305	282,125
Scientific Games International, Inc.(b):
5.00%, 10/15/25		2,379	2,077,581
8.25%, 03/15/26		3,993	3,014,715
7.00%, 05/15/28		1,055	759,600
7.25%, 11/15/29		475	338,437
Sisal Group SpA, 7.00%, 07/31/23	EUR	935	932,404
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	USD	695	611,739
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		5,168	5,347,846
Starbucks Corp., 3.10%, 03/01/23		845	882,008
Stars Group Holdings BV, 7.00%, 07/15/26(b)		500	514,000
Studio City Co. Ltd.:
7.25%, 11/30/21(b)		550	542,781
7.25%, 11/30/21		1,700	1,677,688
Studio City Finance Ltd., 7.25%, 02/11/24		3,360	3,192,000
Vail Resorts, Inc., 6.25%, 05/15/25(b)		954	983,812
Viking Cruises Ltd., 5.88%, 09/15/27(b)		405	272,362
VOC Escrow Ltd., 5.00%, 02/15/28(b)		600	471,420
William Hill plc, 4.75%, 05/01/26	GBP	800	924,473
Wyndham Destinations, Inc.:
5.75%, 04/01/27(e)	USD	500	437,500
4.63%, 03/01/30(b)		134	113,900
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		1,424	1,302,960
Wynn Las Vegas LLC(b):
4.25%, 05/30/23		300	279,750
5.50%, 03/01/25		800	712,000
5.25%, 05/15/27		3,068	2,669,160
Wynn Macau Ltd.:
4.88%, 10/01/24		630	606,375
5.50%, 10/01/27		630	610,903
Wynn Resorts Finance LLC(b):
7.75%, 04/15/25		1,605	1,633,280
5.13%, 10/01/29		2,591	2,429,063
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		3,069	3,360,171
4.75%, 01/15/30(b)		5,135	5,237,700
5.35%, 11/01/43		48	45,600

			141,020,332

Household Durables — 0.3%
Beazer Homes USA, Inc.:
5.88%, 10/15/27		1,200	924,000
7.25%, 10/15/29		660	514,800

Security		Par (000)	Value

Household Durables (continued)
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27	USD	4,823	$4,413,045
4.88%, 02/15/30		2,684	2,204,101
DR Horton, Inc., 2.55%, 12/01/20		600	598,075
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		2,464	2,291,520
KB Home:
6.88%, 06/15/27		1,225	1,286,250
4.80%, 11/15/29		1,085	1,014,475
Lennar Corp.:
6.63%, 05/01/20		895	895,000
8.38%, 01/15/21		1,156	1,184,900
6.25%, 12/15/21		2,060	2,121,800
4.13%, 01/15/22		425	426,683
4.75%, 11/15/22(e)		450	459,000
4.88%, 12/15/23		2,383	2,442,575
4.75%, 05/30/25		532	546,614
5.25%, 06/01/26		2,707	2,815,280
4.75%, 11/29/27		1,755	1,798,875
M/I Homes, Inc., 4.95%, 02/01/28(b)		685	599,375
Mattamy Group Corp.(b):
5.25%, 12/15/27		520	487,500
4.63%, 03/01/30		2,361	2,090,429
MDC Holdings, Inc., 6.00%, 01/15/43		750	723,750
Meritage Homes Corp., 5.13%, 06/06/27		1,995	1,905,225
PulteGroup, Inc.:
5.50%, 03/01/26		1,485	1,579,669
5.00%, 01/15/27		2,005	2,084,599
7.88%, 06/15/32		135	155,250
6.38%, 05/15/33		3,229	3,423,224
Shea Homes LP, 4.75%, 02/15/28(b)		1,085	937,169
Taylor Morrison Communities, Inc.(b):
5.88%, 06/15/27		300	276,000
5.75%, 01/15/28		315	285,075
Tempur Sealy International, Inc., 5.50%, 06/15/26		500	476,520
Toll Brothers Finance Corp., 4.35%, 02/15/28		80	78,800
TopBuild Corp., 5.63%, 05/01/26(b)		400	392,000
TRI Pointe Group, Inc.:
5.88%, 06/15/24		1,665	1,615,216
5.25%, 06/01/27		2,600	2,353,000
Williams Scotsman International, Inc., 6.88%, 08/15/23(b)		4,064	4,053,840

			49,453,634

Household Products — 0.1%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		1,339	1,392,426
7.75%, 01/15/27		1,016	1,078,484
Procter & Gamble Co. (The):
3.55%, 03/25/40		475	571,358
3.60%, 03/25/50		3,744	4,763,315
Spectrum Brands, Inc.:
5.75%, 07/15/25		4,129	4,118,678
5.00%, 10/01/29(b)		31	29,605

			11,953,866

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
4.50%, 03/15/23		375	374,145
4.88%, 05/15/23		559	563,081
6.00%, 05/15/26		295	309,750
5.13%, 09/01/27		360	375,300

36

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
5.50%, 02/01/24	USD	100	$99,125
5.75%, 01/15/25		2,346	2,334,176
5.25%, 06/01/26(b)		7,225	7,349,125
4.50%, 02/15/28(b)		5,143	4,986,653
5.13%, 03/15/28(b)		10,410	10,149,750
Clearway Energy Operating LLC:
5.75%, 10/15/25		2,054	2,115,415
4.75%, 03/15/28(b)		2,742	2,789,985
Exelon Generation Co. LLC, 3.40%, 03/15/22		1,400	1,444,246
InterGen NV, 7.00%, 06/30/23(b)		500	443,750
Listrindo Capital BV, 4.95%, 09/14/26(b)		630	589,837
Talen Energy Supply LLC(b):
10.50%, 01/15/26		440	363,031
7.25%, 05/15/27		150	150,000
6.63%, 01/15/28		680	639,744

			35,077,113

Industrial Conglomerates — 0.2%
3M Co.:
3.05%, 04/15/30		1,410	1,539,327
3.70%, 04/15/50		3,814	4,554,199
CITIC Ltd.:
6.80%, 01/17/23		3,000	3,338,437
4.00%, 01/11/28		1,240	1,320,600
General Electric Co.:
4.38%, 09/16/20		500	503,695
4.65%, 10/17/21		2,000	2,077,342
3.15%, 09/07/22		500	511,678
3.63%, 05/01/30		1,529	1,534,668
5.88%, 01/14/38		650	738,695
6.88%, 01/10/39		225	280,087
4.25%, 05/01/40		3,018	3,028,269
4.35%, 05/01/50		2,646	2,666,141
Honeywell International, Inc.:
2.30%, 08/15/24		190	199,244
2.70%, 08/15/29		725	785,581
Roper Technologies, Inc., 3.65%, 09/15/23		350	368,954

			23,446,917

Insurance — 0.4%
Achmea BV, (EURIBOR Swap Rate 5 Year + 4.78%), 4.62%(a)(k)	EUR	300	313,841
Acrisure LLC, 8.13%, 02/15/24(b)	USD	945	973,350
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.62%(a)(k)	EUR	200	219,718
Aflac, Inc., 3.60%, 04/01/30	USD	2,787	3,134,929
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		8,185	8,165,356
AmWINS Group, Inc., 7.75%, 07/01/26(b)		190	195,700
Aon Corp., 3.75%, 05/02/29		550	603,089
Aon plc, 4.60%, 06/14/44		775	929,903
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		954	899,145
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(k)		4,260	4,359,825
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 4.50%), 4.60%(k)	EUR	500	564,007
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		3,570	4,378,595
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		200	238,345
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(k)		500	598,882
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	USD	640	676,000

Security		Par (000)	Value

Insurance (continued)
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(k)	USD	760	$699,200
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	567	689,142
Genworth Holdings, Inc., 7.63%, 09/24/21	USD	550	522,500
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		2,239	2,093,465
Hartford Financial Services Group, Inc. (The), (LIBOR USD 3 Month + 2.13%), 3.82%, 02/12/47(a)(b)		13,425	10,471,500
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(k)		1,721	1,548,900
HUB International Ltd., 7.00%, 05/01/26(b)		4,865	4,799,079
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(a)(k)		3,000	2,715,938
Marsh & McLennan Cos., Inc.:
2.75%, 01/30/22		3,800	3,916,182
3.88%, 03/15/24		1,200	1,305,337
4.38%, 03/15/29		1,150	1,340,118
4.90%, 03/15/49		750	1,022,121
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	999,604
Pension Insurance Corp. plc, 4.63%, 05/07/31	GBP	275	346,203
Prudential Financial, Inc., 4.35%, 02/25/50	USD	825	943,856
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(a)		677	680,714
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		1,075	1,253,617
Travelers Cos., Inc. (The), 2.55%, 04/27/50		410	407,310
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		708	573,480

			62,578,951

Interactive Media & Services — 0.1%
Baidu, Inc.:
2.88%, 07/06/22		750	754,440
3.08%, 04/07/25		650	664,109
Match Group, Inc.(b):
5.63%, 02/15/29		1,965	2,058,337
4.13%, 08/01/30		2,845	2,759,650
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		2,082	2,051,020
Tencent Holdings Ltd., 3.98%, 04/11/29(b)		1,675	1,887,943
Twitter, Inc., 3.88%, 12/15/27(b)		964	961,590

			11,137,089

Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21		1,500	1,526,355
2.80%, 06/06/23		775	795,563
Amazon.com, Inc.:
3.15%, 08/22/27		1,525	1,713,127
3.88%, 08/22/37		1,075	1,309,124
Booking Holdings, Inc.:
4.10%, 04/13/25		10,433	11,081,522
4.50%, 04/13/27		10,249	11,025,462
4.63%, 04/13/30		15,213	16,888,979
eBay, Inc.:
2.75%, 01/30/23		870	897,568
1.90%, 03/11/25		720	716,488
Expedia Group, Inc., 6.25%, 05/01/25(b)		8,121	8,281,808
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		1,328	1,364,520
GrubHub Holdings, Inc., 5.50%, 07/01/27(b)		700	654,500

			56,255,016

37

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	4,555	$4,156,711
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	720	737,726
9.75%, 09/01/26(b)	USD	8,095	7,265,263
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		2,037	2,016,630
Cogent Communications Group, Inc., 5.38%, 03/01/22(b)		675	684,045
Fidelity National Information Services, Inc., 3.00%, 08/15/26		900	955,507
Fiserv, Inc.:
4.75%, 06/15/21		1,000	1,028,687
3.80%, 10/01/23		700	756,675
2.75%, 07/01/24		860	899,778
3.50%, 07/01/29		1,175	1,288,299
4.40%, 07/01/49		575	686,223
Gartner, Inc., 5.13%, 04/01/25(b)		1,944	2,004,750
Global Payments, Inc.:
3.80%, 04/01/21		165	167,303
3.75%, 06/01/23		475	500,456
3.20%, 08/15/29		1,850	1,904,499
4.15%, 08/15/49		475	511,525
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	404,975
International Business Machines Corp.:
2.85%, 05/13/22		2,200	2,287,516
3.00%, 05/15/24		1,250	1,338,454
3.50%, 05/15/29		1,175	1,326,770
4.00%, 06/20/42		525	613,095
4.25%, 05/15/49		2,225	2,734,499
2.95%, 05/15/50		1,350	1,338,809
Mastercard, Inc.:
3.35%, 03/26/30		2,725	3,102,564
3.85%, 03/26/50		2,821	3,518,171
Nexi SpA, 1.75%, 04/24/27(m)	EUR	1,200	1,322,910
PayPal Holdings, Inc., 2.20%, 09/26/22	USD	1,785	1,816,979
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		2,077	2,045,845
Science Applications International Corp., 4.88%, 04/01/28(b)		2,440	2,389,516
Tempo Acquisition LLC(b):
5.75%, 06/01/25		1,122	1,122,000
6.75%, 06/01/25		6,707	6,505,790
United Group BV:
4.88%, 07/01/24	EUR	866	929,950
(EURIBOR 3 Month + 3.25%), 3.25%, 02/15/26(a)		487	497,912
3.63%, 02/15/28		830	845,159
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	503,250
5.25%, 04/01/25		350	383,810
4.75%, 07/15/27		2,690	2,865,415
Visa, Inc., 3.65%, 09/15/47		350	426,874
WEX, Inc., 4.75%, 02/01/23(b)		1,759	1,697,435

			65,581,775

Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25(b)		2,615	2,654,225
5.88%, 12/15/27(b)		3,488	3,394,522
6.20%, 10/01/40		134	114,067
5.45%, 11/01/41		553	436,870

			6,599,684

Life Sciences Tools & Services — 0.1%
Avantor, Inc.(b):
6.00%, 10/01/24		9,760	10,291,920
9.00%, 10/01/25		5,073	5,501,669

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(b):
5.50%, 04/01/26	USD	2,826	$2,945,822
4.25%, 05/01/28		1,944	1,961,010
Thermo Fisher Scientific, Inc.:
2.60%, 10/01/29		700	738,942
4.50%, 03/25/30		1,270	1,543,958

			22,983,321

Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		360	360,396
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	372,937
Caterpillar, Inc.:
2.60%, 04/09/30		4,424	4,689,608
3.25%, 04/09/50		2,842	3,114,959
Colfax Corp.(b):
6.00%, 02/15/24		1,745	1,771,175
6.38%, 02/15/26		2,665	2,748,148
Deere & Co.:
3.10%, 04/15/30		841	929,876
3.75%, 04/15/50		1,085	1,298,385
EnPro Industries, Inc., 5.75%, 10/15/26		559	545,025
Grinding Media, Inc., 7.38%, 12/15/23(b)		3,167	3,125,512
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(i)		2,210	2,011,100
IDEX Corp., 3.00%, 05/01/30		350	355,716
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		2,411	2,467,176
Navistar International Corp.(b):
9.50%, 05/01/25		475	498,750
6.63%, 11/01/25		3,340	2,864,718
Novafives SAS, 5.00%, 06/15/25	EUR	787	450,363
Otis Worldwide Corp.(b):
2.06%, 04/05/25	USD	230	234,279
2.57%, 02/15/30		625	629,842
3.36%, 02/15/50		275	281,255
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	288	269,779
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	4,376	4,266,600
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,551	1,562,632
5.88%, 08/15/26		702	709,020
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		818	819,800
Terex Corp., 5.63%, 02/01/25(b)		2,326	2,109,915
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		3,493	3,257,223
Xylem, Inc., 4.88%, 10/01/21		735	772,653

			42,516,842

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	700	548,243
Stena AB, 7.00%, 02/01/24(b)	USD	500	435,000

			983,243

Media — 1.4%
Altice Financing SA:
2.25%, 01/15/25	EUR	1,003	1,026,155
7.50%, 05/15/26(b)	USD	9,933	10,355,152
3.00%, 01/15/28	EUR	676	677,827
5.00%, 01/15/28(b)	USD	3,532	3,443,700
AMC Networks, Inc.:
4.75%, 12/15/22		333	329,670
5.00%, 04/01/24		670	649,565
4.75%, 08/01/25		1,561	1,425,739
Block Communications, Inc., 4.88%, 03/01/28(b)		1,221	1,214,895
Cable Onda SA, 4.50%, 01/30/30(b)		2,000	1,900,000
Cablevision Systems Corp., 5.88%, 09/15/22		450	468,563

38

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC:
3.58%, 07/23/20	USD	390	$390,534
4.46%, 07/23/22		2,670	2,812,742
Series USD, 4.50%, 02/01/24		655	709,823
4.91%, 07/23/25		1,250	1,410,816
2.80%, 04/01/31		9,270	9,333,834
6.38%, 10/23/35		2,300	2,953,387
6.48%, 10/23/45		1,850	2,418,400
5.13%, 07/01/49		875	1,041,461
Cinemark USA, Inc., 4.88%, 06/01/23		500	420,000
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		3,536	2,943,720
5.13%, 08/15/27		9,498	8,924,321
Comcast Corp.:
3.70%, 04/15/24		1,450	1,588,357
3.15%, 03/01/26		2,725	2,973,012
4.15%, 10/15/28		3,000	3,511,830
2.65%, 02/01/30		1,725	1,838,290
4.60%, 10/15/38		2,050	2,576,477
3.75%, 04/01/40		1,320	1,514,999
4.70%, 10/15/48		1,700	2,229,414
4.00%, 11/01/49		875	1,039,172
4.95%, 10/15/58		550	780,090
CSC Holdings LLC:
5.38%, 07/15/23(b)		6,820	6,896,725
5.25%, 06/01/24		4,991	5,190,141
7.75%, 07/15/25(b)		556	579,841
6.63%, 10/15/25(b)		2,037	2,130,396
10.88%, 10/15/25(b)		3,124	3,376,888
5.50%, 05/15/26(b)		1,425	1,478,295
5.50%, 04/15/27(b)		970	1,008,497
5.38%, 02/01/28(b)		1,015	1,042,912
6.50%, 02/01/29(b)		7,172	7,834,693
5.75%, 01/15/30(b)		3,707	3,854,122
Diamond Sports Group LLC(b):
5.38%, 08/15/26		4,371	3,321,960
6.63%, 08/15/27		730	399,675
Discovery Communications LLC:
4.90%, 03/11/26		600	658,234
5.00%, 09/20/37		675	743,799
5.20%, 09/20/47		150	170,843
DISH DBS Corp.:
6.75%, 06/01/21		1,476	1,470,096
5.88%, 07/15/22		15,959	16,000,493
5.00%, 03/15/23		230	218,500
5.88%, 11/15/24		2,300	2,212,232
7.75%, 07/01/26		3,882	3,823,770
Entercom Media Corp., 6.50%, 05/01/27(b)		508	374,650
EW Scripps Co. (The), 5.13%, 05/15/25(b)		700	593,250
Fox Corp.:
3.67%, 01/25/22		65	67,361
3.05%, 04/07/25		1,075	1,140,867
5.58%, 01/25/49		325	444,076
GCI LLC, 6.88%, 04/15/25		300	309,750
Gray Television, Inc.(b):
5.13%, 10/15/24		325	318,370
7.00%, 05/15/27		505	507,525
Grupo Televisa SAB, 5.25%, 05/24/49		700	713,942
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/21		455	467,931
Lamar Media Corp.:
5.00%, 05/01/23		335	335,000
4.00%, 02/15/30(b)		958	876,570
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		2,287	2,377,565

Security		Par (000)	Value

Media (continued)
Liberty Interactive LLC, 8.25%, 02/01/30	USD	43	$38,012
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,010	782,750
Meredith Corp., 6.88%, 02/01/26		761	652,177
Midcontinent Communications, 5.38%, 08/15/27(b)		554	559,983
National CineMedia LLC, 5.88%, 04/15/28(b)		850	603,500
Nexstar Broadcasting, Inc.(b):
5.63%, 08/01/24		670	654,925
5.63%, 07/15/27		700	668,500
Outfront Media Capital LLC:
5.63%, 02/15/24		300	297,750
5.00%, 08/15/27(b)		3,636	3,472,016
Quebecor Media, Inc., 5.75%, 01/15/23		3,380	3,562,283
Radiate Holdco LLC, 6.63%, 02/15/25(b)		2,097	2,076,030
SES SA:
(EUR Swap Annual 5 Year + 5.40%), 5.62%(a)(k)	EUR	1,315	1,398,944
5.30%, 04/04/43(b)	USD	300	276,262
Sinclair Television Group, Inc., 5.63%, 08/01/24(b)		325	296,472
Sirius XM Radio, Inc.(b):
4.63%, 05/15/23		350	352,188
4.63%, 07/15/24		762	776,935
5.38%, 04/15/25		795	819,844
5.00%, 08/01/27		2,581	2,644,725
5.50%, 07/01/29		7,306	7,704,907
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	901	744,286
Summer BC Holdco B SARL, 5.75%, 10/31/26		2,600	2,519,556
Summer BidCo BV:
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(i)		1,256	1,282,329
TEGNA, Inc.(b):
5.50%, 09/15/24	USD	175	175,875
4.63%, 03/15/28		1,655	1,483,294
5.00%, 09/15/29		250	221,955
Tele Columbus AG, 3.88%, 05/02/25	EUR	800	733,448
Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		500	560,801
5.50%, 03/01/28(b)	USD	3,600	3,672,000
Time Warner Cable LLC:
4.13%, 02/15/21		1,000	1,005,427
4.00%, 09/01/21		850	866,033
Univision Communications, Inc.(b):
5.13%, 05/15/23		793	753,350
5.13%, 02/15/25		4,563	4,004,033
UPC Holding BV, 5.50%, 01/15/28(b)		400	387,520
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	590	637,448
ViacomCBS, Inc.:
4.50%, 03/01/21	USD	80	82,739
3.38%, 03/01/22		19	19,407
2.50%, 02/15/23		225	225,300
4.25%, 09/01/23		200	210,148
3.88%, 04/01/24		905	932,318
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57(a)		7,320	6,665,592
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57(a)		7,351	7,203,980
Videotron Ltd.:
5.00%, 07/15/22		450	462,375
5.38%, 06/15/24(b)		400	424,008
5.13%, 04/15/27(b)		569	594,605
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,141	1,429,473
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	1,481	1,590,495
WMG Acquisition Corp., 4.13%, 11/01/24		968	1,070,795

39

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ziggo Bond Co. BV(b):
6.00%, 01/15/27	USD	783	$786,915
5.13%, 02/28/30		1,841	1,813,385
Ziggo BV:
4.25%, 01/15/27	EUR	783	879,502
5.50%, 01/15/27(b)	USD	4,942	5,027,002
2.88%, 01/15/30	EUR	527	545,750
4.88%, 01/15/30(b)	USD	1,610	1,591,163

			222,081,424

Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24		1,260	1,123,763
5.45%, 01/24/28		630	505,518
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	494,900
7.00%, 09/30/26		450	445,500
Allegheny Technologies, Inc.:
7.88%, 08/15/23(e)		1,575	1,444,102
5.88%, 12/01/27		420	346,500
Anglo American Capital plc(b):
4.13%, 04/15/21		204	205,050
5.38%, 04/01/25		4,331	4,659,590
5.63%, 04/01/30		7,000	7,729,604
Arconic Corp.(b):
6.00%, 05/15/25		4,235	4,282,644
6.13%, 02/15/28		1,986	1,861,875
Barrick North America Finance LLC, 5.75%, 05/01/43		250	352,314
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		500	686,135
Big River Steel LLC, 7.25%, 09/01/25(b)		2,626	2,461,875
China Hongqiao Group Ltd., 7.13%, 07/22/22		1,955	1,656,252
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25		905	647,075
7.00%, 03/15/27(b)		450	274,500
5.88%, 06/01/27		1,350	843,750
Commercial Metals Co.:
5.75%, 04/15/26		342	338,580
5.38%, 07/15/27		104	101,660
Constellium SE:
4.63%, 05/15/21	EUR	280	294,933
5.75%, 05/15/24(b)	USD	695	670,675
6.63%, 03/01/25(b)		316	303,360
5.88%, 02/15/26(b)		8,692	8,018,370
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		555	557,498
5.13%, 03/15/23		360	363,384
5.13%, 05/15/24		545	553,011
4.50%, 09/15/27		595	581,315
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		685	690,275
3.88%, 03/15/23		6,605	6,610,284
4.25%, 03/01/30		3,151	2,933,896
5.45%, 03/15/43		15,058	13,656,100
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		4,309	4,422,111
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		310	280,395
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		396	380,160
JSW Steel Ltd., 5.95%, 04/18/24		630	525,066
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		1,034	962,654
Mineral Resources Ltd., 8.13%, 05/01/27(b)		615	632,681
Newmont Corp.:
3.70%, 03/15/23		220	226,271
2.80%, 10/01/29		1,025	1,051,192
5.45%, 06/09/44		300	393,247

Security		Par (000)	Value

Metals & Mining (continued)
Nexa Resources SA, 5.38%, 05/04/27(b)	USD	1,900	$1,711,187
Novelis Corp.(b):
5.88%, 09/30/26		4,012	3,900,868
4.75%, 01/30/30		6,765	5,940,346
Nucor Corp., 5.20%, 08/01/43		225	281,578
Press Metal Labuan Ltd., 4.80%, 10/30/22		2,400	1,911,750
Southern Copper Corp., 5.88%, 04/23/45		300	338,550
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		1,100	838,750
thyssenkrupp AG:
1.88%, 03/06/23	EUR	637	652,850
2.88%, 02/22/24		3,776	3,920,688
2.50%, 02/25/25		100	103,092
United States Steel Corp.:
6.88%, 08/15/25	USD	245	165,375
6.25%, 03/15/26		445	282,931
Vale Overseas Ltd., 6.25%, 08/10/26		2,700	2,945,700
Vedanta Resources Finance II plc:
8.00%, 04/23/23		1,574	574,510
9.25%, 04/23/26		1,574	619,762
Vedanta Resources Ltd.:
8.25%, 06/07/21		697	369,410
7.13%, 05/31/23		10,150	3,717,437

			102,842,849

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%, 12/15/21		1,943	1,816,705
4.75%, 03/15/25		350	295,750

			2,112,455

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	650	779,474
Dollar General Corp., 3.50%, 04/03/30	USD	1,431	1,571,488
Future Retail Ltd., 5.60%, 01/22/25		1,000	250,000
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23(b)		630	563,062

			3,164,024

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23		825	895,887
CenterPoint Energy, Inc., 3.60%, 11/01/21		465	478,706
Consumers Energy Co., 3.25%, 08/15/46		875	999,693
Dominion Energy, Inc.:
2.58%, 07/01/20(e)		400	400,123
2.72%, 08/15/21(e)		365	368,251
Series B, 2.75%, 09/15/22		1,210	1,233,411
DTE Energy Co.:
Series B, 2.60%, 06/15/22		180	182,391
2.25%, 11/01/22		200	203,420
NiSource, Inc.:
3.60%, 05/01/30		1,821	2,031,727
3.95%, 03/30/48		800	909,202
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	1,000	1,082,097
Sempra Energy:
3.40%, 02/01/28	USD	1,075	1,131,338
3.80%, 02/01/38		1,025	1,089,653
WEC Energy Group, Inc., 3.10%, 03/08/22		400	412,446

			11,418,345

Oil, Gas & Consumable Fuels — 2.5%
Adani Green Energy UP Ltd., 6.25%, 12/10/24		600	576,750
Aker BP ASA, 5.88%, 03/31/25(b)		350	327,102
Antero Midstream Partners LP, 5.38%, 09/15/24		450	351,000

40

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.:
5.38%, 11/01/21	USD	675	$603,703
5.13%, 12/01/22		605	421,988
Apache Corp., 3.25%, 04/15/22		393	356,280
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		3,767	3,088,940
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		630	579,600
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		825	383,625
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	425,000
BP Capital Markets America, Inc.:
3.25%, 05/06/22		2,300	2,367,699
3.19%, 04/06/25		1,675	1,757,710
3.63%, 04/06/30		1,300	1,401,236
Buckeye Partners LP:
4.13%, 03/01/25(b)		1,092	1,010,100
3.95%, 12/01/26		395	357,475
4.50%, 03/01/28(b)		646	581,400
5.85%, 11/15/43		972	709,560
5.60%, 10/15/44		777	551,670
Callon Petroleum Co.:
6.25%, 04/15/23		4,268	885,610
6.13%, 10/01/24		176	33,880
8.25%, 07/15/25		652	117,360
6.38%, 07/01/26		1,217	194,720
Calumet Specialty Products Partners LP:
7.75%, 04/15/23		500	392,700
11.00%, 04/15/25(b)		1,375	1,065,625
Cameron LNG LLC, 3.30%, 01/15/35(b)		1,025	1,019,006
Canadian Natural Resources Ltd., 2.95%, 01/15/23		75	72,371
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		844	253,200
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25		550	569,344
5.13%, 06/30/27		2,625	2,620,120
Cheniere Energy Partners LP:
5.25%, 10/01/25		110	105,006
5.63%, 10/01/26		4,020	3,841,512
4.50%, 10/01/29(b)		2,341	2,159,572
Cimarex Energy Co.:
4.38%, 06/01/24		196	179,860
3.90%, 05/15/27		1,475	1,304,455
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42		5,000	6,364,063
CNX Resources Corp.:
5.88%, 04/15/22		5,486	5,396,852
7.25%, 03/14/27(b)		994	889,630
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		3,675	3,050,250
9.75%, 08/15/26		361	312,269
Concho Resources, Inc.:
4.38%, 01/15/25		3,930	3,897,799
4.88%, 10/01/47		225	222,725
Continental Resources, Inc.:
5.00%, 09/15/22		2,840	2,669,600
4.50%, 04/15/23		960	849,000
4.38%, 01/15/28		600	462,000
Crestwood Midstream Partners LP:
6.25%, 04/01/23(e)		570	416,100
5.75%, 04/01/25		350	252,000
5.63%, 05/01/27(b)		3,436	2,233,400
CrownRock LP, 5.63%, 10/15/25(b)		7,346	5,951,068
CVR Energy, Inc.(b):
5.25%, 02/15/25		1,723	1,412,860
5.75%, 02/15/28		576	487,014

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP:
4.75%, 09/30/21(b)	USD	600	$567,000
3.88%, 03/15/23		300	249,000
5.38%, 07/15/25		1,157	934,277
6.45%, 11/03/36(b)		1,578	919,185
6.75%, 09/15/37(b)		5,096	3,057,600
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(a)(b)		375	172,500
Devon Energy Corp., 5.60%, 07/15/41		400	325,161
Diamondback Energy, Inc.:
2.88%, 12/01/24		1,790	1,628,156
3.50%, 12/01/29		3,682	3,163,664
Enbridge, Inc.:
2.90%, 07/15/22		1,060	1,065,898
4.00%, 10/01/23		500	515,148
3.70%, 07/15/27		1,250	1,262,628
3.13%, 11/15/29		425	407,098
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(a)		13,675	12,239,125
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		18,300	16,753,650
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		1,745	1,544,150
5.75%, 01/30/28		4,939	4,410,527
Energy Transfer Operating LP:
3.60%, 02/01/23		940	914,951
5.88%, 01/15/24		2,250	2,342,793
2.90%, 05/15/25		445	414,214
5.25%, 04/15/29		2,550	2,560,571
3.75%, 05/15/30		272	247,550
5.15%, 03/15/45		1,850	1,642,900
6.00%, 06/15/48		174	163,770
6.25%, 04/15/49		1,825	1,760,307
EnLink Midstream LLC, 5.38%, 06/01/29		680	421,600
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,979	1,246,770
4.15%, 06/01/25		1,083	671,460
4.85%, 07/15/26		39	23,790
5.60%, 04/01/44		1,050	420,000
5.05%, 04/01/45		156	63,180
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	196,250
EnQuest plc, 7.00%, (7.00% Cash or 7.00% PIK), 04/15/22(b)(i)(j)		194	65,242
Enterprise Products Operating LLC:
2.80%, 01/31/30		500	491,809
4.85%, 03/15/44		625	674,178
4.80%, 02/01/49		1,675	1,816,439
4.20%, 01/31/50		950	942,254
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(a)		12,587	11,324,524
EOG Resources, Inc.:
4.38%, 04/15/30		300	333,074
4.95%, 04/15/50		125	149,826
EQM Midstream Partners LP, 4.13%, 12/01/26		178	152,635
EQT Corp.:
6.13%, 02/01/25(e)		1,739	1,656,397
3.90%, 10/01/27		1,683	1,413,720
7.00%, 02/01/30(e)		1,949	1,841,805
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		2,776	436,276
5.63%, 02/01/26		3,154	520,410
Exxon Mobil Corp.:
1.57%, 04/15/23		1,060	1,073,550
3.45%, 04/15/51		375	410,167

41

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP:
6.00%, 05/15/23	USD	300	$264,840
6.50%, 10/01/25		2,663	2,236,920
7.75%, 02/01/28		2,565	2,180,250
Global Partners LP:
7.00%, 06/15/23		700	609,000
7.00%, 08/01/27		485	390,328
GNL Quintero SA, 4.63%, 07/31/29		7,171	7,421,985
Greenko Dutch BV, 5.25%, 07/24/24		630	555,188
Greenko Mauritius Ltd., 6.25%, 02/21/23		930	855,600
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25		630	555,975
5.95%, 07/29/26		4,630	4,062,825
Hess Corp.:
4.30%, 04/01/27		1,775	1,609,133
5.60%, 02/15/41		1,000	874,751
5.80%, 04/01/47		222	192,544
Hess Midstream Operations LP, 5.63%, 02/15/26(b)		1,418	1,318,740
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	56,500
5.75%, 10/01/25		550	302,500
6.25%, 11/01/28		220	113,850
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26		1,260	1,086,750
5.25%, 04/28/27		700	594,344
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		3,656	3,400,080
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		625	375,000
Jagged Peak Energy LLC, 5.88%, 05/01/26		120	102,000
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21		3,000	3,061,151
4.25%, 09/01/24		500	531,730
6.38%, 03/01/41		425	490,609
5.00%, 03/01/43		575	605,539
5.40%, 09/01/44		850	953,876
Kinder Morgan, Inc., 5.55%, 06/01/45		575	659,946
Laredo Petroleum, Inc., 9.50%, 01/15/25		500	212,500
Magellan Midstream Partners LP, 4.25%, 02/01/21		2,295	2,311,795
Marathon Oil Corp.:
2.80%, 11/01/22		1,850	1,740,754
4.40%, 07/15/27		2,075	1,609,542
Marathon Petroleum Corp.:
4.50%, 05/01/23		3,720	3,726,548
4.70%, 05/01/25		1,110	1,117,593
4.75%, 09/15/44		625	568,065
Matador Resources Co., 5.88%, 09/15/26		2,420	1,210,000
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		1,200	732,000
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		318	197,160
MEG Energy Corp.(b):
7.00%, 03/31/24		769	545,990
6.50%, 01/15/25		4,359	3,574,380
7.13%, 02/01/27		2,553	1,761,570
Mongolian Mining Corp., 9.25%, 04/15/24		4,000	2,405,000
MPLX LP:
6.25%, 10/15/22(b)		292	291,729
6.38%, 05/01/24(b)		658	671,541
4.25%, 12/01/27(b)		1,900	1,826,882
4.00%, 03/15/28		425	402,986
5.50%, 02/15/49		1,043	1,034,912

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
4.45%, 12/01/22(e)	USD	350	$280,903
6.88%, 08/15/24		400	284,000
5.75%, 08/15/25		612	422,280
5.88%, 12/01/27		680	461,516
5.87%, 12/01/42(e)		150	87,000
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	260,000
Neerg Energy Ltd., 6.00%, 02/13/22		2,070	1,868,175
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		1,568	1,042,720
NGL Energy Partners LP:
7.50%, 11/01/23		1,150	779,125
7.50%, 04/15/26		960	624,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,007	1,108,987
Noble Energy, Inc., 4.20%, 10/15/49		1,065	723,477
NuStar Logistics LP:
6.00%, 06/01/26		2,343	2,108,700
5.63%, 04/28/27		600	540,000
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		2,286	2,183,130
4.85%, 03/15/21		770	739,200
2.60%, 08/13/21		4,983	4,659,105
2.70%, 08/15/22		2,520	2,192,400
2.90%, 08/15/24		2,970	2,227,500
3.50%, 08/15/29		548	378,120
4.50%, 07/15/44		201	121,605
4.40%, 04/15/46		1,504	909,920
4.20%, 03/15/48		1,149	686,527
Ovintiv, Inc., 3.90%, 11/15/21		1,890	1,716,318
Parkland Fuel Corp.(b):
6.00%, 04/01/26		330	317,625
5.88%, 07/15/27		2,224	2,135,040
Parsley Energy LLC(b):
5.38%, 01/15/25		1,750	1,570,625
5.25%, 08/15/25		99	87,367
5.63%, 10/15/27		1,358	1,161,090
4.13%, 02/15/28		2,291	1,878,620
PBF Holding Co. LLC:
7.25%, 06/15/25		2,385	1,788,750
6.00%, 02/15/28(b)		455	323,914
PDC Energy, Inc.:
6.13%, 09/15/24		421	330,485
6.25%, 12/01/25		1,742	1,080,040
5.75%, 05/15/26		1,885	1,437,689
Petrobras Global Finance BV:
4.38%, 05/20/23		2,579	2,501,630
5.30%, 01/27/25		13,605	13,144,573
7.38%, 01/17/27		1,740	1,831,002
7.25%, 03/17/44		6,370	6,331,382
Pioneer Natural Resources Co.:
3.45%, 01/15/21		1,110	1,113,392
4.45%, 01/15/26		475	500,366
Plains All American Pipeline LP, 4.90%, 02/15/45		538	449,961
Puma International Financing SA(b):
5.13%, 10/06/24		350	252,000
5.00%, 01/24/26		550	393,249
QEP Resources, Inc.:
6.88%, 03/01/21		172	82,560
5.38%, 10/01/22		1,586	547,170
5.25%, 05/01/23		2,656	889,760
5.63%, 03/01/26		2,110	675,200

42

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
5.88%, 07/01/22	USD	140	$119,000
5.00%, 08/15/22		2,283	2,100,360
5.00%, 03/15/23		3,012	2,650,560
ReNew Power Ltd., 6.45%, 09/27/22		3,330	2,897,100
ReNew Power Pvt Ltd., 5.88%, 03/05/27		935	749,169
ReNew Power Synthetic:
6.67%, 03/12/24(b)		630	541,997
6.67%, 03/12/24		4,300	3,689,937
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.87%(k)	EUR	600	645,162
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		300	325,306
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	USD	176	183,908
5.63%, 03/01/25		1,525	1,598,186
Saka Energi Indonesia PT, 4.45%, 05/05/24		630	541,013
Santos Finance Ltd., 5.25%, 03/13/29		1,100	1,083,688
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		495	394,762
SM Energy Co.:
6.13%, 11/15/22		1,644	657,600
5.00%, 01/15/24		1,539	485,401
5.63%, 06/01/25		1,136	318,080
6.75%, 09/15/26		1,462	398,395
6.63%, 01/15/27		981	274,680
Southwestern Energy Co.:
4.10%, 03/15/22		1,642	1,453,170
6.20%, 01/23/25(e)		1,540	1,362,900
7.50%, 04/01/26		1,603	1,438,693
7.75%, 10/01/27		350	304,570
Spectra Energy Partners LP, 4.50%, 03/15/45		350	346,179
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44		685	594,954
5.40%, 10/01/47		481	435,478
Sunoco LP:
4.88%, 01/15/23		1,832	1,777,040
5.50%, 02/15/26		2,874	2,773,410
6.00%, 04/15/27		1,260	1,228,500
5.88%, 03/15/28		436	414,200
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		1,493	1,134,680
5.50%, 01/15/28		295	202,075
Targa Resources Partners LP:
5.25%, 05/01/23		500	472,300
4.25%, 11/15/23		1,330	1,200,325
6.75%, 03/15/24		400	378,000
5.13%, 02/01/25		1,692	1,522,800
5.88%, 04/15/26		3,333	2,988,035
5.38%, 02/01/27		1,036	880,600
6.50%, 07/15/27		400	360,000
5.00%, 01/15/28		4,494	3,752,490
6.88%, 01/15/29		4,303	3,946,281
5.50%, 03/01/30(b)		1,328	1,132,120
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		1,805	1,849,223
5.00%, 01/31/28		2,297	2,388,880
4.75%, 01/15/30		1,976	2,025,400
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		110	114,450
4.88%, 05/15/48		250	279,767
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		31,704	30,010,848

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.:
2.70%, 04/15/23	USD	2,825	$2,821,001
2.85%, 04/15/25		625	619,940
Viper Energy Partners LP, 5.38%, 11/01/27(b)		770	689,150
Western Midstream Operating LP:
4.00%, 07/01/22		215	208,013
3.10%, 02/01/25(e)		681	621,412
3.95%, 06/01/25		884	784,550
4.65%, 07/01/26		691	611,535
4.75%, 08/15/28		455	400,832
4.05%, 02/01/30(e)		1,197	1,092,263
5.45%, 04/01/44		1,420	1,061,450
5.30%, 03/01/48		2,327	1,751,068
5.50%, 08/15/48		517	380,641
5.25%, 02/01/50(e)		2,809	2,208,576
Williams Cos., Inc. (The):
7.88%, 09/01/21		41	43,583
3.60%, 03/15/22		1,000	1,011,595
3.70%, 01/15/23		1,395	1,411,684
4.55%, 06/24/24		1,425	1,479,128
WPX Energy, Inc.:
8.25%, 08/01/23		2,610	2,505,600
5.25%, 09/15/24		1,299	1,166,268
5.75%, 06/01/26		1,038	940,740
5.25%, 10/15/27		432	375,840
4.50%, 01/15/30		1,907	1,554,205
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		1,535	1,523,564

			391,454,397

Paper & Forest Products — 0.1%
Georgia-Pacific LLC(b):
1.75%, 09/30/25		4,360	4,370,214
2.30%, 04/30/30		2,600	2,609,621
Mercer International, Inc., 7.38%, 01/15/25		500	478,950
Norbord, Inc.(b):
6.25%, 04/15/23		173	170,405
5.75%, 07/15/27		430	391,300
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	371,430
Smurfit Kappa Acquisitions ULC, 2.38%, 02/01/24	EUR	200	222,725
WEPA Hygieneprodukte GmbH, (EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(a)		397	416,563

			9,031,208

Personal Products — 0.0%
Avon International Capital plc, 6.50%, 08/15/22(b)	USD	1,260	1,184,400
Avon International Operations, Inc., 7.88%, 08/15/22(b)		1,495	1,455,756
Coty, Inc.:
4.00%, 04/15/23	EUR	800	737,595
4.75%, 04/15/26		600	539,158
6.50%, 04/15/26(b)	USD	500	420,000

			4,336,909

Pharmaceuticals — 0.5%
Allergan Finance LLC, 3.25%, 10/01/22		455	466,802
Allergan Funding SCS:
3.45%, 03/15/22		1,384	1,418,471
4.55%, 03/15/35		450	519,559
Allergan, Inc., 2.80%, 03/15/23		300	305,976
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		800	884,000
8.50%, 01/31/27		3,689	4,066,754

43

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.:
6.50%, 03/15/22(b)	USD	855	$871,929
4.50%, 05/15/23	EUR	2,765	2,961,607
5.88%, 05/15/23(b)	USD	386	383,105
7.00%, 03/15/24(b)		1,130	1,162,036
6.13%, 04/15/25(b)		3,484	3,527,550
5.50%, 11/01/25(b)		2,602	2,704,779
9.00%, 12/15/25(b)		8,734	9,524,427
5.75%, 08/15/27(b)		2,758	2,908,587
7.00%, 01/15/28(b)		1,604	1,664,150
5.00%, 01/30/28(b)		757	726,483
7.25%, 05/30/29(b)		4,897	5,225,980
5.25%, 01/30/30(b)		1,304	1,290,973
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(a)	EUR	1,000	1,117,767
Bayer US Finance II LLC, 4.25%, 12/15/25(b)	USD	1,275	1,412,937
Bristol-Myers Squibb Co.(b):
3.55%, 08/15/22		1,000	1,060,856
2.75%, 02/15/23		65	68,322
3.40%, 07/26/29		1,150	1,315,932
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27(b)		4,724	4,818,480
2.38%, 03/01/28	EUR	2,407	2,450,935
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		786	842,819
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.87%, 06/30/26(a)		309	332,556
Elanco Animal Health, Inc., 5.65%, 08/28/28(e)	USD	881	975,707
Endo DAC(b):
6.00%, 07/15/23		1,720	1,289,312
5.88%, 10/15/24		880	844,800
Johnson & Johnson, 3.55%, 03/01/36		550	647,495
Jubilant Pharma Ltd., 6.00%, 03/05/24		1,300	1,170,000
Merck & Co., Inc., 3.40%, 03/07/29		1,025	1,182,098
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	800	826,604
7.25%, 09/30/25		774	826,596
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		2,034	2,155,047
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	7,999	8,128,984
Pfizer, Inc.:
3.45%, 03/15/29		975	1,124,141
4.30%, 06/15/43		325	413,924
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%, 10/30/25(a)	EUR	200	210,841
6.75%, 10/30/25		2,217	2,557,194
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	USD	1,200	1,247,794
3.20%, 09/23/26		1,925	2,090,644
Takeda Pharmaceutical Co. Ltd.:
4.00%, 11/26/21		1,000	1,043,973
4.40%, 11/26/23		570	625,232
5.00%, 11/26/28		1,175	1,417,196
Teva Pharmaceutical Finance Netherlands II BV:
3.25%, 04/15/22	EUR	200	215,129
6.00%, 01/31/25		200	226,978
4.50%, 03/01/25		200	212,595
1.88%, 03/31/27		300	272,045
1.63%, 10/15/28		300	258,689

			83,996,790

Security		Par (000)	Value

Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28(b)	USD	1,943	$1,791,835
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		4,126	4,342,615
10.25%, 02/15/27		3,619	3,962,805
Equifax, Inc., 3.10%, 05/15/30		4,194	4,231,575
Intertrust Group BV, 3.38%, 11/15/25	EUR	1,711	1,866,187
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	4,365	4,419,562

			20,614,579

Real Estate Management & Development — 1.9%
ADLER Real Estate AG:
1.50%, 04/17/22	EUR	200	208,891
1.88%, 04/27/23		600	620,846
3.00%, 04/27/26		700	725,856
Agile Group Holdings Ltd.:
8.50%, 07/18/21	USD	1,758	1,793,160
6.70%, 03/07/22		1,260	1,259,307
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(k)		1,058	960,466
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.29%), 7.88%(a)(k)		944	861,400
Alam Synergy Pte. Ltd., 11.50%, 04/22/21		608	479,637
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		600	273,000
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27		875	832,344
Central China Real Estate Ltd.:
6.88%, 10/23/20		1,750	1,741,250
6.50%, 03/05/21		2,540	2,507,412
6.75%, 11/08/21		2,050	1,993,871
6.88%, 08/08/22		630	603,225
7.25%, 04/24/23		2,430	2,299,387
7.90%, 11/07/23		630	596,925
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		1,695	1,697,119
6.90%, 01/13/23		945	856,406
8.60%, 04/08/24		1,355	1,218,230
8.05%, 01/13/25		2,000	1,697,500
China Aoyuan Group Ltd.:
4.80%, 02/18/21		3,100	3,057,375
7.50%, 05/10/21		5,030	5,048,712
7.95%, 09/07/21		1,978	1,992,835
8.50%, 01/23/22		1,995	2,034,900
7.95%, 02/19/23		9,092	9,228,380
China Evergrande Group:
6.25%, 06/28/21		630	602,831
9.50%, 04/11/22		630	564,637
11.50%, 01/22/23		2,315	2,080,606
4.25%, 02/14/23(m)	HKD	80,000	9,180,284
10.00%, 04/11/23	USD	3,295	2,817,225
7.50%, 06/28/23		2,500	1,960,938
12.00%, 01/22/24		4,696	4,120,740
10.50%, 04/11/24		630	527,625
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		630	636,300
7.45%, 04/17/21		3,000	2,985,300
7.25%, 04/19/23		4,830	4,588,500
7.38%, 04/09/24		1,525	1,431,117

44

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20	USD	2,800	$2,800,000
7.63%, 03/02/21		630	635,513
6.88%, 04/23/21		1,757	1,766,207
5.50%, 01/23/22		2,100	2,071,125
7.63%, 02/28/23		944	969,960
6.55%, 03/28/24		630	623,700
6.45%, 11/07/24		630	615,037
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(a)(k)	EUR	800	643,483
Consus Real Estate AG, 9.63%, 05/15/24		471	467,060
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21	USD	789	792,945
7.13%, 04/25/22		630	649,732
8.00%, 01/27/24		630	666,923
6.50%, 04/08/24		630	637,481
6.15%, 09/17/25		3,860	3,851,866
5.13%, 01/14/27		630	594,563
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	200	200,731
Easy Tactic Ltd.:
8.75%, 01/10/21	USD	630	624,488
7.00%, 04/25/21		800	768,528
9.13%, 07/28/22		630	591,868
8.13%, 02/27/23		630	567,788
8.63%, 02/27/24		4,785	4,236,220
8.63%, 03/05/24		1,457	1,293,543
8.13%, 07/11/24		4,330	3,706,209
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(k)		4,800	4,873,152
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		1,730	1,689,453
15.00%, 12/18/21		1,735	1,804,400
11.75%, 04/17/22		1,550	1,536,566
7.95%, 07/05/22		1,650	1,503,562
12.25%, 10/18/22		1,210	1,191,850
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		4,450	4,299,812
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21		3,000	2,856,300
5.50%, 10/18/23		630	540,816
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 6.08%, 09/26/21(a)		3,600	3,498,534
7.25%, 03/12/22		630	620,550
5.60%, 11/13/22		630	589,050
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		1,645	1,513,400
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(a)(k)	EUR	450	446,078
Hopson Capital International Group Co. Ltd., 6.00%, 02/17/21	USD	3,100	3,041,875
Hopson Development Holdings Ltd., 7.50%, 06/27/22		1,495	1,404,116
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		2,779	2,693,796
Hunt Cos., Inc., 6.25%, 02/15/26(b)		540	459,000
Jababeka International BV:
6.50%, 10/05/23(b)		867	565,717
6.50%, 10/05/23		1,655	1,079,888
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		2,500	1,996,875
Jingrui Holdings Ltd., 9.45%, 04/23/21		1,200	1,116,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21	USD	2,140	$2,078,475
11.25%, 04/09/22		629	620,941
8.50%, 06/30/22		2,382	2,204,094
11.95%, 10/22/22		1,590	1,550,250
11.50%, 01/30/23		630	603,225
10.88%, 07/23/23		3,130	2,916,769
9.38%, 06/30/24		4,800	4,125,000
Kennedy-Wilson, Inc., 5.88%, 04/01/24		585	559,523
KWG Group Holdings Ltd.:
7.88%, 08/09/21		630	634,528
7.88%, 09/01/23		4,445	4,389,438
7.40%, 03/05/24		944	913,320
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		2,000	2,010,820
7.50%, 08/25/22		1,830	1,866,600
6.50%, 07/16/23		5,145	5,136,961
5.75%, 01/14/25		945	907,200
Modern Land China Co. Ltd., 12.85%, 10/25/21		530	514,763
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		1,296	820,329
New Metro Global Ltd., 6.50%, 04/23/21		3,445	3,415,924
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(a)(k)		6,035	5,997,281
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	592	628,131
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20	USD	5,163	5,157,424
6.95%, 04/17/21		500	497,885
7.13%, 11/08/22		1,835	1,777,656
Realogy Group LLC(b):
5.25%, 12/01/21		320	268,800
4.88%, 06/01/23		500	380,190
9.38%, 04/01/27		500	350,000
Redsun Properties Group Ltd.:
11.50%, 03/04/21		3,100	3,032,188
9.95%, 04/11/22		945	871,762
RKPF Overseas 2019 A Ltd.:
7.88%, 02/01/23		1,545	1,552,725
6.70%, 09/30/24		630	603,422
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		1,325	1,371,375
10.50%, 03/01/22		1,150	1,187,734
8.75%, 10/25/22		5,685	5,699,212
8.95%, 01/22/23		4,970	4,968,447
8.10%, 06/09/23		630	613,463
Scenery Journey Ltd.:
11.00%, 11/06/20		7,290	7,283,166
11.50%, 10/24/22		3,240	2,879,550
13.00%, 11/06/22		629	577,107
Seazen Group Ltd.:
6.50%, 09/12/20		1,900	1,893,469
7.50%, 01/22/21		1,500	1,503,281
Shimao Property Holdings Ltd.:
6.38%, 10/15/21		2,150	2,207,089
6.13%, 02/21/24		945	976,894
5.60%, 07/15/26		945	947,953
Shui On Development Holding Ltd.:
(USD Swap Semi 5 Year + 8.81%), 7.50%(a)(k)(m)		1,000	992,618
6.25%, 11/28/21		600	591,000
5.75%, 11/12/23		945	888,300
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		209	213,576

45

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29	USD	302	$278,501
Summit Properties Ltd., 2.00%, 01/31/25	EUR	273	253,125
Sunac China Holdings Ltd.:
6.88%, 08/08/20	USD	1,285	1,285,000
7.88%, 02/15/22		1,230	1,234,855
7.25%, 06/14/22		4,240	4,185,233
7.95%, 10/11/23		630	618,778
7.50%, 02/01/24		926	895,896
Theta Capital Pte. Ltd., 6.75%, 10/31/26		630	429,784
Times China Holdings Ltd.:
7.63%, 02/21/22		2,100	2,126,250
5.75%, 04/26/22		289	282,440
6.75%, 07/16/23		5,197	5,099,556
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(k)	EUR	1,000	1,021,880
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27	GBP	690	957,476
Series N, 6.46%, 03/30/32(e)		1,000	1,352,278
VLL International, Inc.:
7.38%, 06/18/22	USD	2,000	2,040,000
5.75%, 11/28/24		2,000	1,846,250
Wanda Group Overseas Ltd., 7.50%, 07/24/22		4,935	4,225,594
Yango Justice International Ltd.:
7.50%, 11/16/20		800	794,500
6.80%, 03/11/21		3,070	2,981,738
10.00%, 02/12/23		200	198,188
9.25%, 04/15/23		630	577,237
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		7,230	7,053,769
6.80%, 02/27/24		3,965	3,796,487
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		1,392	1,378,205
8.63%, 01/23/22		630	630,000
8.50%, 02/04/23		630	607,950
6.00%, 10/25/23		2,995	2,639,344
8.50%, 02/26/24		5,630	5,214,787
8.38%, 10/30/24		1,630	1,473,622
Zhenro Properties Group Ltd.:
5.60%, 02/28/21		1,260	1,233,225
9.15%, 03/08/22		2,055	2,055,630
8.70%, 08/03/22		4,930	4,831,400
9.15%, 05/06/23		630	615,825

			300,574,958

Road & Rail — 0.2%
Algeco Global Finance plc, 8.00%, 02/15/23(b)		415	363,125
Avis Budget Car Rental LLC, 5.50%, 04/01/23		73	47,844
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44		800	1,047,328
4.15%, 12/15/48		425	523,501
3.55%, 02/15/50		425	480,305
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		508	472,440
CSX Corp.:
3.80%, 03/01/28		1,050	1,172,545
4.30%, 03/01/48		650	794,297
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(a)	EUR	343	321,375
3.38%, 12/15/26		398	371,816

Security		Par (000)	Value

Road & Rail (continued)
Loxam SAS:
3.50%, 04/15/22	EUR	109	$110,728
3.50%, 05/03/23		720	731,809
4.25%, 04/15/24		300	305,742
3.25%, 01/14/25		708	694,396
3.75%, 07/15/26		673	678,506
Norfolk Southern Corp.:
2.55%, 11/01/29	USD	1,700	1,765,846
4.15%, 02/28/48		750	895,360
3.05%, 05/15/50		225	224,471
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		5,000	4,953,500
Penske Truck Leasing Co. LP(b):
4.25%, 01/17/23		325	339,462
2.70%, 03/14/23		675	677,910
3.45%, 07/01/24		1,600	1,658,301
4.00%, 07/15/25		4,525	4,789,203
Rumo Luxembourg SARL, 5.88%, 01/18/25(b)		2,900	2,860,125
Ryder System, Inc.:
2.50%, 05/11/20		355	354,969
2.88%, 09/01/20		1,000	1,001,022
2.50%, 09/01/24		1,150	1,127,142
Uber Technologies, Inc.(b):
7.50%, 11/01/23		1,424	1,427,389
8.00%, 11/01/26		661	677,532
7.50%, 09/15/27		1,151	1,174,135
Union Pacific Corp.:
3.55%, 08/15/39		525	568,045
4.05%, 03/01/46		825	950,600
4.30%, 03/01/49		450	545,185
3.95%, 08/15/59		975	1,105,874
3.84%, 03/20/60(b)		1,100	1,222,113

			36,433,941

Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 6.63%, 09/15/27(b)		1,100	1,130,250
Analog Devices, Inc., 2.95%, 04/01/25		850	886,495
Applied Materials, Inc., 3.30%, 04/01/27		1,200	1,324,631
Broadcom Corp.:
2.65%, 01/15/23		700	713,171
3.63%, 01/15/24		660	689,086
Broadcom, Inc.(b):
3.13%, 10/15/22		1,600	1,658,077
3.63%, 10/15/24		100	105,392
4.70%, 04/15/25		10,995	12,123,653
4.25%, 04/15/26		1,550	1,661,187
4.75%, 04/15/29		2,125	2,335,733
5.00%, 04/15/30		23,521	26,456,099
Entegris, Inc.(b):
4.63%, 02/10/26		1,649	1,653,122
4.38%, 04/15/28		1,898	1,900,373
Global A&T Electronics Ltd., 8.50%, 01/12/23.		3,000	2,400,000
Infineon Technologies AG, (EUR Swap Annual 5 Year + 3.39%), 2.88%(a)(k)	EUR	800	815,312
Intel Corp.:
3.30%, 10/01/21	USD	110	114,173
3.10%, 02/15/60		700	748,782
KLA Corp.:
4.65%, 11/01/24		800	890,757
4.10%, 03/15/29		950	1,076,507
3.30%, 03/01/50		850	831,392
Lam Research Corp.:
4.00%, 03/15/29		925	1,079,649
4.88%, 03/15/49		950	1,293,376
3.13%, 06/15/60		1,115	1,111,666

46

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.:
2.85%, 04/01/30	USD	1,415	$1,541,769
3.50%, 04/01/40		1,930	2,169,323
3.50%, 04/01/50		2,410	2,765,439
3.70%, 04/01/60		1,346	1,574,882
NXP BV(b):
4.13%, 06/01/21		1,098	1,121,682
3.88%, 09/01/22		1,087	1,126,265
2.70%, 05/01/25		315	318,494
3.88%, 06/18/26		400	419,133
3.15%, 05/01/27		745	752,717
4.30%, 06/18/29		1,875	1,989,604
3.40%, 05/01/30		1,190	1,189,613
Qorvo, Inc.:
5.50%, 07/15/26		1,052	1,104,600
4.38%, 10/15/29(b)		2,679	2,668,954
QUALCOMM, Inc.:
2.90%, 05/20/24		1,300	1,387,354
4.30%, 05/20/47		500	607,100
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		500	515,000

			84,250,812

Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		180	179,100
Adobe, Inc., 1.70%, 02/01/23		265	271,800
Ascend Learning LLC:
6.88%, 08/01/25(b)		6,977	6,907,230
Autodesk, Inc., 3.50%, 06/15/27		625	671,403
CA, Inc., 3.60%, 08/15/22		375	380,489
Camelot Finance SA, 4.50%, 11/01/26(b)		5,938	5,982,535
Castle US Holding Corp., 9.50%, 02/15/28(b)	.	2,352	2,210,880
CDK Global, Inc.:
5.00%, 10/15/24(e)		350	362,250
5.88%, 06/15/26		545	570,888
4.88%, 06/01/27		3,745	3,735,637
5.25%, 05/15/29(b)		1,445	1,473,900
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		6,626	6,478,373
Fair Isaac Corp.(b):
5.25%, 05/15/26		225	232,312
4.00%, 06/15/28		2,158	2,139,657
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		5,674	5,971,885
Infor US, Inc., 6.50%, 05/15/22		8,015	8,022,214
j2 Cloud Services LLC, 6.00%, 07/15/25(b)		465	469,650
Microsoft Corp.:
3.63%, 12/15/23		800	883,243
3.30%, 02/06/27		2,550	2,877,500
3.45%, 08/08/36		750	873,883
4.10%, 02/06/37		1,200	1,495,226
4.45%, 11/03/45		675	917,474
3.70%, 08/08/46		1,475	1,813,895
NortonLifeLock, Inc., 5.00%, 04/15/25(b)		1,240	1,247,750
Nuance Communications, Inc., 5.63%, 12/15/26		5,606	5,876,209
Open Text Corp.(b):
5.88%, 06/01/26		300	315,000
3.88%, 02/15/28		3,955	3,875,900
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	.	2,427	2,360,743

Security		Par (000)	Value

Software (continued)
Oracle Corp.:
2.40%, 09/15/23	USD	1,000	$1,046,650
2.50%, 04/01/25		3,300	3,471,849
2.95%, 04/01/30		14,265	15,575,845
3.85%, 07/15/36		1,150	1,325,635
3.60%, 04/01/40		6,940	7,829,214
5.38%, 07/15/40		650	885,585
4.13%, 05/15/45		1,325	1,574,587
4.00%, 07/15/46		350	416,372
4.00%, 11/15/47		950	1,132,762
3.60%, 04/01/50		21,825	24,791,650
3.85%, 04/01/60		7,750	8,979,212
PTC, Inc.:
6.00%, 05/15/24		1,036	1,067,391
3.63%, 02/15/25(b)		1,490	1,466,905
4.00%, 02/15/28(b)		1,628	1,595,440
RP Crown Parent LLC, 7.38%, 10/15/24(b)		2,645	2,598,713
Solera LLC, 10.50%, 03/01/24(b)		11,746	11,687,270
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		6,751	6,919,775
Veritas US, Inc., 7.50%, 02/01/23(b)		924	897,712
VMware, Inc.:
2.30%, 08/21/20		1,900	1,901,708
2.95%, 08/21/22		2,000	2,029,140
4.50%, 05/15/25		3,453	3,641,938
4.70%, 05/15/30		4,825	5,158,117

			174,590,496

Specialty Retail — 0.3%
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(a)(k)		379	261,036
Douglas GmbH, 6.25%, 07/15/22	EUR	600	525,101
Dufry One BV:
1.00%, 05/04/23(m)	CHF	200	229,445
2.50%, 10/15/24	EUR	400	360,096
2.00%, 02/15/27		1,470	1,232,447
eG Global Finance plc:
3.63%, 02/07/24		786	753,533
4.38%, 02/07/25		453	424,439
6.75%, 02/07/25(b)	USD	1,438	1,308,580
6.25%, 10/30/25	EUR	2,401	2,368,022
8.50%, 10/30/25(b)	USD	2,845	2,773,875
Gap, Inc. (The)(b):
8.38%, 05/15/23		953	992,502
8.88%, 05/15/27		1,245	1,297,912
Group 1 Automotive, Inc., 5.00%, 06/01/22(e)		275	261,938
Home Depot, Inc. (The):
2.70%, 04/15/30		1,441	1,542,411
4.20%, 04/01/43		575	685,990
4.50%, 12/06/48		975	1,259,153
3.35%, 04/15/50		1,996	2,210,468
L Brands, Inc.:
5.63%, 02/15/22		504	440,294
5.63%, 10/15/23		325	264,875
7.50%, 06/15/29		600	443,370
6.88%, 11/01/35		3,687	2,715,107
6.75%, 07/01/36		369	265,680
Lowe’s Cos., Inc.:
4.65%, 04/15/42		450	537,104
3.70%, 04/15/46		925	1,006,008
4.55%, 04/05/49		825	1,002,232
Murphy Oil USA, Inc., 4.75%, 09/15/29		1,825	1,879,203
Penske Automotive Group, Inc., 5.50%, 05/15/26		320	292,800

47

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
PetSmart, Inc.(b):
7.13%, 03/15/23	USD	2,152	$2,060,540
5.88%, 06/01/25		5,830	5,873,725
Sally Holdings LLC, 5.63%, 12/01/25		895	733,542
SRS Distribution, Inc., 8.25%, 07/01/26(b)		4,649	4,269,177
Staples, Inc., 7.50%, 04/15/26(b)		6,212	4,907,480
Tendam Brands SAU:
5.00%, 09/15/24	EUR	370	271,613
(EURIBOR 3 Month + 5.25%), 5.25%, 09/15/24(a)		370	269,121

			45,718,819

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.:
1.80%, 09/11/24	USD	170	176,268
2.20%, 09/11/29		1,800	1,913,978
4.50%, 02/23/36		1,075	1,371,818
3.45%, 02/09/45		225	256,688
3.85%, 08/04/46		1,550	1,894,127
Dell International LLC(b):
4.42%, 06/15/21		4,450	4,522,264
5.45%, 06/15/23		835	883,749
7.13%, 06/15/24		3,433	3,557,275
5.85%, 07/15/25		4,197	4,565,212
6.02%, 06/15/26		1,775	1,927,588
EMC Corp., 3.38%, 06/01/23		650	646,750
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20(e)		620	623,918
4.45%, 10/02/23		700	737,059
NCR Corp.:
5.00%, 07/15/22		650	648,375
6.38%, 12/15/23		400	405,000
5.75%, 09/01/27(b)		1,330	1,333,325
6.13%, 09/01/29(b)		1,136	1,127,480
Nuoxi Capital Ltd., 7.50%, 01/28/22		664	141,308
Western Digital Corp., 4.75%, 02/15/26		2,017	2,059,216
Xerox Corp.:
3.50%, 08/20/20		1,000	1,000,000
4.80%, 03/01/35		1,315	1,121,037

			30,912,435

Textiles, Apparel & Luxury Goods — 0.2%
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(m)	EUR	1,300	668,496
Hanesbrands, Inc., 5.38%, 05/15/25(b)	USD	763	763,000
Levi Strauss & Co.:
5.00%, 05/01/25(b)		1,579	1,593,448
3.38%, 03/15/27	EUR	200	219,608
NIKE, Inc.:
2.85%, 03/27/30	USD	5,655	6,137,988
3.25%, 03/27/40		5,622	6,108,356
3.38%, 03/27/50		4,129	4,629,397
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 .		2,783	1,295,486
PVH Corp., 3.63%, 07/15/24	EUR	750	820,523
Under Armour, Inc., 3.25%, 06/15/26	USD	400	360,410
William Carter Co. (The), 5.63%, 03/15/27(b)		2,360	2,392,474

			24,989,186

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.38%, 01/14/25(b)		1,575	1,567,986
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	200	204,749
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	830	705,500
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22		700	577,500
4.25%, 02/01/27		2,959	2,056,505
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22		3,600	2,813,625

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23	USD	1,786	$1,714,560
9.13%, 07/15/26		2,042	1,952,663
6.00%, 01/15/27		3,249	2,771,722
Quicken Loans, Inc., 5.75%, 05/01/25(b)		825	808,500
Radian Group, Inc.:
4.50%, 10/01/24		650	630,500
4.88%, 03/15/27		1,905	1,670,780

			17,474,590

Tobacco — 0.2%
Altria Group, Inc.:
4.75%, 05/05/21		900	928,631
3.49%, 02/14/22		502	518,995
2.85%, 08/09/22		2,013	2,070,032
3.80%, 02/14/24		690	738,828
5.38%, 01/31/44		500	571,356
5.95%, 02/14/49		1,850	2,320,570
BAT Capital Corp.:
2.76%, 08/15/22		7,399	7,496,648
2.79%, 09/06/24		800	813,968
3.46%, 09/06/29		1,350	1,378,051
4.91%, 04/02/30		2,325	2,617,286
4.39%, 08/15/37		675	691,831
4.54%, 08/15/47		1,000	1,047,109
Philip Morris International, Inc.:
2.50%, 08/22/22		730	754,313
2.50%, 11/02/22		1,900	1,968,969
1.50%, 05/01/25		1,965	1,963,438
Vector Group Ltd., 6.13%, 02/01/25(b)		3,450	3,346,500

			29,226,525

Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.50%, 03/01/21		1,300	1,234,342
3.50%, 01/15/22		2,040	1,924,406
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		786	694,628
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		545	492,489
6.50%, 10/01/25		825	676,500
HD Supply, Inc., 5.38%, 10/15/26(b)		8,886	9,062,831
Herc Holdings, Inc., 5.50%, 07/15/27(b)		1,261	1,182,062
United Rentals North America, Inc.:
5.50%, 07/15/25		712	720,900
4.63%, 10/15/25		2,502	2,458,215
5.88%, 09/15/26		1,234	1,267,935
5.50%, 05/15/27		4,386	4,429,860
3.88%, 11/15/27		322	314,755
4.88%, 01/15/28		635	636,397
5.25%, 01/15/30		6	6,015
4.00%, 07/15/30		1,241	1,172,745
WESCO Distribution, Inc., 5.38%, 12/15/21		200	197,000

			26,471,080

Transportation Infrastructure — 0.0%
Atlantia SpA:
1.63%, 02/03/25	EUR	500	494,941
1.88%, 07/13/27		200	192,409
Autostrade per l’Italia SpA:
6.25%, 06/09/22	GBP	300	371,139
5.88%, 06/09/24	EUR	1,800	2,112,363
4.38%, 09/16/25		400	455,476

48

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Royal Capital BV(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%(a)	USD	1,000	$930,685
5.88%		1,014	972,172
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)		508	472,984

			6,002,169

Water Utilities — 0.0%
American Water Capital Corp., 3.45%, 05/01/50		1,383	1,534,742

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV:
3.13%, 07/16/22		300	306,094
3.63%, 04/22/29		1,850	1,970,664
4.38%, 04/22/49		850	984,640
C&W Senior Financing DAC(b):
7.50%, 10/15/26		625	625,138
6.88%, 09/15/27		985	972,687
Comunicaciones Celulares SA, 6.88%, 02/06/24(b)		1,045	1,045,000
Connect Finco SARL, 6.75%, 10/01/26(b)		11,009	10,431,027
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		1,813	1,486,660
Hughes Satellite Systems Corp.:
5.25%, 08/01/26		3,302	3,483,610
6.63%, 08/01/26		2,035	2,169,310
Matterhorn Telecom SA:
2.63%, 09/15/24	EUR	200	212,827
4.00%, 11/15/27		1,100	1,193,526
Millicom International Cellular SA, 5.13%, 01/15/28(b)	USD	5,600	5,169,500
Rogers Communications, Inc., 3.70%, 11/15/49		650	698,331
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	2,075	2,239,780
(USD Swap Rate 5 Year + 4.23%), 6.00%(a)(k)	USD	700	602,644
4.50%, 04/20/25	EUR	200	211,938
4.75%, 07/30/25		1,783	1,899,950
3.13%, 09/19/25		900	912,295
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(k)	USD	3,900	3,396,900
5.00%, 04/15/28	EUR	1,500	1,590,352
4.00%, 09/19/29		700	690,846
Sprint Communications, Inc., 6.00%, 11/15/22	USD	1,300	1,374,893
Sprint Corp.:
7.25%, 09/15/21		1,050	1,101,187
7.88%, 09/15/23		4,790	5,383,242
7.13%, 06/15/24		2,246	2,521,180
7.63%, 02/15/25		2,042	2,343,195
7.63%, 03/01/26		3,097	3,660,964
Sprint Spectrum Co. LLC, 4.74%, 03/20/25(b)		240	252,600
Telefonica Europe BV(a)(k):
(EUR Swap Annual 5 Year + 3.86%), 3.75% EUR		900	982,685
(EUR Swap Annual 10 Year + 4.30%), 5.87%		1,900	2,218,910
(EUR Swap Annual 6 Year + 4.11%), 4.37%		2,000	2,224,575
(EUR Swap Annual 8 Year + 2.97%), 3.88%		700	753,872

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	1,003	$1,025,567
6.00%, 03/01/23		700	706,755
6.50%, 01/15/24		675	690,120
6.00%, 04/15/24		650	662,740
6.38%, 03/01/25		2,601	2,669,276
3.50%, 04/15/25(b)		1,250	1,321,775
5.13%, 04/15/25		1,435	1,452,938
6.50%, 01/15/26		1,931	2,039,619
4.50%, 02/01/26		1,187	1,222,966
5.38%, 04/15/27		250	264,403
4.75%, 02/01/28		7,617	7,998,002
3.88%, 04/15/30(b)		15,870	17,416,214
4.38%, 04/15/40(b)		475	539,182
4.50%, 04/15/50(b)		1,205	1,410,332
United States Cellular Corp., 6.70%, 12/15/33		199	208,950
VEON Holdings BV, 4.00%, 04/09/25(b)		3,128	3,203,072
Vodafone Group plc:
5.25%, 05/30/48		1,025	1,281,369
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(a)	EUR	1,332	1,493,163
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79(a)		2,600	2,807,748
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)	USD	14,595	16,717,762

			130,242,975

Total Corporate Bonds — 31.2% (Cost: $5,151,487,426)			4,958,189,008

Equity-Linked Notes — 14.4%

Aerospace & Defense — 0.3%
JPMorgan Structured Products BV (Lockheed Martin Corp.), 16.01%, 07/17/20(b)		126	48,936,111

Air Freight & Logistics — 0.1%
Societe Generale SA (FedEx Corp.), 28.33%, 06/23/20		165	20,945,385

Banks — 0.6%
Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 19.64%, 07/08/20(b)		2,002	48,097,668
Royal Bank of Canada (JPMorgan Chase & Co.), 18.08%, 07/14/20		496	47,470,498

			95,568,166

Beverages — 0.6%
BNP Paribas SA (Coca-Cola Co. (The)), 16.86%, 07/17/20		1,039	48,099,276
Citigroup Global Markets Holdings, Inc. (PepsiCo, Inc.), 13.27%, 07/23/20(b)		344	46,148,749

			94,248,025

Chemicals — 0.3%(b)
Royal Bank of Canada (Air Products and Chemicals, Inc.), 14.43%, 07/08/20		91	20,418,181
UBS AG (Ecolab, Inc.), 0.00%, 07/23/20		102	20,144,545

			40,562,726

Commercial Services & Supplies — 0.1%
Societe Generale SA (Copart, Inc.), 15.23%, 05/19/20		124	10,056,919

Communications Equipment — 0.4%
Merrill Lynch International & Co. (Cisco Systems, Inc.), 14.59%, 05/13/20		1,402	58,803,514

49

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services — 0.9%
Merrill Lynch International & Co. (Berkshire Hathaway, Inc.), 10.98%, 05/01/20	USD	225	$50,928,717
Royal Bank of Canada (Utilities Select Sector SPDR Fund), 17.74%, 05/19/20(b)		862	48,140,862
Royal Bank of Canada (Vanguard Real Estate ETF), 22.32%, 05/19/20(b)		678	50,339,851

			149,409,430

Diversified Telecommunication Services — 0.6%
Citigroup Global Markets Holdings, Inc. (Telekom Malaysia Bhd), 18.69%, 07/22/20(b)		1,597	48,663,236
Nomura Holdings, Inc. (Masmovil Ibercom SA), 0.00%, 07/20/20(b)		108	4,502,810
Societe Generale SA (Verizon Communications, Inc.), 8.69%, 06/23/20		819	47,290,927

			100,456,973

Electric Utilities — 0.2%
Nomura Holdings, Inc. (NextEra Energy Capital Holdings, Inc.), 16.76%, 07/22/20		143	33,954,035

Electrical Equipment — 0.1%
JPMorgan Structured Products BV (ABB Ltd.), 0.00%, 07/07/20(b)	CHF	458	8,669,083

Entertainment — 0.0%
Goldman Sachs International (Take-Two Interactive Software, Inc.), 21.77%, 05/13/20	USD	38	4,688,227

Equity Real Estate Investment Trusts (REITs) — 0.5%
BNP Paribas SA (American Tower Corp.), 14.79%, 07/20/20(b)		134	31,761,981
Nomura Holdings, Inc. (Prologis, Inc.), 18.20%, 07/15/20		533	48,007,405

			79,769,386

Food & Staples Retailing — 0.6%
Goldman Sachs International (Costco Wholesale Corp.), 9.94%, 05/27/20		191	58,055,544
Goldman Sachs International (Kroger Co. (The)), 12.99%, 06/01/20		1,297	41,173,253

			99,228,797

Food Products — 0.4%
BNP Paribas SA (Mondelez International, Inc.), 13.35%, 07/17/20		686	35,264,634
JPMorgan Structured Products BV (Campbell Soup Co.), 22.11%, 06/05/20(b)		119	6,013,491
JPMorgan Structured Products BV (General Mills, Inc.), 14.60%, 06/23/20(b)		335	20,197,082
JPMorgan Structured Products BV (JM Smucker Co. (The)), 18.14%, 06/04/20(b)		39	4,486,466

			65,961,673

Health Care Equipment & Supplies — 0.2%
Royal Bank of Canada (Medtronic plc), 8.28%, 05/20/20(b)		354	34,736,532

Health Care Providers & Services — 1.7%
Bank of Montreal (Quest Diagnostics, Inc.), 17.12%, 06/11/20(b)		85	9,081,550
BNP Paribas SA (Anthem, Inc.), 16.75%, 07/20/20(b)		151	42,392,947
BNP Paribas SA (CVS Health Corp.), 12.79%, 05/08/20		754	46,579,974
Goldman Sachs International (McKesson Corp.), 26.75%, 05/07/20		446	62,314,196
Royal Bank of Canada (UnitedHealth Group, Inc.), 19.68%, 06/03/20(b)		216	62,965,480

Security		Par (000)	Value

Health Care Providers & Services (continued)
UBS AG (Humana, Inc.), 0.00%, 07/20/20(b)	USD	112	$42,477,416

			265,811,563

Hotels, Restaurants & Leisure — 0.8%
Bank of Montreal (Domino’s Pizza, Inc.), 19.49%, 06/11/20(b)		55	20,199,023
Royal Bank of Canada (McDonald’s Corp.), 13.64%, 07/23/20		253	47,359,435
Royal Bank of Canada (Starbucks Corp.), 18.57%, 07/23/20		621	47,515,340
UBS AG (Yum! Brands, Inc.), 0.00%, 07/20/20(b)		196	17,138,474

			132,212,272

Household Products — 0.3%
Royal Bank of Canada (Kimberly-Clark Corp.), 11.74%, 07/22/20(b)		336	46,975,978

Industrial Conglomerates — 0.4%(b)
Citigroup Global Markets Holdings, Inc. (3M Co.), 14.09%, 07/23/20		299	45,989,228
JPMorgan Structured Products BV (Roper Technologies, Inc.), 0.00%, 07/23/20		25	8,509,611

			54,498,839

Interactive Media & Services — 0.3%
Royal Bank of Canada (Alphabet, Inc.), 10.79%, 07/23/20		35	47,560,349

IT Services — 0.3%
Merrill Lynch International & Co. (Akamai Technologies, Inc.), 15.68%, 07/20/20		87	8,465,085
Nomura Holdings, Inc. (Mastercard, Inc.), 0.00%, 07/16/20(b)		149	42,163,104

			50,628,189

Life Sciences Tools & Services — 0.3%
Citigroup Global Markets Holdings, Inc. (Thermo Fisher Scientific, Inc.), 12.59%, 07/22/20(b)		140	47,421,282

Machinery — 0.1%
Goldman Sachs International (Deere & Co.), 26.51%, 05/19/20		146	21,236,992

Oil, Gas & Consumable Fuels — 0.0%
Societe Generale SA (TOTAL SA), 11.20%, 05/04/20	EUR	174	6,445,609

Personal Products — 0.3%
Nomura Holdings, Inc. (Procter & Gamble Hygiene & Health Care Ltd.), 12.76%, 07/17/20	USD	392	47,002,465

Pharmaceuticals — 1.0%(b)
Bank of Montreal (Eli Lilly and Co.), 16.00%, 06/11/20		295	46,092,638
Citigroup Global Markets Holdings, Inc. (Merck & Co, Inc.), 13.17%, 07/23/20		574	46,077,594
Royal Bank of Canada (Johnson & Johnson), 14.62%, 06/03/20		410	61,599,240

			153,769,472

Professional Services — 0.2%
BNP Paribas SA (TransUnion), 18.36%, 07/17/20		57	4,518,096
JPMorgan Structured Products BV (Equifax, Inc.), 21.42%, 07/17/20(b)		153	21,117,517

			25,635,613

50

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail — 0.0%
Citigroup Global Markets Holdings, Inc. (Knight-Swift Transportation Holdings, Inc.), 20.90%, 07/22/20(b)	USD	128	$4,694,594

Semiconductors & Semiconductor Equipment — 1.1%
BNP Paribas SA (Maxim Integrated Products, Inc.), 17.33%, 07/20/20(b)		149	8,519,731
BNP Paribas SA (QUALCOMM, Inc.), 20.00%, 07/23/20		602	47,433,607
Citigroup Global Markets Holdings, Inc. (Texas Instruments, Inc.), 21.17%, 07/22/20(b)		426	49,494,888
UBS AG (NVIDIA Corp.), 20.60%, 05/13/20		218	59,912,654

			165,360,880

Software — 1.3%
JPMorgan Structured Products BV (Adobe, Inc.), 11.36%, 06/11/20(b)		138	48,576,486
Royal Bank of Canada (Microsoft Corp.), 14.40%, 07/17/20		265	47,337,871
Societe Generale SA (Oracle Corp.), 16.86%, 06/19/20		897	47,798,323
Societe Generale SA (salesforce.com, Inc.), 27.09%, 06/04/20		307	48,812,903
Societe Generale SA (Synopsys, Inc.), 10.74%, 05/19/20		78	12,239,300

			204,764,883

Specialty Retail — 0.2%
BNP Paribas SA (O’Reilly Automotive, Inc.), 15.44%, 06/11/20		73	28,308,855
Royal Bank of Canada (Advance Auto Parts, Inc.)(b):
13.31%, 05/19/20		30	3,652,476
13.33%, 05/20/20		30	3,654,476

			35,615,807

Tobacco — 0.2%
HSBC Bank plc (British American Tobacco plc), 0.00%, 07/17/20	GBP	828	24,294,639

Total Equity-Linked Notes — 14.4% (Cost: $2,260,763,722)			2,279,924,408

Floating Rate Loan Interests — 6.1%(j)

Aerospace & Defense — 0.1%
Arconic Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.24%, 03/25/27(d)	USD	957	947,430
Dynasty Acquisition Co., Inc., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.95%, 04/06/26		13,190	11,508,232
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.74%, 11/28/21		2,008	1,663,350
TransDigm, Inc., Term Loan(n):
08/22/24		4,426	3,865,063
12/09/25		5,630	4,914,876

			22,898,951

Airlines — 0.1%
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.81%, 12/15/23		3,671	2,811,580
American Airlines, Inc., Term Loan B1, 06/27/25(n)		1,718	1,195,510
American Airlines, Inc., Term Loan B23, 04/28/23(n)		1,882	1,436,797
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/26		5,251	4,204,768

			9,648,655

Security		Par (000)	Value

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 3.90%, 04/30/26	USD	9,321	$8,417,305
Wand Newco 3, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.07%, 02/05/26		2,207	1,955,559

			10,372,864

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 4.65%, 12/12/25(d)		5,517	4,827,084

Building Products — 0.0%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24		2,125	1,914,985
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.71%, 12/19/23		5,983	5,196,233

			7,111,218

Capital Markets — 0.0%
Fortress Investment Group LLC, Term Loan B, 12/27/22(n)		677	648,699
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.97%, 04/12/24(d)		1,641	1,493,487
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 3.69%, 06/03/26		2,301	2,036,124
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.07%, 05/29/26		4,295	2,603,719

			6,782,029

Chemicals — 0.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 01/31/24		6,221	5,791,819
Ascend Performance Materials LLC, Term
Loan B, (LIBOR USD 3 Month + 5.25%), 6.70%, 08/14/26(d)		4,536	4,127,862
Axalta Dupont PC, Term Loan, 06/01/24(n)		2,431	2,358,071
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 2.16%, 04/03/25		1,490	1,356,335
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 3 Month + 3.50%), 4.50%-5.75%, 06/13/23		1,630	1,373,454
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 06/28/24(d)		797	693,101
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.78%, 03/28/25(d)		954	825,430
IPS Acquisition LLC, Term Loan B2, (LIBOR USD 1 Month + 3.25%), 4.25%, 11/07/24	2,712		2,440,796
Messer Industries GmbH, Term Loan, 03/02/26(n)		3,511	3,311,421
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.66%, 05/15/24		995	884,551
OXEA Holding Vier GmbH, Term Loan, 10/14/24(n)		3,762	3,357,759

			26,520,599

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 11/10/23		3,392	3,345,984
Allied Universal Holdco LLC, Term Loan B, 07/10/26(n)		8,121	7,536,438
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(n)		5,838	4,920,227
Capri Acquisitions Bidco Ltd., Term Loan, 11/01/24(n)		4,963	4,532,564

51

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Cast & Crew Payroll LLC, 1st Lien Term Loan, 01/16/26(n)	USD	3,509	$2,957,448
Diamond (BC) BV, Term Loan, 09/06/24(n)		3,283	2,816,995
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.88%, 09/19/26(d)		964	872,480
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.27%, 09/23/26		2,766	2,615,571
Tempo Acquisition LLC, Term Loan, 05/01/24(n)		11,478	10,753,895
US Ecology Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 2.90%, 11/02/26(d)		581	563,129
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.95%, 10/10/24		1,179	913,230
(LIBOR USD 3 Month + 4.00%), 5.45%, 10/10/24		2,908	2,269,832

			44,097,793

Construction & Engineering — 0.0%
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.58%, 04/01/25		576	492,654
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%, 05/23/25		2,875	2,557,044

			3,049,698

Construction Materials — 0.1%
American Builders And Contractors Supply, Term Loan, 01/15/27(n)		4,314	4,032,619
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 3.77%-4.33%, 08/01/24		5,721	5,369,129
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(n)		3,522	3,014,155
TAMKO Building Products, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.65%, 05/29/26(d)		942	890,531

			13,306,434

Containers & Packaging — 0.2%
Berry Global, Inc., Term Loan:
10/01/22(n)		2,503	2,434,984
(LIBOR USD 1 Month + 2.00%), 2.83%, 07/01/26		752	716,461
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 04/03/24		5,938	5,080,811
Charter NEX US, Inc., 1st Lien Term Loan:
05/16/24(n)		4,868	4,593,919
(LIBOR USD 1 Month + 3.50%), 4.49%, 05/16/24		959	916,127
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/23		3,187	2,972,054
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.40%, 07/31/26		1,374	1,229,911
Reynolds Group Holdings, Inc., 1st Lien Term Loan, 02/05/23(n)		9,257	8,807,934

			26,752,201

Diversified Consumer Services — 0.2%
AlixPartners LLP, 1st Lien Term Loan, 04/04/24(n)		4,717	4,533,773
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 11/07/23		5,633	5,359,857
Maverick Purchaser Sub, LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.40%, 01/29/27		690	657,225

Security		Par (000)	Value

Diversified Consumer Services (continued)
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.26%, 12/07/24	USD	1,559	$1,287,250
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		6,932	6,135,218
Spin Holdco, Inc., 1st Lien Term Loan B, 11/14/22(n)		6,332	5,787,160
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		1,780	1,592,101
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.74%, 03/19/26		2,648	2,495,626

			27,848,210

Diversified Financial Services — 0.8%
Advisor Group Holdings, Inc., Term Loan, 07/31/26(n)		3,144	2,533,408
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.26%, 10/30/26(d)		2,127	1,999,436
BW Gas & Convenience Holdings LLC, Term Loan, 11/13/26(n)		690	617,280
Colorado Plaza, Term Loan, (LIBOR USD 6 Month + 2.90%), 4.58%, 05/15/20(d)		9,600	7,680,000
Connect Finco SARL, Term Loan B, 12/11/26(n)		15,984	14,572,143
Deerfield Dakota Holding, LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 4.75%, 04/09/27		3,958	3,759,800
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 07/11/25		2,257	1,703,932
Houston Center, Term Loan, (LIBOR USD 6 Month + 2.10%), 2.25%-2.91%, 12/09/22		35,525	35,525,021
LSTAR Securities Financing, Term Loan, (LIBOR USD 6 Month + 2.00%), 2.99%, 05/02/22(d)		12,820	12,820,433
Park Avenue Tower, Term Loan, (LIBOR USD 6 Month + 1.00%), 2.71%-5.14%, 03/09/24(d)		31,329	31,266,318
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.12%-3.52%, 01/23/25(d)		3,039	2,127,011
Spring Education Group, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70%, 07/30/25		278	239,987
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.42%, 12/22/24		4,817	4,456,525
Ziggo Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.31%, 04/30/28		2,902	2,702,488

			122,003,782

Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.37%, 01/31/26		2,756	2,535,918
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.56%, 07/15/25		635	584,717
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.81%, 08/14/26		4,253	3,937,073
Iridium Satellite LLC, Term Loan, 11/04/26(n)		685	675,581
Level 3 Financing, Inc., Term Loan, 03/01/27(n)		4,741	4,532,014
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 11/15/24		3,040	2,795,629
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 4.50%, 01/31/26		3,185	2,933,238
Zayo Group LLC, Term Loan, 03/09/27(n)		19,271	18,061,355

			36,055,525

52

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.0%
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.40%, 01/15/25	USD	1,617	$1,548,643
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 12/13/25		1,639	1,505,546
Vistra Operations Co. LLC, Term Loan B3, 12/31/25(n)		5	4,652

			3,058,841

Electrical Equipment — 0.1%
Graftech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 02/12/25(d)		2,215	2,004,755
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(n)		5,698	5,260,831

			7,265,586

Energy Equipment & Services — 0.0%
McDermott International, Inc., Term Loan:
(LIBOR USD 3 Month + 9.00%), 10.37%, 10/21/20		704	663,114
(LIBOR USD 6 Month + 9.00%), 10.65%, 10/21/20		803	756,054
(LIBOR USD 3 Month + 4.00%), 7.25%, 05/09/25		2,299	762,443

			2,181,611

Entertainment — 0.0%
Creative Artists Agency LLC, Term Loan, 11/27/26(n)		3,043	2,715,754
PCI Gaming Authority, Inc., 1st Lien Term Loan, 05/29/26(n)		584	538,486
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.01%, 05/24/25		88	79,531
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.16%-4.37%, 05/18/25		3,676	2,720,267

			6,054,038

Equity Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc., Term Loan B, 08/09/26(d)(n)		1,709	1,529,546
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 08/21/25		4,230	3,889,227

			5,418,773

Food & Staples Retailing — 0.1%
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 4.09%, 05/23/25		1,370	1,255,521
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.40%, 05/23/25		1,560	1,437,833
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 2.74%, 06/27/23		3,860	3,548,002
(LIBOR USD 3 Month + 2.00%), 3.07%, 08/14/26		2,446	2,169,147

			8,410,503

Food Products — 0.2%
1011778 BC ULC, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 2.15%, 11/19/26		4,001	3,742,086
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.33%, 10/01/25		2,118	2,021,735
B&G Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.90%, 10/10/26		263	253,831
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.50%, 10/10/23		4,812	4,566,035

Security		Par (000)	Value

Food Products (continued)
Froneri International Ltd., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 5.75%, 01/31/28	USD	279	$262,958
Froneri International Ltd., Term Loan, 01/29/27(n)		8,770	8,094,008
Hostess Brands LLC, Term Loan, 08/03/25(n)		993	946,520
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.06%, 05/15/24		505	486,245
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.58%, 08/28/24		5,213	3,388,426

			23,761,844

Health Care Equipment & Supplies — 0.1%(n)
Immucor, Inc., 1st Lien Term Loan, 06/15/21		5,166	4,541,003
Sotera Health Holdings LLC, Term Loan, 11/20/26		12,932	12,395,469

			16,936,472

Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		1,078	995,991
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%-4.26%, 07/24/26		2,847	2,667,353
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%-4.45%, 06/07/23		2,884	2,725,706
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/31/25		854	691,637
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 10/10/25		3,427	2,341,516
Eyecare Partners LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 4.82%, 02/18/27		2,356	1,939,707
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.69%, 07/02/25(d)		3,104	2,917,511
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(n)		348	319,624
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 10/20/22(d)		2,552	2,041,518
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.90%, 08/06/26		2,747	2,561,685
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(n)		6,810	6,035,207
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/06/24		1,791	1,312,022
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.24%, 01/08/27		2,115	1,993,387
Wink Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 12/02/24		919	851,774
WP CityMD Bidco LLC, Term Loan, 08/13/26(n)		2,487	2,346,378

			31,741,016

Health Care Technology — 0.1%
Athenahealth, Inc., Term Loan B, 02/05/26(d)(n)		2,319	2,133,791
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.50%, 03/01/24		5,588	5,371,903

			7,505,694

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26		512	415,192
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 2.86%, 10/19/24		964	908,023

53

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 2.39%, 09/15/23	USD	1,053	$974,464
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 12/23/24		6,496	5,467,227
CityCenter Holdings LLC, Term Loan B, 04/18/24(n)		3,148	2,764,199
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.25%, 04/17/24		202	190,308
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 2.40%, 11/30/23		1,983	1,832,659
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(n)		2,264	1,806,615
Hilton Washington Dupont Hotel, Term Loan, (LIBOR USD 6 Month + 2.50%), 3.36%, 04/01/24(d)		14,250	11,400,000
IRB Holding Corp., Term Loan, 02/05/25(n)		4,229	3,680,335
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.47%, 04/03/25		2,955	2,812,245
Landry’s Finance Acquisition Co., Term Loan, 10/04/23(n)		312	320,929
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.00%, 08/06/21		878	809,559
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/29/24		613	490,784
Playtika Holding Corp., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/24		2,321	2,291,955
Scientific Games International, Inc., Term Loan B, 08/14/24(n)		1,543	1,271,829
Stars Group Holdings BV, Term Loan, 07/10/25(d)(n)		3,239	3,214,271
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.66%, 02/08/27		2,378	2,090,165
Whatabrands LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.73%, 07/31/26		2,459	2,262,404
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.15%, 05/30/25		985	901,171

			45,904,334

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.52%-4.64%, 11/08/23		1,158	511,248
(LIBOR USD 3 Month + 8.00%), 9.02%, 11/08/24		317	68,075

			579,323

Household Products — 0.0%
Reynolds Consumer Products LLC, Term Loan, 02/04/27(n)		1,393	1,340,108

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 2.66%, 01/15/24		2,550	2,459,275
Calpine Corp., Term Loan, 04/05/26(n)		1,788	1,719,544

			4,178,819

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.25%-4.95%, 03/03/25		8,562	5,650,599
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.40%, 03/31/25		3,650	3,461,195

Security		Par (000)	Value

Industrial Conglomerates (continued)
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 03/02/27(d)	USD	9,642	$9,039,375

			18,151,169

Insurance — 0.3%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.97%, 05/09/25		1,250	1,170,474
Alliant Holdings Intermediate LLC, Term Loan, 05/09/25(n)		5,184	4,831,088
AmWINS Group, Inc., Term Loan, 01/25/24(n)		4,814	4,641,958
AssuredPartners, Inc., Term Loan, 02/12/27(n)		2,604	2,427,243
Asurion LLC, 1st Lien Term Loan B6, 11/03/23(n)		4,411	4,202,485
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 6.90%, 08/04/25		2,886	2,784,990
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.40%, 11/03/24		5,484	5,219,052
Asurion LLC, Term Loan B4, 08/04/22(n)		788	757,672
HUB International Ltd., Term Loan B:
(LIBOR USD + 3.00%), 3.87%-4.02%, 04/25/25		1,933	1,806,546
04/25/25(n)		4,797	4,586,885
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 12/31/25(n)		5,272	4,828,817
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.40%, 09/03/26		2,024	1,885,780
USI, Inc., 1st Lien Term Loan B, 05/16/24(n)		7,125	6,694,722
USI, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.40%, 12/02/26		259	246,546

			46,084,258

IT Services — 0.7%
Aligned Energy LLC, Term Loan, (LIBOR USD 6 Month + 5.71%), 4.54%-5.71%, 10/09/23(d)		31,847	31,846,957
Ancestry.com Operations, Inc., Term Loan B:
(LIBOR USD 1 Month + 3.75%), 4.75%, 10/19/23(d)		5,402	4,916,127
(LIBOR USD 1 Month + 4.25%), 4.66%, 08/27/26		993	857,520
Applied Systems, Inc., Term Loan: 09/19/24(n)		4,774	4,563,736
(LIBOR USD 3 Month + 7.00%), 8.45%, 09/19/25		736	699,200
Boxer Parent Co., Inc., Term Loan B, 10/02/25(n)		1,115	958,578
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%-3.65%, 10/30/26		6,372	6,085,517
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/29/24		6,517	6,174,724
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.66%, 06/01/22		2,368	2,281,333
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 11/27/24		1,050	997,791
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.65%, 12/01/23		4,441	4,196,895
IG Investments Holdings LLC, Term Loan, 05/23/25(n)		2,986	2,499,724
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(n)		2,803	2,436,795
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 7.65%, 12/01/25		1,077	909,514

54

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.71%, 08/01/25	USD	1,409	$500,195
Presidio Holdings Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.28%, 01/22/27		956	899,041
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 02/12/27		6,505	5,269,445
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.76%, 11/03/23		800	748,381
Solera LLC, Term Loan B1, (LIBOR USD 3 Month + 2.75%), 4.36%, 03/03/23		564	533,250
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.70%, 09/30/22		4,747	4,569,043
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		2,731	2,621,914
SS&C Technologies Holdings, Inc., Term Loan B5, (LIBOR USD 1 Month + 1.75%), 2.15%, 04/16/25		3,048	2,924,596
Trans Union LLC, Term Loan B, 11/16/26(n)		5,030	4,810,419
Verscend Holding Corp., Term Loan B, 08/27/25(n)		3,861	3,628,099
Vertafore, Inc., Term Loan B, 07/02/25(n)		7,283	6,669,379
VS Buyer LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.86%, 02/28/27		3,742	3,517,480
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.65%, 05/15/26		5,874	5,509,610

			111,625,263

Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.25%, 11/21/24		1,586	1,554,606
eResearchTechnology, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 02/04/27		5,114	4,786,142
IQVIA, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 03/07/24		2,095	2,007,929

			8,348,677

Machinery — 0.1%
Clark Equipment Co., Term Loan, (LIBOR USD 3 Month + 1.75%), 3.20%, 05/18/24		683	637,573
Gates Global LLC, Term Loan B, 04/01/24(n)		2,727	2,503,146
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.15%, 03/01/27		3,347	3,169,609
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 01/31/24(d)		420	398,772
Titan Acquisition Ltd., Term Loan, 03/28/25(n)		10,597	9,274,850

			15,983,950

Media — 0.2%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.00%, 07/12/24		1,254	1,170,719
Charter Communications Operating, Term Loan B1, 04/30/25(n)		6,237	6,037,182
Clear Channel Outdoor Holdings, Inc., Term Loan, 08/21/26(n)		7,770	6,730,982
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.06%, 07/17/25		1,741	1,653,620
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.31%, 04/15/27		3,193	3,033,626
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 6.00%, 11/27/23		310	303,626
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 5.81%, 10/15/26		1,523	1,488,733

Security		Par (000)		Value

Media (continued)
Learfield Communications LLC, Term Loan, 12/01/23(n)	USD	7,169		$4,131,052
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 2.65%, 03/24/25		1,827		1,687,008
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 08/15/26		1,204		1,156,439
Nexstar Broadcasting, Inc., Term Loan, 09/18/26(n)		961		899,380
Nielsen Finance LLC, Term Loan B4, (LIBOR USD 1 Month + 2.00%), 2.86%, 10/04/23		—	(o)	85
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 3.75%, 02/01/24		3,175		3,031,267
Sinclair Television Group, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.66%, 01/03/24		813		752,599
Terrier Media Buyer, Inc., Term Loan, 12/17/26(n)		2,712		2,515,055
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 09/28/23(d)		4,660		3,961,250

				38,552,623

Metals & Mining — 0.0%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.11%, 07/31/25		1,972		1,663,156
Equinox Holdings, Inc., Term Loan B, 03/08/24(n)		4,835		3,798,237

				5,461,393

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.50%, 10/25/23		986		364,829

Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.62%, 11/28/24		3,493		3,351,261

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21		2,587		92,184
Chesapeake Energy Corp., Term Loan, 06/24/24(n)		5,612		1,982,995
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 4.91%, 11/28/22		866		519,180
Euro Garages Ltd., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25		2,206		1,880,839

				4,475,198

Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(n)		5,490		5,016,165

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 3.94%, 03/21/25		2,965		2,646,340
Bausch Health Cos., Inc., Term Loan, 06/02/25(n)		12,615		12,189,490
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.25%, 05/18/26		2,979		2,910,689
Elanco Animal Health, Inc., Term Loan B, 02/04/27(n)		5,457		5,259,239
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 2.14%, 11/15/27		3,141		3,036,418

55

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Jaguar Holding Co. I, Term Loan, 08/18/22(n)	USD	12,475	$12,212,450

			38,254,626

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.49%, 02/06/26		6,856	6,393,220
STG-Fairway Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.57%, 01/31/27		2,672	2,299,042

			8,692,262

Real Estate Management & Development — 0.0%
Forest City Enterprises LP, Term Loan, 12/08/25(n)		1,398	1,271,968

Road & Rail — 0.1%
Lineage Logistics LLC, Term Loan, 02/27/25(n)		5,573	5,372,158
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 07/13/23		4,270	4,012,714

			9,384,872

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.40%, 09/19/26		1,254	1,208,063

Software — 0.6%
Castle US Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 01/29/27		3,479	2,900,616
Cerence, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.02%, 10/01/24		1,456	1,325,093
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 5.75%, 09/29/23		1,738	1,301,374
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 04/17/26		6,206	5,841,819
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/01/22		11,985	11,755,531
Informatica LLC, Term Loan:
7.13%, 02/25/25(p)		2,329	2,200,905
02/25/27(n)		11,177	10,478,214
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.76%, 11/01/23		10,268	9,902,153
Kronos, Inc., 2nd Lien Term Loan B, 11/01/24(n)		872	832,612
McAfee LLC, Term Loan, 09/30/24(n)		5,272	5,032,284
PowerSchool, Inc., 1st Lien Term Loan, 07/31/25(d)(n)		5,931	5,604,437
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.65%, 10/01/25		9,225	9,014,463
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(d)(n)		4,517	4,313,527
SolarWinds, Inc., Term Loan B, 02/05/24(n)		4,704	4,555,781
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		1,949	1,870,878
TIBCO Software, Inc., 1st Lien Term Loan, 06/30/26(n)		7,407	6,925,364
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(n)		5,559	5,155,914
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(n)		5,437	5,176,231

			94,187,196

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.99%, 11/07/24(d)		1,569	1,482,599
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.25%), 3.96%, 11/06/25(d)		1,327	1,240,932

Security		Par (000)	Value

Specialty Retail (continued)
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.69%, 06/28/26	USD	475	$447,455
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 3.65% - 4.82%, 08/31/26		294	246,897
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 4.65%, 07/31/26		1,675	1,407,185
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.02%, 08/18/21(d)		1,646	1,334,520
PetSmart, Inc., Term Loan, 03/11/22(n)		7,896	7,649,574

			13,809,162

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.77%, 04/29/23		2,265	2,165,639

Trading Companies & Distributors — 0.0%
HD Supply, Inc., Term Loan, 10/17/23(n)		4,771	4,583,735

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.87%, 05/27/24		2,160	1,751,936
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 05/16/24		1,715	1,618,670
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.16%, 04/06/25		1,975	1,903,285
T-Mobile USA, Inc., Term Loan, 04/01/27(n)		11,005	10,932,257

			16,206,148

Total Floating Rate Loan Interests — 6.1% (Cost: $1,059,282,565)			972,790,462

Foreign Agency Obligations — 0.3%

Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)		3,365	3,523,260

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	1,800	1,932,448
China Cinda Asset Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 4.45%(a)(k)	USD	630	627,834
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(k)		520	513,338
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		1,100	1,020,937
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		432	424,220

			4,518,777

Colombia — 0.0%
Ecopetrol SA, 5.38%, 06/26/26		4,642	4,556,413

France — 0.0%
Electricite de France SA(a)(k):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	1,800	1,967,338
(EUR Swap Annual 12 Year + 3.04%), 5.00%		200	225,132
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	600	776,920
(EUR Swap Annual 5 Year + 3.20%), 3.00%	EUR	1,000	1,026,045

			3,995,435

56

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India — 0.0%
Power Finance Corp. Ltd., 3.75%, 12/06/27	USD	2,581	$2,323,707

Indonesia — 0.1%
Perusahaan Listrik Negara PT:
6.15%, 05/21/48		2,900	3,150,125
4.88%, 07/17/49		1,800	1,732,500

			4,882,625

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	1,325	1,233,661

Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26	USD	5,900	4,888,150
6.84%, 01/23/30(b)		5,358	4,197,658

			9,085,808

Pakistan — 0.0%
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22		630	576,450

Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)		8,333	8,231,441

Total Foreign Agency Obligations — 0.3% (Cost: $47,430,551)			42,927,577

Foreign Government Obligations — 1.8%

Bahrain — 0.0%
Kingdom of Bahrain, 7.00%, 01/26/26		4,889	4,875,250

Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21		4,643	4,741,664
4.63%, 01/13/28		6,631	6,863,085

			11,604,749

Chile — 0.2%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		1,175	1,190,545
Republic of Chile:
3.13%, 03/27/25		3,733	3,949,514
3.13%, 01/21/26		4,700	5,015,781
3.24%, 02/06/28		14,208	15,224,760

			25,380,600

Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24		6,203	6,274,722
8.13%, 05/21/24		10,300	11,893,281
4.50%, 01/28/26		9,363	9,602,927
3.88%, 04/25/27		2,562	2,527,573
4.50%, 03/15/29		5,872	5,945,400

			36,243,903

Croatia — 0.1%
Republic of Croatia, 6.63%, 07/14/20		7,384	7,431,996

Dominican Republic — 0.0%
Dominican Republic Government Bond:
5.50%, 01/27/25		1,502	1,402,493
6.88%, 01/29/26		3,450	3,296,906

			4,699,399

Security		Par (000)	Value

Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22(b)	USD	1,915	$1,908,417
6.13%, 01/31/22		1,155	1,151,030
5.88%, 06/11/25		3,568	3,367,300
7.60%, 03/01/29		4,215	3,998,981
6.38%, 04/11/31(b)	EUR	4,285	3,935,598

			14,361,326

Hungary — 0.0%
Hungary Government Bond, 5.75%, 11/22/23	USD	6,520	7,261,650

Indonesia — 0.1%
Republic of Indonesia:
3.75%, 04/25/22		4,394	4,470,895
4.75%, 01/08/26		6,864	7,430,280
3.50%, 01/11/28		1,220	1,229,150
4.10%, 04/24/28		4,070	4,277,315
4.75%, 02/11/29		1,527	1,673,974

			19,081,614

Israel — 0.0%
State of Israel Government Bond, 2.75%, 07/03/30		4,315	4,526,705

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,585	2,119,700

Mexico — 0.1%
United Mexican States:
3.90%, 04/27/25		815	822,742
4.13%, 01/21/26		648	660,150
4.50%, 04/22/29		290	291,450
4.35%, 01/15/47		8,830	7,797,994

			9,572,336

Mongolia — 0.0%
Government of Mongolia, 8.75%, 03/09/24		1,259	1,185,034

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27		630	544,163

Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		9,720	10,291,050
3.88%, 03/17/28		1,187	1,279,734
4.50%, 04/01/56		2,640	2,970,000

			14,540,784

Paraguay — 0.0%
Republic of Paraguay:
4.95%, 04/28/31(b)		1,130	1,158,250
5.40%, 03/30/50(b)		4,031	3,957,938
5.40%, 03/30/50		2,075	2,037,391

			7,153,579

Peru — 0.1%
Republic of Peru:
7.35%, 07/21/25		5,886	7,368,536
2.39%, 01/23/26		3,358	3,408,370
4.13%, 08/25/27		3,060	3,441,544

			14,218,450

57

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Philippines — 0.1%
Republic of Philippines:
4.20%, 01/21/24	USD	4,039	$4,340,663
5.50%, 03/30/26		8,685	10,153,308

			14,493,971

Poland — 0.1%
Republic of Poland:
3.00%, 03/17/23		6,700	7,020,344
3.25%, 04/06/26		2,279	2,484,110

			9,504,454

Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28		4,627	5,297,915
4.00%, 03/14/29(b)		12,805	14,245,562

			19,543,477

Russia — 0.2%
Russian Federation:
4.75%, 05/27/26		14,600	16,176,800
4.25%, 06/23/27		7,000	7,595,000

			23,771,800

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25		3,327	3,548,246
3.63%, 03/04/28		2,470	2,591,956
4.38%, 04/16/29(b)		7,447	8,296,423
Saudi Arabian Oil Co.(b):
2.88%, 04/16/24		590	596,785
3.50%, 04/16/29		3,125	3,144,531

			18,177,941

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 10/04/20		3,585	3,145,837
6.25%, 07/27/21		473	328,144
5.75%, 01/18/22		1,750	1,095,938
6.85%, 03/14/24		2,195	1,288,202
6.35%, 06/28/24		945	557,487
7.85%, 03/14/29		6,145	3,456,009
7.55%, 03/28/30		944	532,180

			10,403,797

Ukraine — 0.0%
Ukraine Government Bond:
8.99%, 02/01/24		3,160	3,090,480
7.75%, 09/01/27		1,112	1,024,152
9.75%, 11/01/28		522	511,560

			4,626,192

Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27		4,050	4,411,969

Total Foreign Government Obligations — 1.8% (Cost: $287,573,119)			289,734,839

		Shares

Investment Companies — 5.3%(f)*
iShares MBS ETF		6,801,422	755,637,984
iShares Short-Term Corporate Bond ETF		1,587,302	85,190,499

Total Investment Companies — 5.3% (Cost: $820,244,805)			840,828,483

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities — 6.4%

Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust(c):
Series 2005-8, Class 2A1, 4.37%, 11/25/35	USD	2,702	$2,259,195
Series 2005-8, Class 7A2, 1.05%, 11/25/35		1,587	1,437,499
Series 2005-9, Class 5A1, 1.03%, 11/25/35		1,329	1,249,488
Alternative Loan Trust:
Series 2005-16, Class A1, 3.52%, 06/25/35(c)		558	473,468
Series 2005-36, Class 2A1A, 0.80%, 08/25/35(c)		1,817	1,463,327
Series 2005-61, Class 1A1, 1.01%, 12/25/35(c)		302	256,372
Series 2005-63, Class 3A3, 3.64%, 11/25/35(c)		2,932	2,310,325
Series 2005-63, Class 5A1, 3.71%, 12/25/35(c)		199	182,883
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		85	79,631
Series 2005-72, Class A3, 1.09%, 01/25/36(c)		3,102	2,619,154
Series 2005-76, Class 2A1, 2.87%, 02/25/36(c)		6,175	5,223,745
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36		871	662,649
Series 2006-15CB, Class A1, 6.50%, 06/25/36		1,299	862,179
Series 2006-20CB, Class A9, 6.00%, 07/25/36		612	409,115
Series 2006-2CB, Class A6, 5.50%, 03/25/36		958	644,011
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37		3,448	2,092,793
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		2,339	1,740,795
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36		1,038	705,968
Series 2006-9T1, Class A7, 6.00%, 05/25/36		453	304,210
Series 2006-J7, Class 2A1, 2.48%, 11/20/46(c)		5,603	4,019,204
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,625	1,007,118
Series 2006-OA14, Class 1A1, 3.60%, 11/25/46(c)		7,825	5,971,489
Series 2006-OA14, Class 2A1, 0.68%, 11/25/46(c)		6,810	5,541,012
Series 2006-OA14, Class 3A1, 2.72%, 11/25/46(c)		10,852	8,525,300
Series 2006-OA16, Class A2, 0.68%, 10/25/46(c)		467	393,209
Series 2006-OA2, Class A1, 0.93%, 05/20/46(c)		1,963	1,400,666
Series 2006-OA3, Class 2A1, 0.70%, 05/25/36(c)		11,082	8,984,455
Series 2006-OA8, Class 1A1, 0.68%, 07/25/46(c)		15,171	11,705,614
Series 2007-12T1, Class A22, 5.75%, 06/25/37		2,320	1,570,526
Series 2007-12T1, Class A5, 6.00%, 06/25/37		515	357,080
Series 2007-15CB, Class A7, 6.00%, 07/25/37		352	289,622
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37		325	278,800
Series 2007-19, Class 1A4, 6.00%, 08/25/37		1,502	1,065,590
Series 2007-19, Class 1A8, 6.00%, 08/25/37		731	518,452
Series 2007-25, Class 1A3, 6.50%, 11/25/37		3,968	2,721,689
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		608	353,902

58

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37	USD	3,501	$1,913,602
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37		601	328,475
Series 2007-AL1, Class A1, 0.74%, 06/25/37(c)		7,717	5,356,962
Series 2007-J1, Class 2A5, 6.00%, 03/25/37		1,719	930,476
Series 2007-OA11, Class A1A, 3.25%, 11/25/47(c)		2,373	1,920,387
Series 2007-OA3, Class 1A1, 0.63%, 04/25/47(c)		13,823	11,686,465
Series 2007-OA4, Class A1, 0.66%, 05/25/47(c)		5,230	4,416,128
Series 2007-OA8, Class 2A1, 0.67%, 06/25/47(c)		12,340	8,626,222
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36		1,361	1,067,766
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 2.84%, 10/25/46(c)		14,094	12,072,326
Series 2006-3, Class 2A11, 2.81%, 10/25/46(c)		6,354	4,788,410
Series 2007-3, Class 22A1, 6.25%, 06/25/37(e)		1,013	882,351
Banc of America Funding Trust(c):
Series 2006-7, Class T2A3, 5.69%, 10/25/36		566	521,117
Series 2006-D, Class 6A1, 3.53%, 05/20/36		400	356,991
Series 2007-D, Class 1A1, 0.93%, 06/20/47		1,633	1,300,346
Banc of America Mortgage Trust, Series 2004- L, Class 4A1, 3.86%, 01/25/35(c)		11	9,361
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.93%, 04/25/36(c)		7,383	9,236,612
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		962	843,658
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		1,127	930,684
Bear Stearns Mortgage Funding Trust(c):
Series 2007-AR2, Class A1, 0.66%, 03/25/37		2,116	1,844,596
Series 2007-AR3, Class 1A1, 0.63%, 03/25/37		2,749	2,338,688
Series 2007-AR4, Class 1A1, 0.69%, 09/25/47		3,538	3,152,684
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(b)(c)		553	557,429
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 0.76%, 04/25/35(c)		1,685	1,546,825
Series 2005-9, Class 1A1, 1.09%, 05/25/35(c)		3,884	3,041,011
Series 2006-OA4, Class A1, 2.83%, 04/25/46(c)		3,014	1,252,418
Series 2007-21, Class 1A1, 6.25%, 02/25/38		223	165,302
Series 2007-J2, Class 2A6, 6.00%, 07/25/37		792	470,896
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,210	719,064
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 01/25/37		107	101,359
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		21	19,034
CSMC Series, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(b)		811	731,144
CSMC Trust(b)(c):
Series 2011-4R, Class 1A2, 3.08%, 09/27/37		7,152	6,043,175
Series 2018-RPL8, Class A1, 4.12%, 07/25/58		22,107	21,753,302
Series 2019-JR1, Class A1, 4.10%, 09/27/66		5,473	5,138,492

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1, 0.68%, 08/25/47(c)	USD	15,432	$11,750,684
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 3.22%, 02/25/37(c)		1,762	1,253,229
GMACM Mortgage Loan Trust, Series 2005- AR2, Class 4A, 3.57%, 05/25/35(c)		56	48,430
GreenPoint Mortgage Funding Trust(c):
Series 2006-AR1, Class GA1B, 0.66%, 02/25/36		5,532	4,922,261
Series 2006-AR2, Class 4A1, 3.87%, 03/25/36		1,942	1,732,401
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		13	29,454
Series 2006-OA1, Class 1A1, 0.71%, 08/25/46(c)		28,095	8,993,006
Impac CMB Trust, Series 2005-6, Class 1A1, 0.99%, 10/25/35(c)		2,324	2,013,352
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37		856	755,876
Series 2007-F2, Class 2A1, 6.50%, 07/25/37		2,260	1,122,015
IndyMac INDX Mortgage Loan Trust(c):
Series 2007-AR15, Class 1A1, 3.70%, 08/25/37		145	110,302
Series 2007-AR15, Class 2A1, 3.58%, 08/25/37		640	487,376
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)		788	788,356
Lehman XS Trust, Series 2007-20N, Class A1, 1.64%, 12/25/37(c)		12,269	10,385,327
LHOME Mortgage Trust(b):
Series 2019-RTL2, Class A1, 3.84%, 03/25/24		19,000	17,745,595
Series 2019-RTL3, Class A1, 3.87%, 07/25/24		7,000	6,485,366
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, 2.48%, 04/01/24(b)(c)		16,245	15,670,050
LSTAR Securities Investment Trust(b)(c):
Series 2019-1, Class A1, 2.68%, 03/01/24		3,169	3,126,583
Series 2019-2, Class A1, 2.48%, 04/01/24		12,407	11,879,147
Merrill Lynch Mortgage Investors Trust(c):
Series 2005-A9, Class 2A1E, 4.01%, 12/25/35		856	764,907
Series 2006-1, Class 2A1, 3.58%, 02/25/36		466	424,191
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(c)		404	409,787
Octagon Investment Partners 26 Ltd., Series 2016-1, Class AR, 3.02%, 04/20/31(c)		2,250	1,959,541
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35		7	6,223
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35		534	404,008
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%, 03/25/37		248	209,257
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(b)(e)		8,605	7,951,839
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37		348	196,786
RFMSI Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37		60	54,565
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.91%, 04/25/47(c)		308	192,964

59

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 0.72%, 02/25/36	USD	1,324	$1,081,796
Series 2006-AR4, Class 3A1, 0.68%, 06/25/36		11,610	9,645,515
Series 2006-AR6, Class 2A1, 0.68%, 07/25/46		13,699	9,877,249
Series 2007-AR4, Class GA4B, 0.67%, 09/25/47		3,411	3,187,508
Toorak Mortgage Corp. Ltd.(e):
Series 2019-2, Class A1, 3.72%, 09/25/22		12,000	10,889,639
Series 2020-1, Class A1, 2.73%, 03/25/23(b)		33,000	33,232,831
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2007-OA4, Class 1A, 2.64%, 05/25/47		2,218	1,886,916
Series 2007-OA5, Class 1A, 2.62%, 06/25/47		7,908	6,672,562
Series 2007-OA6, Class 1A, 2.68%, 07/25/47		4,279	3,379,009
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-8, Class A5, 4.29%, 10/25/36(e)		1,275	647,248
Series 2006-AR5, Class 1A, 2.85%, 06/25/46(c)		6,484	4,274,662
Series 2006-AR8, Class 2A, 2.72%, 10/25/46(c)		6,825	5,399,683
Series 2007-OA1, Class 2A, 2.59%, 12/25/46(c)		5,775	4,379,072
Series 2007-OA5, Class A1A, 2.71%, 05/25/47(c)		4,166	3,337,641

			405,508,502

Commercial Mortgage-Backed Securities — 3.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(c)		9,251	8,478,253
280 Park Avenue Mortgage Trust(b)(c):
Series 2017-280P, Class A, 1.69%, 09/15/34		975	928,622
Series 2017-280P, Class E, 2.93%, 09/15/34		29,015	26,761,750
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)		1,250	1,248,463
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 2.91%, 04/15/35(b)(c)		3,467	2,852,553
Atrium Hotel Portfolio Trust(b)(c):
Series 2017-ATRM, Class D, 2.76%, 12/15/36		11,310	9,129,025
Series 2017-ATRM, Class E, 3.86%, 12/15/36		1,490	1,066,498
Aventura Mall Trust(b)(c):
Series 2013-AVM, Class A, 3.87%, 12/05/32		2,000	2,024,817
Series 2013-AVM, Class E, 3.87%, 12/05/32		5,635	5,705,143
BAMLL Commercial Mortgage Securities Trust(b)(c):
Series 2016-ISQ, Class E, 3.73%, 08/14/34		20,187	16,498,805
Series 2017-SCH, Class CL, 2.31%, 11/15/32		3,225	2,885,859
Series 2017-SCH, Class DL, 2.81%, 11/15/32		3,965	3,469,454
Series 2018-DSNY, Class D, 2.51%, 09/15/34		11,982	9,458,565
BANK, Series 2017-BNK7, Class ASB, 3.27%, 09/15/60		1,300	1,368,937
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C, 4.18%, 05/15/52		3,442	2,616,353

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust(b)(c):
Series 2005-2A, Class A1, 0.80%, 08/25/35	USD	4,116	$3,592,986
Series 2005-3A, Class A1, 0.81%, 11/25/35		954	799,453
Series 2007-1, Class A1, 0.71%, 03/25/37		5,862	5,280,412
Series 2007-3, Class A2, 0.78%, 07/25/37		5,440	4,365,071
Series 2007-4A, Class A1, 0.94%, 09/25/37		1,462	1,118,312
Series 2007-6A, Class A4A, 1.99%, 12/25/37		2,150	1,854,491
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.34%, 04/25/36(b)(c)		1,499	1,496,587
BBCMS Mortgage Trust(b)(c):
Series 2018-CHRS, Class E, 4.41%, 08/05/38		1,750	1,158,937
Series 2018-TALL, Class D, 2.26%, 03/15/37		2,000	1,777,518
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(b)(c)		375	366,306
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(c)		2,672	2,077,443
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PW10, Class B, 5.79%, 12/11/40		4,000	3,999,620
Series 2007-PW18, Class B, 6.69%, 06/11/50(b)		2,239	2,277,113
Benchmark Mortgage Trust(c):
Series 2018-B3, Class D, 3.06%, 04/10/51(b)		1,250	718,399
Series 2018-B7, Class C, 5.02%, 05/15/53		4,770	4,321,849
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		3,600	3,349,708
Series 2013-1515, Class E, 3.72%, 03/10/33		2,000	1,787,753
Series 2015-1740, Class E, 4.81%, 01/10/35(c)		2,000	1,773,333
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class A, 1.56%, 11/15/35		1,696	1,639,777
Series 2018-IND, Class G, 2.86%, 11/15/35		10,150	9,133,132
Series 2018-IND, Class H, 3.81%, 11/15/35		11,550	10,142,237
Series 2019-XL, Class A, 1.73%, 10/15/36		1,163	1,133,487
Series 2019-XL, Class G, 3.11%, 10/15/36		7,166	6,595,993
Series 2019-XL, Class J, 3.46%, 10/15/36		7,166	6,519,611
BX Trust, Series 2019-ATL, Class A, 1.90%, 10/15/36(b)(c)		850	772,875
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.67%, 08/13/37		6,800	6,302,285
Series 2017-CC, Class E, 3.67%, 08/13/37		10,985	7,904,654
CD Mortgage Trust, Series 2016-CD1, Class ASB, 2.62%, 08/10/49		1,155	1,168,321
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.29%, 04/15/44(b)(c)		3,027	3,072,711
Series 2016-C4, Class C, 5.03%, 05/10/58(c)		3,330	2,883,675
Series 2016-C7, Class ASB, 3.64%, 12/10/54		1,000	1,059,764
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		2,100	1,944,595
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 1.60%, 07/15/32		1,133	1,100,547
Series 2017-BIOC, Class D, 2.41%, 07/15/32		6,596	6,079,823
Series 2017-BIOC, Class E, 2.96%, 07/15/32		4,722	4,099,331
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,125	1,184,887

60

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A3, 2.82%, 04/10/46	USD	1,581	$1,611,567
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)		2,278	2,091,895
Series 2015-GC27, Class AAB, 2.94%, 02/10/48		1,034	1,056,995
Series 2015-GC27, Class C, 4.57%, 02/10/48(c)		3,000	2,564,525
Series 2016-C1, Class C, 5.12%, 05/10/49(c)		2,870	2,726,472
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(c)		980	714,300
Series 2016-C2, Class AAB, 2.71%, 08/10/49		930	952,202
Series 2016-GC37, Class C, 5.08%, 04/10/49(c)		2,640	2,301,495
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		3,446	2,110,845
Series 2016-P3, Class C, 5.05%, 04/15/49(c)		1,271	1,104,420
Series 2016-P5, Class AAB, 2.84%, 10/10/49		1,900	1,955,171
Series 2018-C6, Class C, 5.24%, 11/10/51(c)		3,976	3,317,115
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.92%, 06/10/44(b)(c)		2,518	2,514,383
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,355	1,369,115
Series 2013-300P, Class A1, 4.35%, 08/10/30(b)		960	1,002,237
Series 2013-300P, Class D, 4.54%, 08/10/30(b)(c)		3,000	2,998,635
Series 2013-CR12, Class A4, 4.05%, 10/10/46		965	1,023,313
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		542	548,229
Series 2013-CR9, Class A4, 4.36%, 07/10/45(c)		1,550	1,632,107
Series 2013-GAM, Class E, 3.53%, 02/10/28(b)(c)		5,000	4,823,846
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)		328	323,579
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		1,574	1,626,782
Series 2014-CR15, Class C, 4.89%, 02/10/47(c)		2,050	1,953,281
Series 2014-CR17, Class A5, 3.98%, 05/10/47		1,120	1,194,537
Series 2014-CR18, Class ASB, 3.45%, 07/15/47		1,579	1,614,707
Series 2014-LC15, Class ASB, 3.53%, 04/10/47		1,545	1,587,036
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,058,196
Series 2014-UBS2, Class ASB, 3.47%, 03/10/47		478	489,397
Series 2015-CR23, Class B, 4.18%, 05/10/48(c)		9,520	9,457,246
Series 2015-CR25, Class C, 4.69%, 08/10/48(c)		1,024	885,762
Series 2015-CR26, Class A3, 3.36%, 10/10/48		770	809,900
Series 2015-LC19, Class A4, 3.18%, 02/10/48		2,620	2,740,685
Series 2015-LC19, Class C, 4.38%, 02/10/48(c)		6,513	6,011,526
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		2,490	1,669,582

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	USD	1,045	$1,081,393
Series 2015-LC21, Class C, 4.49%, 07/10/48(c)		6,010	5,172,187
Series 2015-PC1, Class ASB, 3.61%, 07/10/50		600	623,045
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(c)		3,200	2,753,922
Series 2016-CR28, Class A3, 3.50%, 02/10/49		2,415	2,529,625
Series 2016-DC2, Class ASB, 3.55%, 02/10/49		500	523,187
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		3,425	2,021,930
Series 2018-HCLV, Class B, 2.21%, 09/15/33(b)(c)		2,500	2,320,191
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50		120	127,348
Series 2015-C2, Class ASB, 3.22%, 06/15/57		1,375	1,402,694
Series 2016-C6, Class C, 5.09%, 01/15/49(c)		3,950	3,428,282
Series 2018-C14, Class D, 5.05%, 11/15/51(b)(c)		5,030	3,509,969
CSWF, Series 2018-TOP, Class A, 1.81%, 08/15/35(b)(c)		290	267,431
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(b)(c)		5,845	3,634,704
DBUBS Mortgage Trust(b)(c):
Series 2017-BRBK, Class E, 3.65%, 10/10/34		10,428	8,739,249
Series 2017-BRBK, Class F, 3.65%, 10/10/34		3,710	2,876,172
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		1,838	1,864,264
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28		1,500	1,504,529
Series 2014-GRCE, Class F, 3.71%, 06/10/28(c)		10,256	10,170,797
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)		1,500	1,251,208
Series 2013-GC10, Class AAB, 2.56%, 02/10/46		1,099	1,106,256
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34		863	871,260
Series 2016-RENT, Class C, 4.20%, 02/10/29(c)		2,550	2,514,970
Series 2017-500K, Class D, 2.11%, 07/15/32(c)		1,130	1,081,492
Series 2017-500K, Class E, 2.31%, 07/15/32(c)		1,650	1,572,442
Series 2017-500K, Class F, 2.61%, 07/15/32(c)		3,000	2,851,275
Series 2017-500K, Class G, 3.31%, 07/15/32(c)		3,466	3,276,962
Series 2019-SOHO, Class A, 1.71%, 06/15/36(c)		1,000	954,395
GS Mortgage Securities Trust:
Series 2013-GC12, Class AAB, 2.68%, 06/10/46		1,203	1,213,153
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		1,507	1,559,324

61

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	USD	1,656	$1,708,624
Series 2014-GC22, Class A5, 3.86%, 06/10/47		1,155	1,228,144
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		1,308	1,355,156
Series 2015-GC30, Class A2, 2.73%, 05/10/50		12	12,387
Series 2015-GC32, Class C, 4.57%, 07/10/48(c)		2,085	1,750,338
Series 2015-GC32, Class D, 3.35%, 07/10/48		2,282	1,155,605
Series 2015-GC34, Class A4, 3.51%, 10/10/48		900	960,492
Series 2015-GS1, Class A3, 3.73%, 11/10/48		1,160	1,256,165
Series 2016-GS3, Class AAB, 2.78%, 10/10/49		2,766	2,836,491
Series 2017-GS7, Class AAB, 3.20%, 08/10/50		490	516,096
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		2,749	1,782,875
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,260	758,156
Harvest Commercial Capital Loan Trust(b)(c):
Series 2019-1, Class M4, 4.64%, 09/25/46		3,150	2,149,299
Series 2019-1, Class M5, 5.73%, 09/25/46		2,000	1,409,825
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.66%, 07/15/45		910	946,250
Series 2013-C14, Class ASB, 3.76%, 08/15/46(c)		1,286	1,321,992
Series 2014-C21, Class A5, 3.77%, 08/15/47		1,335	1,410,120
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		540	566,196
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,578	1,615,282
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(c)		1,898	1,288,940
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 4.03%, 03/15/50(c)		5,137	4,412,112
Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(c)		7,320	3,833,579
Series 2017-JP6, Class A3, 3.11%, 07/15/50		500	516,948
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(c)		1,486	1,228,442
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class A3, 3.51%, 05/15/45		1,788	1,827,007
Series 2012-CBX, Class A4, 3.48%, 06/15/45		2,042	2,071,772
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)		1,612	1,624,229
Series 2012-HSBC, Class D, 4.67%, 07/05/32(b)(c)		810	804,969
Series 2013-LC11, Class ASB, 2.55%, 04/15/46		1,341	1,352,141
Series 2014-C20, Class A5, 3.80%, 07/15/47		1,000	1,056,079
Series 2015-JP1, Class D, 4.39%, 01/15/49(c)		5,750	3,911,804
Series 2015-UES, Class D, 3.74%, 09/05/32(b)(c)		2,132	2,101,852
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(c)		3,750	3,665,818
Series 2016-JP2, Class ASB, 2.71%, 08/15/49		2,250	2,298,371

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)	USD	2,840	$2,656,233
Series 2019-OSB, Class E, 3.91%, 06/05/39(b)(c)		2,800	2,126,852
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 2.61%, 05/15/36(b)(c)		12,751	11,734,642
LCCM Mortgage Trust(b):
Series 2014-909, Class A, 3.39%, 05/15/31		1,545	1,548,615
Series 2014-909, Class E, 4.03%, 05/15/31(c)		2,500	2,279,683
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50(b)(c)		3,375	2,836,041
MAD Mortgage Trust, Series 2017-330M, Class D, 4.11%, 08/15/34(b)(c)		3,305	3,032,724
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(b)(c)		6,670	6,678,453
Merrill Lynch Mortgage Trust, Series 2005- CIP1, Class D, 6.20%, 07/12/38(c)		134	135,159
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.22%, 07/15/46(c)		1,380	1,452,134
Series 2013-C12, Class A4, 4.26%, 10/15/46(c)		1,625	1,731,990
Series 2013-C9, Class A4, 3.10%, 05/15/46		1,850	1,894,911
Series 2014-C15, Class A4, 4.05%, 04/15/47		520	550,956
Series 2014-C18, Class A2, 3.19%, 10/15/47		106	105,599
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(c)		2,800	1,954,427
Series 2015-C25, Class ASB, 3.38%, 10/15/48		1,045	1,086,356
Series 2015-C25, Class D, 3.07%, 10/15/48		3,435	1,987,941
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		3,232	1,794,261
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		3,161	2,603,916
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.22%, 10/15/42(c)		2,670	2,626,342
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(c)		950	967,271
Series 2014-CPT, Class F, 3.56%, 07/13/29(b)(c)		5,625	5,727,262
Series 2014-CPT, Class G, 3.56%, 07/13/29(b)(c)		3,392	3,453,666
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		1,500	1,532,042
Series 2015-MS1, Class D, 4.17%, 05/15/48(b)(c)		7,725	5,358,223
Series 2017-CLS, Class A, 1.51%, 11/15/34(b)(c)		2,000	1,932,461
Series 2017-CLS, Class E, 2.76%, 11/15/34(b)(c)		3,998	3,768,852
Series 2017-CLS, Class F, 3.41%, 11/15/34(b)(c)		7,904	7,447,097
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		7,130	4,099,709
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,570	884,385
Series 2018-H3, Class C, 5.01%, 07/15/51(c)		2,880	2,368,401
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(c)		2,930	2,264,012
Series 2018-SUN, Class F, 3.36%, 07/15/35(b)(c)		4,040	2,971,834
Series 2019-L2, Class A4, 4.07%, 03/15/52		5,892	6,686,803
Olympic Tower Mortgage Trust, Series 2017- OT, Class E, 4.08%, 05/10/39(b)(c)		8,300	6,882,231
Prima Capital CRE Securitization Ltd.(b)(d):
Series 2015-4A, Class C, 4.00%, 08/24/49		3,210	3,297,312
Series 2016-6A, Class C, 4.00%, 08/24/40		16,500	16,495,050

62

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
USDC, Series 2018-USDC, Class F, 4.64%, 05/13/38(b)(c)	USD	2,550	$1,755,103
Velocity Commercial Capital Loan Trust(b)(c):
Series 2014-1, Class M6, 8.36%, 09/25/44		3,309	3,011,270
Series 2020-1, Class M2, 2.98%, 02/25/50		3,480	3,065,528
VNDO Mortgage Trust(b)(c):
Series 2012-6AVE, Class E, 3.45%, 11/15/30		3,000	2,552,232
Series 2013-PENN, Class D, 4.08%, 12/13/29		5,060	4,554,398
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.69%, 09/15/57(c)		1,600	1,495,678
Series 2015-NXS4, Class D, 3.83%, 12/15/48(c)		898	581,727
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,093	697,097
Series 2016-C32, Class ASB, 3.32%, 01/15/59		514	534,273
Series 2016-C37, Class C, 4.64%, 12/15/49(c)		4,000	3,329,934
Series 2016-LC25, Class C, 4.57%, 12/15/59(c)		8,320	6,884,962
Series 2016-NXS5, Class B, 5.10%, 01/15/59(c)		1,875	1,710,293
Series 2016-NXS5, Class D, 5.14%, 01/15/59(c)		2,750	1,656,300
Series 2016-NXS6, Class C, 4.46%, 11/15/49(c)		4,783	3,976,881
Series 2017-C39, Class C, 4.12%, 09/15/50		3,268	2,616,060
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(c)		1,690	1,053,168
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		787	440,664
Series 2018-BXI, Class E, 2.97%, 12/15/36(b)(c)		1,402	1,298,775
Series 2018-C44, Class C, 5.00%, 05/15/51(c)		2,346	1,933,846
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		2,150	1,214,661
Series 2018-C45, Class C, 4.73%, 06/15/51		1,158	940,208
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		2,347	2,374,756
Series 2013-C12, Class ASB, 2.84%, 03/15/48		1,318	1,334,920
Series 2013-C15, Class A4, 4.15%, 08/15/46(c)		780	828,896
Series 2014-C20, Class A4, 3.72%, 05/15/47		760	793,370
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,262	1,299,522
Series 2014-C22, Class C, 3.91%, 09/15/57(c)		1,300	1,113,433
Series 2014-C24, Class A5, 3.61%, 11/15/47		1,130	1,190,072
Series 2014-C25, Class A5, 3.63%, 11/15/47		1,400	1,465,054
Series 2014-LC14, Class A4, 3.77%, 03/15/47		605	628,150

			592,009,465

Interest Only Commercial Mortgage-Backed Securities — 0.1%(c)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 1.12%, 08/10/35		78,000	4,075,500
Series 2015-SRCH, Class XB, 0.30%, 08/10/35		35,000	472,150
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.28%, 11/10/49		63,456	3,554,481

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.84%, 09/10/47(b)	USD	12,675	$393,432
Series 2015-CR25, Class XA, 0.99%, 08/10/48		13,227	454,882
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47		755	20,030
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.99%, 09/15/47		6,923	202,934
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	1,601,768
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.15%, 03/10/50(b)		42,870	1,539,253
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.51%, 04/15/47(b)		80,982	1,036,748
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)		12,675	819,439
Series 2016-C32, Class XA, 0.86%, 12/15/49		31,881	1,143,467
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.76%, 03/15/49(b)		13,600	1,106,224
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.34%, 04/10/37		40,610	610,214
Series 2017-75B, Class XB, 0.11%, 04/10/37		27,000	104,109
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/29(b)		121,745	93,744
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)		11,784	750,170
Series 2016-LC25, Class XA, 1.13%, 12/15/59		22,390	918,250
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.73%, 05/15/47		57,079	1,251,868
Series 2014-LC14, Class XA, 1.38%, 03/15/47		47,189	1,612,374

			21,761,037

Total Non-Agency Mortgage-Backed Securities — 6.4% (Cost: $1,101,345,079)			1,019,279,004

Preferred Securities — 3.0%

Capital Trusts — 2.1%

Banks — 1.0%(j)(k)
Bank of America Corp.:
Series X, 6.25%		20,485	21,349,467
Series Z, 6.50%		7,382	7,861,830
Series AA, 6.10%		11,538	12,214,127
Citigroup, Inc., Series V, 4.70%		17,710	15,407,700
Fifth Third Bancorp, Series J, 4.58%		11,800	9,853,000
HSBC Holdings plc, 6.37%		2,000	1,947,500
JPMorgan Chase & Co.:
Series V, 4.75%		2,250	1,963,125
Series FF, 5.00%		10,555	9,816,150
Series X, 6.10%		2,015	2,065,375
Series HH, 4.60%		25,816	23,156,952
Lloyds Banking Group plc, 6.66%(b)		3,000	3,300,000
M&T Bank Corp., Series F, 5.13%		14,800	14,923,284
Postal Savings Bank of China Co. Ltd., 4.50%		1,439	1,446,195
Wells Fargo & Co.:
Series S, 5.90%		31,125	31,591,875

63

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Series U, 5.87%	USD	3,330	$3,554,775

			160,451,355

Capital Markets — 0.5%(j)
Bank of New York Mellon Corp. (The), Series F, 4.62%(k)		10,850	10,578,750
Charles Schwab Corp. (The), Series G, 5.38%(k)		1,615	1,653,356
Goldman Sachs Group, Inc. (The), Series M, 5.38%(k)		12,395	11,540,613
Morgan Stanley, Series H, 4.83%(k)		4,057	3,651,300
Northern Trust Corp., Series D, 4.60%(k)		20,575	19,546,250
State Street Corp., 1.74%, 06/15/47		36,000	28,800,000

			75,770,269

Consumer Finance — 0.4%(j)(k)
Capital One Financial Corp., Series E, 5.55%		30,363	25,353,105
Discover Financial Services, Series C, 5.50%		10,775	9,109,939
General Motors Financial Co., Inc., Series A, 5.75%		17,997	14,313,104

			48,776,148

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(j)(k)		16,815	16,646,850

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(k)		146	148,015

Insurance — 0.0%
Progressive Corp. (The), Series B, 5.38%(j)(k)		9,110	8,830,505

Oil, Gas & Consumable Fuels — 0.1%(j)(k)
Energy Transfer Operating LP:
Series B, 6.63%		6,875	4,924,631
Series G, 7.13%		16,000	12,510,400
EnLink Midstream Partners LP, Series C, 6.00%		9,499	2,564,730
MPLX LP, Series B, 6.87%		170	122,233
Plains All American Pipeline LP, Series B, 6.13%		3,545	2,376,320

			22,498,314

Total Capital Trusts — 2.1% (Cost: $366,294,445)			333,121,456

		Shares

Preferred Stocks — 0.8%

Banks — 0.2%(k)
KeyCorp, Series E, 6.13%(j)		375,000	10,657,500
Truist Bank, 9.00%(b)(d)		15	1,496,250
US Bancorp, Series F, 6.50%(j)		442,000	11,938,420

			24,092,170

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%(j)(k)		820,000	21,631,600

Consumer Finance — 0.0%
SLM Corp., Series B, 2.44%(j)(k)		136,000	5,573,280

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Preference)		208,431	1,765,065

Electric Utilities — 0.0%
Entergy Arkansas LLC:
4.90%		102,000	2,575,500
4.88%		93,168	2,375,784
Entergy Louisiana LLC, 4.88%		32,274	829,765
Entergy Mississippi LLC, 4.90%		94,932	2,457,789
Entergy Texas, Inc., 5.63%		146,739	3,847,497

			12,086,335

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.0%
Firstar Realty LLC, 8.88%(b)(k)	5,000	$5,450,000

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(k)	735,000	18,816,000

Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E, 7.60%(j)(k)	625,000	13,218,750

Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference)	622,764	21,588,499

Total Preferred Stocks — 0.8% (Cost: $125,844,328)		124,221,699

Trust Preferreds — 0.1%

Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 3.33%, 12/21/65(b)(j)	16,872,000	8,098,560

Consumer Finance — 0.0%
ILFC E-Capital Trust II, 3.57%, 12/21/65(b)(j)	11,944,000	5,942,140

Total Trust Preferreds — 0.1% (Cost: $27,894,929)		14,040,700

Total Preferred Securities — 3.0% (Cost: $520,033,702)		471,383,855

Rights — 0.0%

Pharmaceuticals — 0.0%(g)
Bristol-Myers Squibb Co., CVR	6,087	27,452

Total Rights — 0.0% (Cost: $12,965)		27,452

	Par (000)

U.S. Government Sponsored Agency Securities — 0.5%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 4777, Class CB, 3.50%, 10/15/45	2,492	2,586,346
Federal National Mortgage Association:
Series 2013-133, Class NA, 3.00%, 05/25/36	398	415,439
Series 2016-49, Class DA, 3.50%, 10/25/42	620	660,573
Series 2016-76, Class ME, 3.00%, 01/25/46	3,882	4,095,055
Series 2018-21, Class CA, 3.50%, 04/25/45	1,441	1,489,176
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42	1,737	1,837,549

		11,084,138

Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp., Series KJ05, Class A2, 2.16%, 10/25/21	761	775,307
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2017-SB41, Class A7F, 2.69%, 09/25/24	1,498	1,546,323
Series 2018-K732, Class B, 4.19%, 05/25/25(b)	1,500	1,528,196
Series 2018-SB52, Class A5F, 3.25%, 05/25/23	766	802,712

		4,652,538

64

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes: Series K055, Class X1, 1.50%, 03/25/26	USD	22,318	$1,518,491
Series K714, Class X1, 0.89%, 10/25/20		41,516	15,386
Government National Mortgage Association Variable Rate Notes, Series 2017-44, 0.70%, 04/17/51		27,483	1,377,271

			2,911,148

Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.:
3.50%, 07/01/32		2,112	2,278,713
4.00%, 07/01/26-03/01/34		685	739,787
4.50%, 07/01/47-03/01/49		2,007	2,263,801
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.93%, 11/01/45(a)		1,492	1,531,471
Uniform Mortgage-Backed Securities:
2.50%, 04/01/28-04/01/33		11,656	12,271,751
3.00%, 09/01/28-09/01/32		3,637	3,851,768
3.50%, 06/01/32-04/01/34		3,358	3,604,510
4.00%, 05/01/27-03/01/34		12,165	12,896,888
4.50%, 04/01/24-07/01/49		21,384	23,578,742

			63,017,431

Total U.S. Government Sponsored Agency Securities — 0.5% (Cost: $79,528,010)			81,665,255

U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Linked Notes:
0.13%, 10/15/24		4,467	4,569,285
0.25%, 07/15/29		2,311	2,466,242

Total U.S. Treasury Obligations — 0.0% (Cost: $6,896,564)			7,035,527

		Shares

Warrants — 0.0%

Road & Rail — 0.0%
BTS Group Holdings PCL (Issued/exercisable 02/17/20, 1 shares for 1 warrant, Expires 02/16/21, Strike Price THB 14.00)(g)		17,650	535

Total Warrants — 0.0%			535

Total Long-Term Investments — 96.1% (Cost: $15,818,884,797)			15,267,538,649

		Par (000)

Short-Term Securities — 6.8%

Foreign Government Obligations — 0.0%

Egypt — 0.0%
Arab Republic of Egypt Treasury Bills, 18.50%, 05/26/20(q)	EGP	81,725	5,150,024

Total Foreign Government Obligations — 0.0% (Cost: $4,902,448)			5,150,024

Security	Shares	Value

Money Market Funds — 6.8%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%*	1,070,545,048	$1,070,545,048
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.11%	7,935,241	7,935,241
SL Liquidity Series, LLC, Money Market Series, 0.79%(s)*	1,807,244	1,808,509

Total Money Market Funds — 6.8% (Cost: $1,080,287,947)		1,080,288,798

Total Short-Term Securities — 6.8% (Cost: $1,085,190,395)		1,085,438,822

Total Options Purchased — 0.0% (Cost: $136,645)		125,280

Total Investments Before Options Written — 102.9% (Cost: $16,904,211,837)		16,353,102,751

Total Options Written — (0.0)% (Premium Received — $69,521)		(66,120)

Total Investments Net of Options Written — 102.9% (Cost: $16,904,142,316)		16,353,036,631

Liabilities in Excess of Other Assets — (2.9)%		(465,867,624)

Net Assets — 100.0%		$15,887,169,007

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

65

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security, or a portion of the security, is on loan.
(g)	Non-income producing security.
(h)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Amount is less than 500.
(p)	Fixed rate.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	783,040,104	287,504,944	—	1,070,545,048	$1,070,545,048	$8,008,342		$871		$—
SL Liquidity Series, LLC, Money Market Series(b)	184,750,442	—	(182,943,198)	1,807,244	1,808,509	571,783	(c)	18,592		(34,967)
iShares iBoxx $ High Yield Corporate Bond ETF(d)	8,123,339	—	(8,123,339)	—	—	17,094,478		26,622,789		(19,245,699)
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	—	1,970,946	(1,970,946)	—	—	3,133,589		6,672,897		—
iShares MBS ETF	—	9,399,128	(2,597,706)	6,801,422	755,637,984	7,415,406		971,551		20,536,051
iShares Short-Term Corporate Bond ETF	4,485,005	1,587,302	(4,485,005)	1,587,302	85,190,499	1,221,975		4,383,776		(4,313,980)

					$1,913,182,040	$37,445,573		$38,670,476		$(3,058,595)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

66

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	761	06/19/20	$110,436	$4,280,919
U.S. Treasury 10 Year Note	1,332	06/19/20	185,231	4,137,239
U.S. Treasury Long Bond	3,404	06/19/20	616,230	46,854,230
U.S. Treasury Ultra Bond	1,115	06/19/20	250,631	(2,178,388)
U.S. Treasury 2 Year Note	208	06/30/20	45,849	32,831

				53,126,831

Short Contracts
Euro-Schatz	8	06/08/20	984	856
EUR Currency	2,269	06/15/20	310,910	9,125,187
GBP Currency	2,588	06/15/20	203,837	5,297,318
JPY Currency	502	06/15/20	58,565	1,686,262
EURO STOXX 50 Index	7,574	06/19/20	239,620	(2,935,409)
MSCI Emerging Markets E-Mini Index	6,401	06/19/20	289,933	(23,019,175)
U.S. Treasury 10 Year Ultra Note	7	06/19/20	1,099	(18,678)
U.S. Treasury 5 Year Note	4,002	06/30/20	502,188	(314,556)

				(10,178,195)

				$42,948,636

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,702,000	USD	2,934,502	Morgan Stanley & Co. International plc	05/05/20	$26,535
USD	2,985,183	EUR	2,702,000	UBS AG	05/05/20	24,146
EUR	780,000	USD	841,340	Bank of America NA	05/15/20	13,595
EUR	2,070,000	USD	2,249,740	Bank of New York	05/15/20	19,126
EUR	1,280,000	USD	1,387,509	Barclays Bank plc	05/15/20	15,461
EUR	960,000	USD	1,041,360	Deutsche Bank AG	05/15/20	10,868
EUR	1,990,000	USD	2,158,270	HSBC Bank plc	05/15/20	22,910
GBP	310,000	USD	383,259	Bank of America NA	05/15/20	7,200
USD	3,815,074	TRY	24,550,000	HSBC Bank plc	06/11/20	333,699
HKD	12,768,270	USD	1,644,230	Bank of America NA	06/16/20	1,745
USD	3,051,389	EUR	2,719,814	Bank of America NA	06/16/20	68,241
USD	1,020,285	HKD	7,914,570	UBS AG	06/16/20	7
EUR	6,432,200	USD	7,034,364	HSBC Bank plc	06/17/20	20,765
USD	6,176,041	EUR	5,553,000	Morgan Stanley & Co. International plc	06/17/20	85,259

						649,557

USD	205,671	CHF	200,000	UBS AG	05/15/20	(1,590)
USD	281,271,011	EUR	257,560,000	Bank of America NA	05/15/20	(1,032,891)
USD	75,852	EUR	70,000	Citibank NA	05/15/20	(872)
USD	3,207,543	EUR	2,940,000	Deutsche Bank AG	05/15/20	(14,904)
USD	2,659,062	EUR	2,460,000	JPMorgan Chase Bank NA	05/15/20	(37,270)
USD	1,723,707	EUR	1,590,000	Morgan Stanley & Co. International plc	05/15/20	(19,045)
USD	3,720,218	EUR	3,420,000	Natwest Markets plc	05/15/20	(28,343)
USD	1,055,525	EUR	970,000	UBS AG	05/15/20	(7,664)
USD	74,095	GBP	60,000	Bank of America NA	05/15/20	(1,478)
USD	31,199,816	GBP	24,970,000	Deutsche Bank AG	05/15/20	(250,964)
USD	387,536	GBP	310,000	HSBC Bank plc	05/15/20	(2,923)
USD	434,403	GBP	350,000	JPMorgan Chase Bank NA	05/15/20	(6,437)
USD	432,038	GBP	350,000	UBS AG	05/15/20	(8,802)
USD	2,936,236	EUR	2,702,000	Morgan Stanley & Co. International plc	06/03/20	(26,507)
USD	9,790,831	HKD	76,083,078	Bank of America NA	06/16/20	(17,145)
USD	6,897,667	EUR	6,318,000	State Street Bank and Trust Co.	06/17/20	(32,202)

						(1,489,037)

Net Unrealized Depreciation						$(839,480)

67

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	42	09/18/20	USD	3,400.00	USD	12,232	$68,880
S&P 500 Index	24	12/18/20	USD	3,500.00	USD	6,990	56,400

							$125,280

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	42	09/18/20	USD	3,500.00	USD	12,232	$(34,440)
S&P 500 Index	24	12/18/20	USD	3,600.00	USD	6,990	(31,680)

							$(66,120)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD	506,560	$23,432,300	$23,316,042	$116,258

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.
CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	NR		EUR	3,430		$62,362	$86,837	$(24,475)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	10,000	$(69,315)	$(3,347)	$(65,968)
Standard Chartered Bank	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	840	(5,882)	2,435	(8,317)
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	980	(60,587)	(124,428)	63,841
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	750	(46,367)	(78,439)	32,072
SES SA	1.00%	Quarterly	Credit Suisse International	06/20/25	EUR	491	8,672	12,083	(3,411)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	469	8,290	12,722	(4,432)

							$(165,189)	$(178,974)	$13,785

68

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	455		$(66,778)	$(37,471)	$(29,307)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	100		(14,677)	(8,415)	(6,262)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	215		(31,562)	(18,288)	(13,274)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	13		(1,885)	(1,219)	(666)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	91		(13,301)	(8,290)	(5,011)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	91		(13,314)	(8,298)	(5,016)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	54		(7,988)	(4,660)	(3,328)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	36		(5,326)	(3,107)	(2,219)
Altice Luxembourg SA	5.00	Quarterly	Citibank NA	12/20/24	NR		EUR	190		85	20,659	(20,574)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	390		(106,344)	22,407	(128,751)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	250		(68,169)	(3,108)	(65,061)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	220		(59,989)	7,250	(67,239)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	710		(193,600)	—	(193,600)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB		EUR	480		(101,044)	14,898	(115,942)
Tesco plc	1.00	Quarterly	Barclays Bank plc	12/20/25	BBB-		EUR	300		(869)	(7,235)	6,366
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc Credit Suisse	12/20/28	BBB-		EUR	1,420		(66,408)	(124,949)	58,541
CMBX.NA.9.A	2.00	Monthly	International	09/17/58	A		USD	3,750		(376,446)	(109,830)	(266,616)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International plc	09/17/58	BBB-		USD	3,750		(1,027,355)	(367,279)	(660,076)

										$(2,154,970)	$(636,935)	$(1,518,035)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

69

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

Glossary of Terms Used in this Report

Currency

CHF	Swiss Franc

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

THB	Thai Baht

TRY	Turkish Lira

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CVR	Contingent Value Rights

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depository Receipts

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

70

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,776,096,034	$17,458,890	$1,793,554,924
Common Stocks:
Aerospace & Defense	23,086,655	14,251,293	—	37,337,948
Air Freight & Logistics	2,521,389	9,724,356	—	12,245,745
Airlines	4,187,321	14,270	—	4,201,591
Auto Components	835,033	616,321	—	1,451,354
Automobiles	562,878	16,708,420	—	17,271,298
Banks	37,219,806	118,345,640	—	155,565,446
Beverages	40,631,510	17,957,201	—	58,588,711
Biotechnology	26,986,316	4,934,764	—	31,921,080
Building Products	6,480,585	3,762,525	—	10,243,110
Capital Markets	7,079,457	255,969	—	7,335,426
Chemicals	4,743,095	14,824,691	—	19,567,786
Commercial Services & Supplies	1,053,475	5,897,125	195,104	7,145,704
Communications Equipment	11,835,096	514,741	—	12,349,837
Construction & Engineering	185,157	18,798,101	—	18,983,258
Construction Materials	353,148	9,143,865	—	9,497,013
Consumer Finance	1,290,256	8,128,059	—	9,418,315
Containers & Packaging	8,405,682	13,550,020	—	21,955,702
Distributors	7,176,614	78,199	—	7,254,813
Diversified Consumer Services	977,976	88,280	—	1,066,256
Diversified Financial Services	3,985,709	189,366	—	4,175,075
Diversified Telecommunication Services	27,097,350	25,919,413	—	53,016,763
Electric Utilities	6,582,943	31,324,931	—	37,907,874
Electrical Equipment	1,249,419	10,807,608	—	12,057,027
Electronic Equipment, Instruments & Components	1,360,359	18,254,579	—	19,614,938
Energy Equipment & Services	568,639	634	—	569,273
Entertainment	9,537,028	1,397,541	—	10,934,569
Equity Real Estate Investment Trusts (REITs)	282,453,473	165,931,104	—	448,384,577
Food & Staples Retailing	22,674,355	13,131,328	—	35,805,683

71

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Food Products	$8,041,634	$40,183,320	$—	$48,224,954
Gas Utilities	410,104	11,307,296	—	11,717,400
Health Care Equipment & Supplies	26,188,738	17,386,998	—	43,575,736
Health Care Providers & Services	18,692,562	14,650,898	—	33,343,460
Health Care Technology	1,204,402	—	—	1,204,402
Hotels, Restaurants & Leisure	13,067,782	6,716,887	—	19,784,669
Household Durables	1,593,762	28,660,549	—	30,254,311
Household Products	22,771,237	9,031,166	—	31,802,403
Independent Power and Renewable Electricity Producers	151,719	9,193,955	—	9,345,674
Industrial Conglomerates	4,523,936	4,942,196	—	9,466,132
Insurance	12,863,007	80,626,604	—	93,489,611
Interactive Media & Services	35,493,366	28,610,755	—	64,104,121
Internet & Direct Marketing Retail	30,491,986	649,171	—	31,141,157
IT Services	46,999,693	7,357,241	—	54,356,934
Leisure Products	11,066,616	282,802	—	11,349,418
Life Sciences Tools & Services	3,913,222	3,726,048	—	7,639,270
Machinery	9,477,659	22,318,563	—	31,796,222
Marine	—	97,373	—	97,373
Media	6,590,046	1,112,456	—	7,702,502
Metals & Mining	8,837,732	4,973,659	—	13,811,391
Multiline Retail	6,046,397	—	—	6,046,397
Multi-Utilities	2,728,074	3,761,961	—	6,490,035
Oil, Gas & Consumable Fuels	212,206,203	15,984,819	—	228,191,022
Personal Products	443,773	22,277,057	—	22,720,830
Pharmaceuticals	55,650,428	98,870,006	—	154,520,434
Professional Services	2,300,141	17,847,996	—	20,148,137
Real Estate Management & Development	156,008	106,660,303	—	106,816,311
Road & Rail	2,650,370	2,443,598	—	5,093,968
Semiconductors & Semiconductor Equipment	33,629,587	32,925,799	—	66,555,386
Software	41,971,588	809,854	—	42,781,442
Specialty Retail	21,115,400	7,621,379	—	28,736,779
Technology Hardware, Storage & Peripherals	27,390,419	11,637,053	—	39,027,472
Textiles, Apparel & Luxury Goods	2,563,951	16,140,866	—	18,704,817
Thrifts & Mortgage Finance	—	269,769	—	269,769
Tobacco	23,697,967	29,782,811	—	53,480,778
Trading Companies & Distributors	742,349	3,541,529	—	4,283,878
Transportation Infrastructure	5,326,962	10,406,932	—	15,733,894
Water Utilities	347,487	1,122,372	—	1,469,859
Wireless Telecommunication Services	17,335,105	51,654,870	62,825	69,052,800
Corporate Bonds(a)	—	4,958,189,008	—	4,958,189,008
Equity-Linked Notes(a)	—	2,279,924,408	—	2,279,924,408
Floating Rate Loan Interests:
Aerospace & Defense	—	21,951,521	947,430	22,898,951
Airlines	—	9,648,655	—	9,648,655
Auto Components	—	10,372,864	—	10,372,864
Automobiles	—	—	4,827,084	4,827,084
Building Products	—	7,111,218	—	7,111,218
Capital Markets	—	5,288,542	1,493,487	6,782,029
Chemicals	—	20,874,206	5,646,393	26,520,599
Commercial Services & Supplies	—	42,662,184	1,435,609	44,097,793
Construction & Engineering	—	3,049,698	—	3,049,698
Construction Materials	—	12,415,903	890,531	13,306,434
Containers & Packaging	—	26,752,201	—	26,752,201
Diversified Consumer Services	—	27,848,210	—	27,848,210
Diversified Financial Services	—	66,110,584	55,893,198	122,003,782
Diversified Telecommunication Services	—	36,055,525	—	36,055,525
Electric Utilities	—	3,058,841	—	3,058,841
Electrical Equipment	—	5,260,831	2,004,755	7,265,586
Energy Equipment & Services	—	2,181,611	—	2,181,611
Entertainment	—	6,054,038	—	6,054,038
Equity Real Estate Investment Trusts (REITs)	—	3,889,227	1,529,546	5,418,773
Food & Staples Retailing	—	8,410,503	—	8,410,503
Food Products	—	23,761,844	—	23,761,844
Health Care Equipment & Supplies	—	16,936,472	—	16,936,472
Health Care Providers & Services	—	26,781,987	4,959,029	31,741,016
Health Care Technology	—	5,371,903	2,133,791	7,505,694

72

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$—	$31,290,063	$14,614,271	$45,904,334
Household Durables	—	579,323	—	579,323
Household Products	—	1,340,108	—	1,340,108
Independent Power and Renewable Electricity Producers	—	4,178,819	—	4,178,819
Industrial Conglomerates	—	9,111,794	9,039,375	18,151,169
Insurance	—	46,084,258	—	46,084,258
IT Services	—	74,862,179	36,763,084	111,625,263
Life Sciences Tools & Services	—	8,348,677	—	8,348,677
Machinery	—	15,585,178	398,772	15,983,950
Media	—	34,591,373	3,961,250	38,552,623
Metals & Mining	—	5,461,393	—	5,461,393
Multiline Retail	—	364,829	—	364,829
Multi-Utilities	—	3,351,261	—	3,351,261
Oil, Gas & Consumable Fuels	—	4,475,198	—	4,475,198
Personal Products	—	5,016,165	—	5,016,165
Pharmaceuticals	—	38,254,626	—	38,254,626
Professional Services	—	8,692,262	—	8,692,262
Real Estate Management & Development	—	1,271,968	—	1,271,968
Road & Rail	—	9,384,872	—	9,384,872
Semiconductors & Semiconductor Equipment	—	1,208,063	—	1,208,063
Software	—	84,269,232	9,917,964	94,187,196
Specialty Retail	—	9,751,111	4,058,051	13,809,162
Technology Hardware, Storage & Peripherals	—	2,165,639	—	2,165,639
Trading Companies & Distributors	—	4,583,735	—	4,583,735
Wireless Telecommunication Services	—	16,206,148	—	16,206,148
Foreign Agency Obligations(a)	—	42,927,577	—	42,927,577
Foreign Government Obligations(a)	—	289,734,839	—	289,734,839
Investment Companies	840,828,483	—	—	840,828,483
Non-Agency Mortgage-Backed Securities	—	999,486,642	19,792,362	1,019,279,004
Preferred Securities:
Banks	22,595,920	160,451,355	1,496,250	184,543,525
Capital Markets	21,631,600	75,770,269	—	97,401,869
Commercial Services & Supplies	—	8,098,560	—	8,098,560
Consumer Finance	5,573,280	54,718,288	—	60,291,568
Diversified Financial Services	—	16,646,850	—	16,646,850
Diversified Telecommunication Services	1,765,065	—	—	1,765,065
Electric Utilities	12,086,335	—	—	12,086,335
Entertainment	—	148,015	—	148,015
Equity Real Estate Investment Trusts (REITs)	—	5,450,000	—	5,450,000
Insurance	18,816,000	8,830,505	—	27,646,505
Oil, Gas & Consumable Fuels	13,218,750	22,498,314	—	35,717,064
Technology Hardware, Storage & Peripherals	—	21,588,499	—	21,588,499
Rights(a)	27,452	—	—	27,452
U.S. Government Sponsored Agency Securities	—	81,665,255	—	81,665,255
U.S. Treasury Obligations	—	7,035,527	—	7,035,527
Warrants(a)	—	535	—	535
Short-Term Securities:
Foreign Government Obligations(a)	—	5,150,024	—	5,150,024
Money Market Funds	1,078,480,289	—	—	1,078,480,289
Options Purchased:
Equity contracts	125,280	—	—	125,280
Unfunded Floating Rate Loan Interests(b)	—	—	61,148	61,148
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(115,289)	(2,009)	(117,298)

Subtotal	$3,274,950,590	$12,876,709,312	$199,578,190	$16,351,238,092

Investments Valued at NAV(c)				1,808,509

Total Investments				$16,353,046,601

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$277,078	$—	$277,078
Equity contracts	4,280,919	—	—	4,280,919
Foreign currency exchange contracts	16,108,767	649,557	—	16,758,324
Interest rate contracts	51,025,156	—	—	51,025,156

73

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(1,689,545)	$—	$(1,689,545)
Equity contracts	(26,020,704)	—	—	(26,020,704)
Foreign currency exchange contracts	—	(1,489,037)	—	(1,489,037)
Interest rate contracts	(2,511,622)	—	—	(2,511,622)

	$42,882,516	$(2,251,947)	$—	$40,630,569

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of July 31, 2019	$44,384,839	$132,671	$688,350	$151,953,207	$38,593,120	$1,608,971	$—	$237,361,158
Transfers into level 3	1,058,767	65,790	—	105,600,040	—	—	—	106,724,597
Transfers out of level 3	(25,098,090)	—	(688,350)	(23,550,723)	(19,000,000)	—	—	(68,337,163)
Accrued discounts/premiums	6,618	—	—	73,469	—	—	—	80,087
Net realized gain (loss)	4,322	1,029	—	(1,254,897)	—	—	—	(1,249,546)
Net change in unrealized appreciation (depreciation)(a)	(2,207,788)	66,573	—	(10,734,208)	199,242	(112,721)	59,139	(12,729,763)
Purchases	1,250,001	58,992	—	76,895,518	—	—	—	78,204,511
Sales	(1,939,779)	(67,126)	—	(138,468,786)	—	—	—	(140,475,691)

Closing balance, as of April 30, 2020	$17,458,890	$257,929	$—	$160,513,620	$19,792,362	$1,496,250	$59,139	$199,578,190

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2020(a)	$(2,207,788)	$66,573	$—	$(10,664,379)	$199,242	$(112,721)	$59,139	$(12,659,934)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

74